UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of July 31, 2010 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of September, 2010 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/S/ DAVID G. VAN HOOSER
David G. Van Hooser
Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. VAN HOOSER	Chairman, President, Trustee and Chief Executive Officer	September 27, 2010
David G. Van Hooser

By:	/S/ ANMARIE S. KOLINSKI	Treasurer and Chief Financial Officer	September 27, 2010
Anmarie S. Kolinski

Quarterly Schedule of Portfolio Holdings

July 31, 2010

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Small Company Value Fund	HASMX	HRSMX	HISMX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.5%)

COMMON STOCKS—97.5%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.8%
2,002,125	Boeing Company	$136,425
1,323,162	Precision Castparts Corp.	161,677
1,909,693	United Technologies Corporation	135,779

		433,881

AIR FREIGHT & LOGISTICS—0.6%
415,692	CH Robinson Worldwide Inc.	27,103
642,871	Expeditors International of Washington Inc.	27,412

		54,515

COMMON STOCKS—Continued

Shares		Value (000s)

AUTO COMPONENTS—0.7%
2,170,289	Johnson Controls Inc.	$62,526

BIOTECHNOLOGY—2.5%
2,882,161	Celgene Corporation*	158,951
2,011,127	Vertex Pharmaceuticals Inc.*	67,695

		226,646

CAPITAL MARKETS—3.4%
7,715,992	Charles Schwab Corporation	114,120
687,007	Goldman Sachs Group Inc.	103,614
3,469,523	Morgan Stanley	93,642

		311,376

COMMUNICATIONS EQUIPMENT—4.8%
9,407,275	Cisco Systems Inc.*	217,026
5,986,000	Juniper Networks Inc.*	166,291
1,250,646	Qualcomm Inc.	47,625

		430,942

COMPUTERS & PERIPHERALS—9.9%
1,702,080	Apple Inc.*	437,860
5,486,708	Hewlett-Packard Co.	252,608
4,950,507	NetApp Inc.*	209,407

		899,875

CONSTRUCTION & ENGINEERING—0.5%
2,077,526	Quanta Services Inc.*	44,625

DIVERSIFIED FINANCIAL SERVICES—1.5%
3,375,603	JP Morgan Chase & Co.	135,969

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
3,489,952	Agilent Technologies Inc.*	97,474

ENERGY EQUIPMENT & SERVICES—2.7%
4,098,552	Schlumberger Ltd.	244,520

FOOD & STAPLES RETAILING—1.9%
1,640,166	Costco Wholesale Corporation	93,014
1,967,569	Whole Foods Market Inc.*	74,708

		167,722

FOOD PRODUCTS—3.7%
4,583,499	Kraft Foods Inc.	133,884
1,321,010	Mead Johnson Nutrition Company	70,199
4,541,962	Unilever plc (UK)	129,070

		333,153

HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
823,534	Alcon Inc.	127,714

HEALTH CARE PROVIDERS & SERVICES—3.4%
3,146,055	Express Scripts Inc.*	142,139
3,424,682	Medco Health Solutions Inc.*	164,384

		306,523

HOTELS, RESTAURANTS & LEISURE—2.8%
4,345,868	Marriott International Inc.	147,369
4,246,007	Starbucks Corp.	105,513

		252,882

HOUSEHOLD PRODUCTS—1.1%
1,260,970	Colgate-Palmolive Company	99,591

INDUSTRIAL CONGLOMERATES—1.1%
3,173,996	Koninklijke Philips Electronics NV ADR (NET)[1]	98,775

INTERNET & CATALOG RETAIL—3.4%
2,617,962	Amazon.com Inc.*	308,632

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

INTERNET SOFTWARE & SERVICES—4.5%
1,307,682	Baidu Inc. ADR (CHN)*[1]	$106,458
485,230	Google Inc.*	235,264
3,618,992	Tencent Holdings Ltd. (CHN)	69,701

		411,423

IT SERVICES—6.8%
1,198,064	International Business Machines Corporation	153,831
1,060,362	MasterCard Inc.	222,718
3,244,001	VISA Inc.	237,948

		614,497

LIFE SCIENCE TOOLS & SERVICES—0.8%
1,581,932	Illuminia Inc.*	70,918

MACHINERY—1.5%
195,870	Cummins Inc.	15,593
3,116,548	Ingersoll-Rand plc	116,746

		132,339

MEDIA—3.0%
7,955,687	Walt Disney Company	268,027

MULTILINE RETAIL—3.2%
3,950,325	Dollar General Corporation*	115,270
3,461,234	Target Corporation	177,631

		292,901

OIL, GAS & CONSUMABLE FUELS—2.7%
2,663,877	Occidental Petroleum Corporation	207,596
1,043,167	Southwestern Energy Company*	38,023

		245,619

PHARMACEUTICALS—5.0%
2,853,427	Abbott Laboratories	140,046
1,189,432	Allergan Inc.	72,627
3,119,186	Mylan Inc.*	54,274
856,265	Shire plc ADR (IE)[1]	58,971
2,572,497	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	125,666

		451,584

ROAD & RAIL—0.9%
1,100,886	Union Pacific Corporation	82,203

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
2,938,938	Broadcom Corporation	105,890
6,991,339	Intel Corporation	144,022
4,118,167	Marvell Technology Group Ltd.*	61,443

		311,355

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—7.6%
6,081,250	Adobe Systems Inc.*	$174,654
6,954,723	Microsoft Corporation	179,501
1,686,352	Salesforce.com Inc.*	166,865
1,895,609	SolarWinds Inc.*	26,197
1,877,690	Vmware Inc.*	145,577

		692,794

SPECIALTY RETAIL—1.8%
4,399,273	Staples Inc.	89,437
1,815,936	Tiffany & Co.	76,397

		165,834

TEXTILES, APPAREL & LUXURY GOODS—5.0%
2,648,808	Coach Inc.	97,926
3,181,063	Nike Inc.	234,254
1,512,922	Polo Ralph Lauren Corporation	119,536

		451,716

TOTAL COMMON STOCKS (Cost $7,611,831)		8,828,551

SHORT-TERM INVESTMENTS—2.5%
(Cost $232,561)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$232,561	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by U.S. Treasury Bills (market value $237,215)	232,561

TOTAL INVESTMENTS—100.0% (Cost $7,844,392)		9,061,112

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(3,788)

TOTAL NET ASSETS—100.0%		$9,057,324

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $232,561 are classified as Level 2. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CHN	China.

IE	Ireland.

IL	Israel.

NET	Netherlands.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.9%)

COMMON STOCKS—94.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.8%
268,500	BE Aerospace Inc.*	$7,894
104,500	Rockwell Collins Inc.	5,973
300,736	Safran SA (FR)	8,116

		21,983

AIR FREIGHT & LOGISTICS—1.2%
159,400	Expeditors International of Washington Inc.	6,797

AIRLINES—1.9%
843,700	JetBlue Airways Corporation*	5,425
513,900	US Airways Group Inc.*	5,576

		11,001

AUTO COMPONENTS—0.9%
283,000	Gentex Corporation	5,453

BIOTECHNOLOGY—1.1%
141,100	Alkermes Inc.*	1,820
123,300	Amylin Pharmaceuticals Inc.*	2,333
86,000	Regeneron Pharmaceuticals Inc.*	2,080

		6,233

BUILDING PRODUCTS—0.7%
98,500	Lennox International Inc.	4,302

CAPITAL MARKETS—2.6%
192,850	Ameriprise Financial Inc.	8,175
232,400	Invesco Ltd.	4,541
89,700	Waddell & Reed Financial Inc.	2,138

		14,854

COMMERCIAL SERVICES & SUPPLIES—1.3%
378,500	Corrections Corp. of America*	7,407

COMMUNICATIONS EQUIPMENT—5.7%
386,700	Aruba Networks Inc.*	6,566
289,700	Finisar Corporation*	4,644
393,100	Polycom Inc.*	11,667
272,100	Riverbed Technology Inc.*	10,092

		32,969

COMPUTERS & PERIPHERALS—1.2%
169,100	NetApp Inc.*	7,153

CONSTRUCTION & ENGINEERING—1.3%
308,800	AECOM Technology Corporation*	7,454

CONSTRUCTION MATERIALS—0.7%
164,600	Eagle Materials Inc.	4,026

DISTRIBUTORS—1.3%
375,100	LKQ Corp.*	7,420

DIVERSIFIED CONSUMER SERVICES—2.1%
103,800	Sotheby’s	2,816
38,890	Strayer Education Inc.	9,310

		12,126

DIVERSIFIED FINANCIAL SERVICES—0.2%
724,300	Great American Group Inc.*	905

ELECTRICAL EQUIPMENT—0.7%
71,470	Regal Beloit Corporation	4,348

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
417,300	Jabil Circuit Inc.	6,055
532,060	Sanmina-SCI Corporation*	6,688
107,250	Trimble Navigation Ltd.*	3,043

		15,786

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ENERGY EQUIPMENT & SERVICES—1.1%
126,900	Baker Hughes Inc.	$6,125

FOOD PRODUCTS—2.1%
401,160	Green Mountain Coffee Roasters Inc.*	12,352

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
108,300	Edwards Lifesciences Corp.*	6,260
278,800	Hologic Inc.*	3,942

		10,202

HEALTH CARE PROVIDERS & SERVICES—1.7%
108,071	Accretive Health Inc.*	1,285
222,100	Coventry Health Care Inc.*	4,404
179,330	Lincare Holdings Inc.	4,261

		9,950

HEALTH CARE TECHNOLOGY—1.8%
58,200	Allscripts-Misys Healthcare Solutions Inc.*	971
139,800	SXC Health Solutions Corporation (CAN)*	9,493

		10,464

HOTELS, RESTAURANTS & LEISURE—1.5%
231,270	Cheesecake Factory Inc.*	5,421
324,160	MGM Mirage Inc.*	3,520

		8,941

HOUSEHOLD DURABLES—3.8%
251,870	Jarden Corporation	7,292
740,300	MRV Engenharia e Participacoes SA (BR)	6,638
261,564	Tempur Pedic International Inc.*	8,022

		21,952

INSURANCE—1.1%
424,900	Genworth Financial Inc.*	5,770
45,372	Phoenix Group Holdings (CYM)	463

		6,233

INTERNET & CATALOG RETAIL—0.7%
39,700	Netflix Inc.*	4,071

INTERNET SOFTWARE & SERVICES—3.0%
64,100	Equinix Inc.*	5,994
329,440	GSI Commerce Inc.*	7,419
126,693	VistaPrint NV*	4,187

		17,600

IT SERVICES—1.7%
104,700	Congnizant Technology Solutions Corporation*	5,712
289,100	Genpact Ltd.*	4,357

		10,069

LEISURE EQUIPMENT & PRODUCTS—1.2%
400,200	Brunswick Corporation	6,771

LIFE SCIENCES TOOLS & SERVICES—1.6%
385,200	Pharmaceutical Product Development Inc.	9,345

MACHINERY—3.5%
306,300	Ingersoll-Rand plc	11,474
174,000	Navistar International Corporation*	8,998

		20,472

MEDIA—2.1%
183,600	DreamWorks Animation SKG Inc.*	5,721
363,900	Focus Media Holding Ltd. ADR (CHN)*[1]	6,598

		12,319

COMMON STOCKS—Continued

Shares		Value (000s)

METALS & MINING—0.5%
193,131	Vallar plc (UK)*	$2,879

MULTILINE RETAIL—1.6%
222,470	Family Dollar Stores Inc.	9,199

OIL, GAS & CONSUMABLE FUELS—2.0%
132,800	Consol Energy Inc.	4,977
177,670	Frontline Ltd. (NOR)	5,437
215,389	Karoon Gas Australia Ltd. (AUS)*	1,349

		11,763

PHARMACEUTICALS—4.6%
194,400	Auxilium Pharmaceuticals Inc.*	4,386
319,500	Mylan Inc.*	5,559
99,500	Salix Pharmaceuticals Ltd.*	4,220
259,300	Shionogi & Co. Ltd. (JP)	5,288
179,696	Watson Pharmaceuticals Inc.*	7,278

		26,731

PROFESSIONAL SERVICES—1.1%
132,700	Manpower Inc.	6,367

ROAD & RAIL–3.2%
298,700	Hertz Global Holdings Inc.*	3,507
167,700	JB Hunt Transport Services Inc.	5,952
18,600	Kansas City Southern*	682
600,700	Localiza Rent A Car Ltd. (BR)	8,306

		18,447

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.4%
226,320	Atheros Communications Inc.*	5,984
218,600	Broadcom Corporation	7,876
524,500	Cypress Semiconductors Corporation*	5,560
286,000	Marvell Technology Group Ltd.*	4,267
285,500	Maxim Integrated Products Inc.	5,005
127,100	Power Integrations Inc.	4,493
544,900	Skyworks Solutions Inc.*	9,552

		42,737

SOFTWARE—5.8%
363,180	Adobe Systems Inc.*	10,430
42,100	BMC Software Inc.*	1,498
97,400	Citrix Systems Inc.*	5,359
193,600	Concur Technologies Inc.*	8,960
168,900	Rovi Corporation*	7,516

		33,763

SPECIALTY RETAIL—6.3%
123,230	Advance Auto Parts Inc.	6,597
246,600	Dick’s Sporting Goods Inc.*	6,488
56,947	Penske Automotive Group Inc.*	797
166,600	Ross Stores Inc.	8,773
234,200	Urban Outfitters Inc.*	7,532
228,800	Williams-Sonoma Inc.	6,111

		36,298

TEXTILES, APPAREL & LUXURY GOODS—2.4%
152,200	Coach Inc.	5,627
330,400	Hanesbrands Inc.*	8,276

		13,903

WIRELESS TELECOMMUNICATION SERVICES—1.1%
687,100	MetroPCS Communications Inc.*	6,150

TOTAL COMMON STOCKS (Cost $478,251)		545,320

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.1%
(Cost $23,585)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$23,585	Repurchase Agreement with Bank of America Corp. dated July 30, 2010 due August 2, 2010 at 0.190% collateralized by U.S. Treasury Bills (market value $24,049)	$23,585

TOTAL INVESTMENTS—98.2% (Cost $501,836)		568,905

CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		10,490

TOTAL NET ASSETS—100.0%		$579,395

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	$8,641	$8,398	10/2010	$(243)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$13,867	$8,116	$—	$21,983
Air Freight & Logistics	6,797	—	—	6,797
Airlines	11,001	—	—	11,001
Auto Components	5,453	—	—	5,453
Biotechnology	6,233	—	—	6,233
Building Products	4,302	—	—	4,302
Capital Markets	14,854	—	—	14,854
Commercial Services & Supplies	7,407	—	—	7,407
Communications Equipment	32,969	—	—	32,969
Computers & Peripherals	7,153	—	—	7,153
Construction & Engineering	7,454	—	—	7,454
Construction Materials	4,026	—	—	4,026
Distributors	7,420	—	—	7,420
Diversified Consumer Services	12,126	—	—	12,126
Diversified Financial Services	905	—	—	905
Electrical Equipment	4,348	—	—	4,348
Electronic Equipment & Instruments	15,786	—	—	15,786
Energy Equipment & Services	6,125	—	—	6,125
Food Products	12,352	—	—	12,352
Health Care Equipment & Supplies	10,202	—	—	10,202
Health Care Providers & Services	9,950	—	—	9,950
Health Care Technology	10,464	—	—	10,464
Hotels, Restaurants & Leisure	8,941	—	—	8,941
Household Durables	21,952	—	—	21,952
Insurance	5,770	463	—	6,233
Internet & Catalog Retail	4,071	—	—	4,071
Internet Software & Services	17,600	—	—	17,600
IT Services	10,069	—	—	10,069
Leisure Equipment & Products	6,771	—	—	6,771
Life Sciences Tools & Services	9,345	—	—	9,345
Machinery	20,472	—	—	20,472
Media	12,319	—	—	12,319

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Metals & Mining	$—	$2,879	$—	$2,879
Multiline Retail	9,199	—	—	9,199
Oil, Gas & Consumable Fuels	11,763	—	—	11,763
Pharmaceuticals	21,443	5,288	—	26,731
Professional Services	6,367	—	—	6,367
Road & Rail	18,447	—	—	18,447
Semiconductors & Semiconductor Equipment	42,737	—	—	42,737
Software	33,763	—	—	33,763
Specialty Retail	36,298	—	—	36,298
Textiles, Apparel & Luxury Goods	13,903	—	—	13,903
Wireless Telecommunication Services	6,150	—	—	6,150
Short-Term Investments
Repurchase Agreement	$—	$23,585	$—	$23,585

Total Investments in Securities	$528,574	$40,331	$—	$568,905

Investments in Other Financial Instruments
Forward Currency Contracts	—	(243)	—	(243)

Total Investments	$528,574	$40,088	$—	$568,662

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$—	$(243)

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

BR	Brazil.

CAN	Canada.

CHN	China.

CYM	Cayman Islands.

FR	France.

JP	Japan.

NOR	Norway.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 6.1%)

COMMON STOCKS—93.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.4%
380,000	Hexcel Corporation*	$7,102
90,360	Triumph Group Inc.	6,859

		13,961

AUTO COMPONENTS—2.9%
440,071	Tenneco Inc.*	12,146

BIOTECHNOLOGY—9.1%
275,900	Acorda Therapeutics Inc.*	8,923
156,430	Alexion Pharmaceuticals Inc.*	8,504
650,100	Allos Therapeutics Inc.*	3,133
427,745	Amylin Pharmaceuticals Inc.*	8,093
181,700	United Therapeutics Corporation*	8,883

		37,536

CAPITAL MARKETS—2.2%
136,195	Greenhill & Co Inc.	9,268

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—1.9%
517,300	East West Bancorp Inc.	$8,065

COMMERCIAL SERVICES & SUPPLIES—3.1%
406,100	GEO Group Inc.*	8,763
281,099	Higher One Holdings Inc.*	3,930

		12,693

COMMUNICATIONS EQUIPMENT—2.2%
945,800	Broadcade Communications Systems Inc.*	4,682
356,428	Oclaro Inc.*	4,395

		9,077

CONSTRUCTION & ENGINEERING—1.0%
205,093	Tutor Perini Corporation*	3,954

DIVERSIFIED CONSUMER SERVICES—4.5%
121,861	American Public Education Inc.*	5,442
267,400	K12 Inc.*	6,966
1,191,825	Stewart Enterprises Inc.	6,400

		18,808

ENERGY EQUIPMENT & SERVICES—7.6%
379,210	Exterran Holdings Inc.*	10,113
93,900	Oil States International Inc.*	4,314
339,900	Rowan Companies Inc.*	8,586
371,820	Superior Energy Services Inc.*	8,474

		31,487

HEALTH CARE EQUIPMENT & SUPPLIES—6.5%
287,490	Arthrocare Corporation*	7,699
330,987	Immucor Inc.*	6,362
319,400	Masimo Corporation	7,372
188,126	Orthofix International NV (NET)*	5,696

		27,129

HEALTH CARE PROVIDERS & SERVICES—5.3%
1,071,313	Health Management Associates Inc.*	7,671
94,700	Mednax Inc.*	4,465
804,950	Sun Healthcare Group Inc.*	6,665
245,550	Team Health Holdings Inc.*	3,219

		22,020

INTERNET & CATALOG RETAIL—0.8%
33,253	Netflix Inc.*	3,410

INTERNET SOFTWARE & SERVICES—1.5%
340,987	Savvis Inc.*	6,012

IT SERVICES—1.6%
439,510	Acxiom Corporation*	6,742

LIFE SCIENCES TOOLS & SERVICES—1.0%
54,188	Dionex Corporation*	4,091

MACHINERY—6.8%
196,325	CLARCOR Inc.	7,366
494,769	Colfax Corporation*	6,407
162,037	Gardner Denver Inc.	8,227
159,555	WABCO Holdings Inc.*	6,172

		28,172

METALS & MINING—0.9%
475,500	Jaguar Mining Inc. (CAN)*	3,856

OIL, GAS & CONSUMABLE FUELS—3.6%
211,942	Alpha Natural Resources Inc.*	8,124
1,483,700	International Coal Group Inc.*	6,676

		14,800

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—0.3%
451,550	Santarus Inc.*	$1,124

PROFESSIONAL SERVICES—0.7%
147,440	Huron Consulting Group Inc.*	3,027

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.4%
256,900	Omega Healthcare Investors Inc.	5,647

ROAD & RAIL—0.4%
116,176	Heartland Express Inc.	1,861

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
231,663	ATMI Inc.*	3,438
245,983	Cavium Networks Inc.*	6,600
210,275	EZchip Semiconductor Ltd. (IL)*	4,655
225,060	Skyworks Solutions Inc.*	3,945

		18,638

SOFTWARE—13.4%
1,035,276	Cadence Design Systems Inc.*	7,206
334,940	Informatica Corp.*	10,092
336,373	Net 1 UEPS Technologies Inc. (S.AFR)*	4,894
721,500	Nuance Communications Inc.*	11,912
215,350	Quest Software Inc.*	4,341
279,570	Red Hat Inc.*	8,988
356,917	SolarWinds Inc.*	4,933
130,105	VanceInfo Technologies Inc. ADR (CHN)*[1]	3,303

		55,669

SPECIALTY RETAIL—4.2%
626,850	Chico’s FAS Inc.	5,874
200,741	J. Crew Group Inc.*	7,152
154,027	Vitamin Shoppe Inc.*	4,208

		17,234

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—1.8%
229,450	Beacon Roofing Supply Inc.*	$3,914
65,300	Watsco Inc.	3,638

		7,552

TRANSPORTATION INFRASTRUCTURE—1.3%
269,120	Aegean Marine Petroleum Network Inc. (GRC)	5,533

TOTAL COMMON STOCKS (Cost $348,500)		389,512

SHORT-TERM INVESTMENTS—5.4%
(Cost $22,205)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$22,205	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $22,649)	22,205

TOTAL INVESTMENTS—99.3% (Cost $370,705)		411,717

CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		2,968

TOTAL NET ASSETS—100.0%		$414,685

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $22,205 are classified as Level 2. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CHN	China.

GRC	Greece.

IL	Israel.

NET	Netherlands.

S.AFR	South Africa.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.7%)

COMMON STOCKS—97.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.0%
19,000	Boeing Company	$1,295
50,600	General Dynamics Corporation	3,099
33,700	L-3 Communications Holdings Inc.	2,461
49,800	Lockheed Martin Corporation	3,743

		10,598

AIR FREIGHT & LOGISTICS—0.7%
29,300	United Parcel Service Inc.	1,905

BEVERAGES—1.4%
58,300	PepsiCo Inc.	3,784

CAPITAL MARKETS—4.5%
97,400	Bank of New York Mellon Corporation	2,442
26,700	Franklin Resources Inc.	2,685
35,700	Goldman Sachs Group Inc.	5,384
50,200	Morgan Stanley	1,355

		11,866

CHEMICALS—2.3%
45,900	Dow Chemical Co.	1,254
30,600	Ecolab Inc.	1,497
33,000	Monsanto Company	1,909
23,700	Sigma Aldrich Inc.	1,329

		5,989

COMMERCIAL BANKS—5.0%
33,900	BB&T Corporation	842
46,200	Suntrust Bank Inc.	1,199
35,900	Toronto - Dominion Bank Group Inc. (CAN)	2,556
105,800	U.S. Bancorp	2,528
218,100	Wells Fargo & Company	6,048

		13,173

COMMERCIAL SERVICES & SUPPLIES—0.5%
37,500	Waste Management Inc.	1,273

COMMUNICATIONS EQUIPMENT—1.0%
71,200	Qualcomm Inc.	2,711

CONSUMER FINANCE—0.7%
43,500	American Express Co.	1,942

DISTRIBUTORS—0.5%
30,400	Genuine Parts Company	1,302

DIVERSIFIED FINANCIAL SERVICES—7.1%
478,900	Bank of America Corporation	6,724
972,000	Citigroup Inc.*	3,985
197,600	JP Morgan Chase & Co.	7,959

		18,668

DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
195,600	AT&T Inc.	5,074
88,100	Verizon Communications Inc.	2,560

		7,634

ELECTRIC UTILITIES—1.9%
97,200	NextEra Energy Inc.	5,084

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
70,200	Corning Inc.	1,272

ENERGY EQUIPMENT & SERVICES—1.6%
42,900	Schlumberger Ltd.	2,559
37,000	Transocean Ltd. (SWS)*	1,710

		4,269

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD & STAPLES RETAILING—3.8%
44,400	Costco Wholesale Corporation	$2,518
122,400	CVS/Caremark Corporation	3,756
76,500	Wal-Mart Stores Inc.	3,916

		10,190

FOOD PRODUCTS—1.2%
108,000	Kraft Foods Inc.	3,155

HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
91,900	Covidien plc (IE)	3,430
66,600	Medtronic Inc.	2,462

		5,892

HEALTH CARE PROVIDERS & SERVICES—0.9%
82,600	UnitedHealth Group Inc.	2,515

HOTELS, RESTAURANTS & LEISURE—1.5%
55,600	McDonald’s Corporation	3,877

HOUSEHOLD PRODUCTS—2.6%
112,000	Procter & Gamble Company	6,850

INDUSTRIAL CONGLOMERATES—3.0%
16,400	3M Co.	1,403
410,800	General Electric Co.	6,622

		8,025

INSURANCE—5.7%
69,000	Aflac Inc.	3,394
63,100	Chubb Corporation	3,321
99,900	HCC Insurance Holdings Inc.	2,609
134,800	MetLife Inc.	5,670

		14,994

IT SERVICES—0.7%
24,400	VISA Inc.	1,790

MEDIA—1.8%
68,200	Comcast Corporation	1,328
98,600	Walt Disney Company	3,322

		4,650

METALS & MINING—1.0%
25,300	Allegheny Technologies Inc.	1,204
20,600	Freeport-McMoRan Copper & Gold Inc.	1,474

		2,678

MULTI-UTILITIES—4.8%
72,600	PG&E Corporation	3,223
89,100	Sempra Energy	4,433
95,200	Wisconsin Energy Corp.	5,168

		12,824

MULTILINE RETAIL—1.0%
75,100	Nordstrom Inc.	2,553

OIL, GAS & CONSUMABLE FUELS—10.1%
28,300	Apache Corporation	2,705
90,400	Chevron Corporation	6,889
1,033,000	CNOOC Ltd. (HK)	1,742
48,800	ConocoPhillips	2,695
41,400	Devon Energy Corporation	2,587
64,900	Exxon Mobil Corporation	3,873
45,500	Occidental Petroleum Corporation	3,546
54,100	Total SA (FR)	2,729

		26,766

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—8.9%
65,600	Abbott Laboratories	$3,220
110,600	Johnson & Johnson	6,425
139,200	Merck & Co. Inc.	4,797
418,900	Pfizer Inc.	6,283
56,600	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	2,765

		23,490

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
33,000	Corporate Office Properties Trust	1,238
20,500	Public Storage Inc.	2,011
37,700	Simon Property Group Inc.	3,364

		6,613

ROAD & RAIL—0.5%
24,200	Norfolk Southern Corporation	1,362

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%
148,000	Intel Corporation	3,049
132,600	Texas Instruments Inc.	3,274

		6,323

SOFTWARE—3.0%
156,200	Microsoft Corporation	4,031
165,900	Oracle Corp.	3,922

		7,953

SPECIALTY RETAIL—2.0%
40,200	Hennes & Mauritz AB (SW)	1,266
44,100	Home Depot Inc.	1,258
54,200	Ross Stores Inc.	2,854

		5,378

TEXTILES, APPAREL & LUXURY GOODS—1.5%
37,100	Nike Inc.	2,732
16,500	V.F. Corporation	1,309

		4,041

TOBACCO—0.8%
39,900	Philip Morris International Inc.	2,036

WIRELESS TELECOMMUNICATION SERVICES—0.8%
39,700	China Mobile Ltd. ADR (CHN)[1]	2,022

TOTAL COMMON STOCKS (Cost $253,328)		257,447

SHORT-TERM INVESTMENTS—2.2%
(Cost $5,693)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$5,693	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $5,809)	5,693

TOTAL INVESTMENTS—99.5% (Cost $259,021)		263,140

CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		1,380

TOTAL NET ASSETS—100.0%		$264,520

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $5,693 and holdings in Oil, Gas & Consumable Fuels valued at $4,471 are classified as Level 2. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CHN	China.

FR	France.

HK	Hong Kong.

IE	Ireland.

IL	Israel.

SW	Sweden.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.1%)

COMMON STOCKS—97.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.3%
6,700	ITT Corporation	$316
6,600	L-3 Communications Holdings Inc.	482
8,600	Teledyne Technologies Inc.*	353

		1,151

AUTO COMPONENTS—1.5%
12,800	Autoliv Inc.	735

BIOTECHNOLOGY—1.2%
4,900	Biogen Idec Inc.*	274
5,200	Cephalon Inc.*	295

		569

BUILDING PRODUCTS—0.6%
5,800	A. O. Smith Corporation	317

CAPITAL MARKETS—2.0%
17,700	Ameriprise Financial Inc.	751
6,300	State Street Corporation	245

		996

CHEMICALS—5.5%
12,300	Arch Chemicals Inc.	422
11,100	Ashland Inc.	564
8,900	Eastman Chemical Company	558
9,000	Lubrizol Corporation	841
5,300	Stepan Company	350

		2,735

COMMERCIAL BANKS—3.3%
23,200	Banco Latinoamericano de Comercio Exterior SA (PA)	287
28,400	Fifth Third Bancorp.	361
44,200	Huntington Bancshares Inc.	268
18,200	KeyCorp	154
4,800	PNC Financial Services Group Inc.	285
36,000	Regions Financial Corporation	264

		1,619

COMMERCIAL SERVICES & SUPPLIES—1.0%
29,400	R.R. Donnelley & Sons Company	496

COMMUNICATIONS EQUIPMENT—0.9%
9,800	Harris Corporation	436

COMPUTERS & PERIPHERALS—2.7%
16,100	Lexmark International Inc.*	592
32,200	Seagate Technology (IE)	404
12,900	Western Digital Corporation*	340

		1,336

CONSUMER FINANCE—0.6%
13,700	Nelnet Inc.	276

CONTAINERS & PACKAGING—1.2%
7,100	Owens-Illinois Inc.*	196
7,800	Rock Tenn Company	415

		611

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
8,500	CenturyTel Inc.	303

ELECTRIC UTILITIES—2.2%
11,700	American Electric Power Company Inc.	421
17,600	Pepco Holdings Inc.	298
10,000	Pinnacle West Capital Corporation	381

		1,100

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRICAL EQUIPMENT—0.8%
8,800	Thomas & Betts Corporation*	$349
1,664	Vishay Precision Group Inc.*	21

		370

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
17,400	Benchmark Electronics Inc.*	291
22,600	Ingram Micro Inc.*	373
23,300	Vishay Intertechnology Inc.	198

		862

ENERGY EQUIPMENT & SERVICES—3.4%
14,600	Atwood Oceanics Inc.*	397
4,900	Diamond Offshore Drilling Inc.	292
15,800	Noble Corporation (SWS)	514
11,700	Tidewater Inc.	479

		1,682

FOOD & STAPLES RETAILING—1.6%
27,500	Safeway Inc.	565
21,600	Supervalu Inc.	244

		809

FOOD PRODUCTS—6.6%
26,500	Archer Daniels Midland Company	725
4,000	Bunge Ltd. (BM)	199
20,000	Chiquita Brands International Inc.*	294
29,800	ConAgra Foods Inc.	700
28,700	Dean Foods Company*	329
28,600	Del Monte Foods Company	397
10,200	Fresh Del Monte Produce Inc.*	212
25,500	Sara Lee Corporation	377

		3,233

GAS UTILITIES—0.4%
5,800	AGL Resources Inc.	220

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
12,900	Kinetic Concepts Inc.*	458

HEALTH CARE PROVIDERS & SERVICES—2.8%
19,000	AmerisourceBergen Corporation	569
6,900	CIGNA Corporation	212
16,000	Coventry Health Care Inc.*	317
19,300	Kindred Healthcare Inc.*	257
1,100	Universal Health Services Inc.	40

		1,395

HOTELS, RESTAURANTS & LEISURE—1.3%
15,300	Brinker International Inc.	241
38,700	Ruby Tuesday Inc.*	395

		636

HOUSEHOLD DURABLES—3.4%
15,500	American Greetings Corporation	318
5,775	Blyth Inc.	228
24,300	Newell Rubbermaid Inc.	377
9,100	Whirlpool Corporation	758

		1,681

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.9%
23,700	AES Corporation*	244
19,400	Mirant Corporation*	213

		457

INDUSTRIAL CONGLOMERATES—1.4%
17,400	Tyco International Ltd. (SWS)	666

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—12.4%
7,400	Aflac Inc.	$364
4,900	Allied World Assurance Company Holdings Ltd. (BM)	244
15,300	Allstate Corporation	432
30,500	American Equity Investment Life Holding Company	329
16,600	American Financial Group Inc.	489
21,800	Aspen Insurance Holdings Ltd. (BM)	596
10,500	Chubb Corporation	553
7,500	Endurance Specialty Holdings Ltd. (BM)	289
5,700	Everest Re Group Ltd.	442
11,300	Hartford Financial Services Group Inc.	265
17,300	Horace Mann Educators Corporation	291
12,400	Lincoln National Corporation	323
4,900	PartnerRE Ltd. (BM)	355
12,400	Protective Life Corporation	279
5,800	StanCorp Financial Group Inc.	219
17,100	Unum Group	390
9,500	Validus Holdings Ltd. (BM)	236

		6,096

IT SERVICES—2.1%
15,500	Computer Sciences Corporation	702
31,500	Convergys Corporation*	352

		1,054

LEISURE EQUIPMENT & PRODUCTS—0.7%
8,300	Hasbro Inc.	350

MACHINERY—1.7%
9,500	Crane Co.	338
16,500	EnPro Industries Inc.*	494

		832

MEDIA—1.5%
14,400	Dish Network Corporation	289
18,000	Gannett Inc.	237
48,300	Journal Communications Inc.	230

		756

MULTI-UTILITIES—7.3%
12,400	Alliant Energy Corporation	429
15,200	CenterPoint Energy Inc.	216
45,800	CMS Energy Corporation	729
10,500	DTE Energy Co.	485
20,700	NiSource Inc.	342
12,900	NorthWestern Corporation	364
9,100	Public Service Enterprise Group Inc.	299
7,700	Scana Corporation	295
4,700	Sempra Energy	234
9,300	Xcel Energy Inc.	204

		3,597

MULTILINE RETAIL—1.0%
9,900	Family Dollar Stores Inc.	409
3,000	J.C. Penney Company Inc.	74

		483

OFFICE ELECTRONICS—1.4%
71,500	Xerox Corporation	696

OIL, GAS & CONSUMABLE FUELS—4.5%
10,300	Overseas Shipholding Group Inc.	404
15,000	Southern Union Company	339
15,900	Sunoco Inc.	567
18,300	Tesoro Petroleum Corporation	236
57,200	USEC Inc.*	316
9,000	Valero Energy plc	153
23,000	W&T Offshore Inc.	212

		2,227

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—3.1%
16,300	Endo Pharmaceuticals Holdings Inc.*	$391
17,800	Forest Laboratories Inc.*	494
50,000	King Pharmaceuticals Inc.*	438
12,300	Mylan Inc.*	214

		1,537

REAL ESTATE INVESTMENT TRUSTS (REITs)—4.9%
34,500	Annaly Capital Management Inc.	601
21,950	CommonWealth REIT	570
36,000	Hospitality Properties Trust	736
47,000	Medical Properties Trust Inc.	467

		2,374

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
42,900	Fairchild Semiconductor International Inc.*	390
39,200	Micron Technology Inc.*	285

		675

SPECIALTY RETAIL—3.7%
23,500	Cabelas Inc.*	366
27,700	Gap Inc.	502
20,500	Radioshack Corporation	442
27,100	Stage Stores Inc.	298
5,700	The Children’s Place Retail Stores Inc.*	238

		1,846

TEXTILES, APPAREL & LUXURY GOODS—0.5%
12,900	Jones Apparel Group Inc.	225

COMMON STOCKS—Continued

Shares		Value (000s)

THRIFTS & MORTGAGE FINANCE—0.3%
12,100	Hudson City Bancorp Inc.	$150

TOBACCO—0.5%
5,300	Universal Corporation	235

TOTAL COMMON STOCKS (Cost $52,714)		48,282

SHORT-TERM INVESTMENTS—2.0%
(Cost $991)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$991	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $1,015)	991

TOTAL INVESTMENTS—99.9% (Cost $53,705)		49,273

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		49

TOTAL NET ASSETS—100.0%		$49,322

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $991 are classified as Level 2. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

14

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.0%)

COMMON STOCKS—95.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.8%
408,900	AAR Corp.*	$6,869
131,109	GeoEye Inc.*	4,526
822,100	Hexcel Corporation*	15,365
307,298	Moog Inc.*	11,004
217,100	Teledyne Technologies Inc.*	8,908

		46,672

CAPITAL MARKETS—6.3%
460,573	Eaton Vance Corporation	13,799
555,600	Jefferies Group Inc.	13,717
589,168	Raymond James Financial Inc.	15,719

		43,235

CHEMICALS—4.1%
290,500	Scotts Miracle-Gro Company	14,017
442,600	Valspar Corporation	13,902

		27,919

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—2.5%
417,009	Trustmark Corporation	$9,174
313,500	United Bankshares Inc.	8,004

		17,178

COMMUNICATIONS EQUIPMENT—1.5%
1,124,819	Arris Group Inc.*	10,483

CONSTRUCTION & ENGINEERING—1.8%
303,200	URS Corporation*	12,246

CONSUMER FINANCE—1.4%
295,194	Cash America International Inc.	9,889

ELECTRONIC EQUIPMENT & INSTRUMENTS—6.5%
439,602	Checkpoint Systems Inc.*	8,779
740,936	FLIR Systems Inc.*	22,050
208,167	Itron Inc.*	13,545

		44,374

ENERGY EQUIPMENT & SERVICES—4.3%
237,600	Core Laboratories (NET)	18,355
266,168	Lufkin Industries Inc.	10,942

		29,297

GAS UTILITIES—6.0%
267,800	Oneok Inc.	12,461
313,269	South Jersey Industries Inc.	14,636
396,537	WGL Holdings Inc.	14,307

		41,404

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
254,300	Cantel Medical Corp.	4,038

HEALTH CARE PROVIDERS & SERVICES—6.0%
302,203	Amedisys Inc.*	7,939
396,500	Amerigroup Corporation*	14,179
465,462	Healthways Inc.*	6,628
255,392	Mednax Inc.*	12,042

		40,788

HOTELS, RESTAURANTS & LEISURE—3.6%
364,848	Brinker International Inc.	5,735
398,700	Life Time Fitness Inc.*	14,497
462,666	Sonic Corporation*	4,072

		24,304

HOUSEHOLD DURABLES—0.6%
245,100	Meritage Homes Corporation*	4,309

INSURANCE—7.4%
405,447	Delphi Financial Group Inc.	10,521
594,700	Protective Life Corporation	13,375
318,500	Reinsurance Group of America Inc.	15,282
325,900	State Auto Financial Corporation	5,126
303,333	United Fire & Casualty Company	6,504

		50,808

INTERNET SOFTWARE & SERVICES—1.5%
392,689	Digital River Inc.*	10,324

IT SERVICES—3.6%
384,600	Global Payments Inc.	14,511
460,600	SRA International Inc.*	10,234

		24,745

LIFE SCIENCES TOOLS & SERVICES—3.2%
226,000	Covance Inc.*	8,760
553,486	Pharmaceutical Product Development Inc.	13,427

		22,187

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—11.4%
465,800	Bucyrus International Inc.	$28,982
344,200	Harsco Corporation	7,972
242,100	Snap-on Inc.	10,815
447,300	Timken Company	15,038
289,800	Toro Company	15,084

		77,891

OIL, GAS & CONSUMABLE FUELS—3.9%
530,800	Cabot Oil & Gas Corporation	16,173
403,000	Swift Energy Company*	10,450

		26,623

PROFESSIONAL SERVICES—0.6%
212,238	School Specialty Inc.*	4,069

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.8%
437,486	First Potomac Realty Trust	6,781
1,267,580	Medical Properties Trust Inc.	12,600

		19,381

SPECIALTY RETAIL—1.4%
515,600	Aaron’s Inc.	9,363

TEXTILES, APPAREL & LUXURY GOODS—2.5%
326,900	Phillips-Van Heusen Corporation	16,963

THRIFTS & MORTGAGE FINANCE—1.6%
848,500	Astoria Financial Corporation	11,234

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—1.5%
178,884	Watsco Inc.	$9,966

WIRELESS TELECOMMUNICATION SERVICES—1.6%
299,000	SBA Communications Corporation*	10,818

TOTAL COMMON STOCKS (Cost $527,461)		650,508

SHORT-TERM INVESTMENTS—5.0%
(Cost $34,527)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$34,527	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $35,221)	34,527

TOTAL INVESTMENTS—100.0% (Cost $561,988)		685,035

CASH AND OTHER ASSETS, LESS LIABILITIES–—0.0%		120

TOTAL NET ASSETS—100.0%		$685,155

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $34,527 are classified as Level 2. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

NET	Netherlands.

The accompanying notes are an integral part of the Portfolio of Investments.

16

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 7.6%)

COMMON STOCKS—92.4%

Shares		Value (000s)

AUTO COMPONENTS—5.5%
92,525	American Axle & Manufacturing Holdings Inc.*	$862
10,200	Lear Corporation*	797

		1,659

BIOTECHNOLOGY—1.4%
71,587	QLT Inc. (CAN)*	409

BUILDING PRODUCTS—2.7%
48,775	American Woodmark Corporation	806

COMMERCIAL BANKS—20.7%
54,040	Associated Banc-Corp.	734
12,805	City National Corporation	726
18,373	Comerica Inc.	705
74,350	Fulton Financial Corporation	677
93,064	KeyCorp	787
99,705	Marshall & Ilsley Corporation	701
998	PNC Financial Services Group Inc.	59
117,250	Popular Inc.	337
106,170	Regions Financial Corporation	778
4,660	Suntrust Bank Inc.	121
64,818	Susquehanna Bancshares Inc.	561

		6,186

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—2.4%
15,066	Deluxe Corporation	$310
20,592	Viad Corp.	410

		720

COMPUTERS & PERIPHERALS—2.5%
239,879	ADPT Corporation*	732

CONSUMER FINANCE—2.7%
53,513	Discover Financial Services	817

ELECTRIC UTILITIES—1.9%
30,400	Portland General Electric Company	581

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
10,204	MTS Systems Corporation	295

ENERGY EQUIPMENT & SERVICES—4.8%
19,100	Bristow Group Inc.*	638
44,690	Gulf Island Fabrication Inc.	803

		1,441

FOOD PRODUCTS—7.4%
56,100	Dean Foods Company*	643
52,642	Del Monte Foods Company	731
59,263	Smithfield Foods Inc.*	844

		2,218

HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
20,896	Cooper Companies Inc.	812

HOUSEHOLD DURABLES—8.4%
38,344	CSS Industries Inc.	691
28,061	Jarden Corporation	812
69,570	M/I Homes Inc.*	734
71,124	Standard Pacific Corporation*	285

		2,522

INSURANCE—11.3%
71,915	Assured Guaranty Ltd. (BM)	1,129
28,229	MBIA Inc.*	245
61,680	Old Republic International Corporation	772
59,215	Stewart Information Services Corporation	591
36,525	XL Group plc	648

		3,385

LEISURE EQUIPMENT & PRODUCTS—3.5%
66,547	Jakks Pacific Inc.*	1,050

MACHINERY—2.7%
76,817	Blount International Inc.*	818

MARINE—2.8%
24,514	Alexander & Baldwin Inc.	822

MEDIA—1.8%
48,700	Harte Hanks Inc.	549

ROAD & RAIL—2.7%
35,384	Arkansas Best Corporation	799

SPECIALTY RETAIL—0.7%
27,495	MarineMax Inc.*	209

TEXTILES, APPAREL & LUXURY GOODS—0.9%
23,264	K-Swiss Inc.*	278

THRIFTS & MORTGAGE FINANCE—1.9%
32,740	Washington Federal Inc.	570

TOTAL COMMON STOCKS (Cost $28,106)		27,678

17

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—7.5%
(Cost $2,247)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$2,247	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $2,295)	$2,247

TOTAL INVESTMENTS—99.9% (Cost $30,353)		29,925

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		24

TOTAL NET ASSETS—100.0%		$29,949

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $2,247 are classified as Level 2. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

CAN	Canada.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2010 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Company Value Fund (formerly, Harbor SMID Value Fund); (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The Funds have adopted FASB ASC 105, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles (the Codification) which is a single source of authoritative nongovernmental U.S. generally accepted accounting standards (US GAAP). All previous US GAAP standards issued by a standard setter are superseded by the Codification. The adoption of ASC 105 had no impact on the Funds’ net assets or results of operations.

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value.

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Fair Value Measurements and Disclosures

Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of July 31, 2010.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Foreign Forward Currency Contracts

Each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

See the Portfolio of Investments for each Fund for outstanding foreign forward currency contracts as of July 31, 2010, if any.

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain

21

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. There is minimal counterparty risk with foreign currency spot contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign currency contracts, guarantees the foreign currency spot contracts against default.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2010 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund*	$7,844,392	$1,413,905	$(197,185)	$1,216,720
Harbor Mid Cap Growth Fund*	501,836	88,076	(21,007)	67,069
Harbor Small Cap Growth Fund*	370,705	67,152	(26,140)	41,012
VALUE FUNDS
Harbor Large Cap Value Fund*	$259,021	$13,001	$(8,882)	$4,119
Harbor Mid Cap Value Fund*	53,705	5,727	(10,159)	(4,432)
Harbor Small Cap Value Fund*	561,988	173,432	(50,385)	123,047
Harbor Small Company Value Fund*	30,353	1,329	(1,757)	(428)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

22

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2010	FD.NQ.DE.0710

Quarterly Schedule of Portfolio Holdings

July 31, 2010

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.2%)

COMMON STOCKS—88.8%

Shares		Value (000s)

AUTOMOBILES—1.3%
6,479,000	Daimler AG (GER)*	$350,008

BEVERAGES—4.9%
9,384,129	Anheuser-Busch InBev NV (BEL)	497,109
24,226,141	Diageo plc (UK)	420,430
5,969,642	Pernod-Ricard SA (FR)	466,669

		1,384,208

BUILDING PRODUCTS—1.0%
6,527,274	Compagnie de Saint-Gobain (FR)	277,806

CAPITAL MARKETS—1.6%
26,315,745	UBS AG (SWS)*	446,714

CHEMICALS—3.4%
4,871,472	Linde AG (GER)	572,749
1,688,523	Syngenta AG (SWS)	372,928

		945,677

COMMERCIAL BANKS—12.7%
28,191,765	Banco Santander Central Hispano SA-Registered (SP)	366,242
8,870,916	BNP Paribas (FR)	606,394
47,588,870	DBS Group Holdings Ltd. (SGP)	505,082
10,454,511	Erste Bank Der Oesterreichischen Sparkassen AG (AUT)	418,411
27,122,852	Itau Unibanco Holding SA ADR (BR)[1]	607,281
4,009,361	Societe Generale (FR)	230,263

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—Continued
17,723,554	Standard Chartered plc (UK)	$512,065
21,790,629	United Overseas Bank Ltd. (SGP)	318,779

		3,564,517

COMMERCIAL SERVICES & SUPPLIES—0.0%
9,245,600	K-Green Trust (SGP)*	7,819

COMMUNICATIONS EQUIPMENT—1.5%
37,929,680	Telefonaktiebolaget LM Ericsson (SW)	418,522

CONSTRUCTION MATERIALS—1.7%
3,925,000	CRH plc (IE)	81,466
5,787,451	Holcim Ltd. (SWS)	386,494

		467,960

DIVERSIFIED FINANCIAL SERVICES—1.4%
20,901,905	Investor AB (SW)	393,761

DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
15,628,033	Telefonica SA (SP)	353,902

ELECTRICAL EQUIPMENT—3.4%
23,464,275	ABB Ltd. (SWS)	473,645
4,097,951	Schneider Electric SA (FR)	471,670

		945,315

FOOD PRODUCTS—3.4%
6,617,902	Danone (FR)	370,966
11,961,100	Nestle SA (SWS)	591,201

		962,167

HOTELS, RESTAURANTS & LEISURE—1.9%
6,022,626	Accor SA (FR)	194,860
132,000,000	Genting Bhd (MAL)	332,179

		527,039

INDUSTRIAL CONGLOMERATES—2.3%
46,228,000	Keppel Corporation Ltd. (SGP)	318,072
127,539,047	Sime Darby Berhad (MAL)	313,251

		631,323

INSURANCE—5.4%
3,706,195	Allianz SE (GER)	430,400
28,519,968	AXA SA (FR)	523,625
95,461,000	China Life Insurance Co. Ltd. (CHN)	426,058
12,108,200	China Pacific Insurance Ltd. (CHN)	48,562
407,617	Zurich Financial Services AG (SWS)	95,128

		1,523,773

IT SERVICES—0.3%
5,933,259	Redecard SA (BR)	89,599

MACHINERY—6.9%
41,526,331	Atlas Copco AB (SW)	679,171
4,614,700	Fanuc Ltd. (JP)	544,758
34,080,636	Sandvik AB (SW)	440,443
21,065,000	Volvo AB (SW)*	262,525

		1,926,897

MARINE—1.1%
35,154	A.P. Moller-Maersk AS (DEN)	296,212

MEDIA—0.8%
8,523,802	JC Decaux SA (FR)*	218,632

METALS & MINING—5.9%
6,498,772	Anglo American plc (UK)*	256,969
8,825,108	Anglo American plc ADR (UK)*[1]	174,737

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

METALS & MINING—Continued
6,265,609	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	$253,883
15,938,436	BHP Billiton plc (AUS)	488,266
30,050,912	Xstrata plc (UK)	478,026

		1,651,881

MULTI-UTILITIES—1.3%
13,317,941	Veolia Environnement SA (FR)	353,537

OFFICE ELECTRONICS—0.9%
6,025,000	Canon Inc. (JP)	260,977

OIL, GAS & CONSUMABLE FUELS—8.1%
24,235,460	BG Group plc (UK)	388,667
11,434,183	Cameco Corporation (CAN)	291,457
190,546,000	China Petroleum & Chemical Corporation (CHN)	153,769
14,422,607	Eni SpA (IT)	294,723
282,276,000	PetroChina Company Ltd. (CHN)	322,523
9,454,219	Royal Dutch Shell plc (NET)	260,677
2,377,600	Royal Dutch Shell plc ADR (NET)[1]	131,767
15,884,779	Statoil ASA (NOR)	321,274
2,107,604	Total SA (FR)	106,395

		2,271,252

PAPER & FOREST PRODUCTS—0.4%
7,260,666	Fibria Celulose SA ADR (BR)*[1]	113,993

PERSONAL PRODUCTS—0.8%
2,248,769	L’Oreal SA (FR)	235,699

PHARMACEUTICALS—4.8%
3,526,522	AstraZeneca plc (UK)	176,820
8,754,834	Novo Nordisk AS (DEN)	749,087
3,119,593	Roche Holding AG (SWS)	405,628

		1,331,535

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
1,082,800	Unibail-Rodamco SE (FR)	213,475

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
33,768,000	Cheung Kong Holdings Ltd. (HK)	407,770

TEXTILES, APPAREL & LUXURY GOODS—1.8%
12,837,615	Compagnie Financiere Richemont SA (SWS)	501,202
10,835,055	Nova America SA (BR)*	—	[z]

		501,202

TOBACCO—4.9%
16,624,951	British American Tobacco plc (UK)	571,979
14,173,382	Imperial Tobacco Group plc (UK)	401,059
126,437	Japan Tobacco Inc. (JP)	406,920

		1,379,958

WIRELESS TELECOMMUNICATION SERVICES—1.3%
36,104,500	China Mobile Ltd. (CHN)	367,597

TOTAL COMMON STOCKS (Cost $19,626,560)		24,820,727

PREFERRED STOCKS—6.6%
COMMERCIAL BANKS—2.4%
37,085,059	Banco Bradesco SA (BR)	680,005

METALS & MINING—1.5%
17,383,000	Vale SA (BR)	421,726

PREFERRED STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—2.4%
42,345,000	Petroleo Brasileiro SA (BR)	$670,519

PAPER & FOREST PRODUCTS—0.3%
9,545,875	Suzano Papel e Celulose SA (BR)	91,182

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[z]

TOTAL PREFERRED STOCKS (Cost $367,708)		1,863,432

WARRANTS—0.4%
(Cost $101,000)
CAPITAL MARKETS
27,765,400	UBS AG (SWS)*	110,812

SHORT-TERM INVESTMENTS—5.1%
Principal Amount (000s)
COMMERCIAL PAPER
	American Express Credit Corporation
$222,059	0.180%–08/05/2010-08/16/2010	222,059

	Chevron Corporation
150,000	0.160%–08/04/2010-08/10/2010	150,000
100,000	0.170%–08/03/2010-08/13/2010	100,000
40,000	0.190%–08/19/2010	40,000

		290,000

	General Electric Company
47,401	0.140%–08/04/2010	47,401
99,786	0.160%–08/09/2010-08/10/2010	99,786
159,763	0.180%–08/02/2010-08/12/2010	159,763

		306,950

	HSBC Finance Corporation
132,437	0.100%–08/02/2010-08/03/2010	132,437
51,058	0.170%–08/11/2010-08/12/2010	51,058
175,252	0.180%–08/02/2010-08/18/2010	175,252

		358,747

	Toyota Motor Credit Corporation
47,400	0.050%–08/02/2010	47,400
202,626	0.100%–08/04/2010-08/19/2010	202,626

		250,026

TOTAL SHORT-TERM INVESTMENTS (Cost $1,427,782)		1,427,782

TOTAL INVESTMENTS—100.9% (Cost $21,523,050)		28,222,753

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(263,656)

TOTAL NET ASSETS—100.0%		$27,959,097

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$253,883	$—	$—	$253,883
Europe	306,504	17,935,628	—	18,242,132
Latin America	810,873	—	—	810,873
North America	291,457	—	—	291,457
Pacific Basin	—	5,222,382	—	5,222,382
Preferred Stocks
Latin America	1,863,432	—	—	1,863,432
Warrants
Europe	—	110,812	—	110,812
Short-Term Investments
Commercial Paper	—	1,427,782	—	1,427,782

Total	$3,526,149	$24,696,604	$—	$28,222,753

There were no material Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

z	Fair valued by Harbor Fund’s Valuation Committee.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.8%)

COMMON STOCKS—96.2%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.5%
2,744,729	Rolls-Royce Group plc (UK)	$24,979

AUTOMOBILES—3.0%
591,944	Daimler AG (GER)	31,978
536,100	Honda Motor Co Ltd. (JP)	16,961

		48,939

BEVERAGES—3.5%
775,788	Anheuser-Busch InBev NV (BEL)	41,096
214,394	Pernod-Ricard SA (FR)	16,760

		57,856

BUILDING PRODUCTS—1.6%
410,503	Assa Abloy AB (SW)	9,075
451,177	Daikin Industries Ltd. (JP)	16,748

		25,823

CAPITAL MARKETS—1.1%
398,730	Credit Suisse Group AG (SWS)	18,073

CHEMICALS—4.8%
816,361	BASF SE (GER)	47,736
117,558	Novozymes AS (DEN)	15,005
73,634	Syngenta AG (SWS)	16,263

		79,004

COMMERCIAL BANKS—12.3%
3,340,496	Banco Bilbao Vizcaya Argentaria SA (SP)	44,796
4,200,254	Barclays plc (UK)	21,754

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—Continued
228,866	BNP Paribas (FR)	$15,645
3,247,749	HSBC Holdings plc (UK)	33,027
774,993	ICICI Bank Ltd. ADR (IND)[1]	30,155
15,269,000	Mizuho Financial Group Inc. (JP)	24,752
1,097,942	Standard Chartered plc (UK)	31,721

		201,850

COMMUNICATIONS EQUIPMENT—1.1%
1,012,200	HTC Corporation (TW)	18,639

DISTRIBUTORS—2.2%
7,745,000	Li & Fung Ltd. (HK)	35,739

ELECTRIC UTILITIES—1.1%
665,900	Tokyo Electric Power Company Inc. (JP)	18,264

ELECTRICAL EQUIPMENT—2.1%
298,821	Schneider Electric SA (FR)	34,394

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
7,361,245	Hon Hai Precision Industry Co. Ltd. (TW)	29,651

ENERGY EQUIPMENT & SERVICES—0.8%
572,099	Seadrill Ltd. (BM)	13,226

FOOD & STAPLES RETAILING—4.3%
602,900	FamilyMart Company Ltd. (JP)	21,540
442,383	METRO AG (GER)	24,574
3,907,216	Tesco plc (UK)	23,960

		70,074

FOOD PRODUCTS—1.4%
478,460	Nestle SA (SWS)	23,649

HOTELS, RESTAURANTS & LEISURE—3.6%
542,578	Accor SA (FR)	17,555
3,018,874	Compass Group plc (UK)	25,100
422,376	Ctrip.com International Ltd. ADR (CHN)*[1]	17,005

		59,660

HOUSEHOLD DURABLES—3.6%
1,260,626	Gafisa SA (BR)	9,461
1,182,600	Panasonic Corporation (JP)	15,627
3,256,415	PDG Realty SA Empreendimentos e Participacoes (BR)	34,660

		59,748

HOUSEHOLD PRODUCTS—1.2%
389,045	Reckitt Benckiser Group plc (UK)	19,075

INDUSTRIAL CONGLOMERATES—2.3%
380,884	Siemens AG (GER)	37,258

INSURANCE—2.6%
1,526,028	AXA SA (FR)	28,018
1,814,000	Ping An Insurance Group Company of China Ltd. (CHN)	15,028	[z]

		43,046

INTERNET SOFTWARE & SERVICES—3.6%
3,850,000	Alibaba.com Corp. (HK)	7,976
233,771	Baidu Inc. ADR (CHN)[1]	19,031
151,328	MercadoLibre Inc. (AR)*	9,155
794,500	Tencent Holdings Ltd. (CHN)	15,331
19,315	Yahoo! Japan Corporation (JP)	7,408

		58,901

MEDIA—2.2%
200,009	Naspers Ltd. (S. AFR)	8,529

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MEDIA—Continued
598,943	Publicis Groupe SA (FR)	$27,009

		35,538

METALS & MINING—3.4%
364,047	Teck Resources Ltd. (CAN)	12,815
639,286	ThyssenKrupp AG (GER)	19,043
900,190	Vale SA ADR (BR)[1]	25,025

		56,883

OFFICE ELECTRONICS—1.6%
611,000	Canon Inc. (JP)	26,466

OIL, GAS & CONSUMABLE FUELS—5.9%
9,799,300	CNOOC Ltd. (HK)	16,541
4,546,100	OGX Petroleo e Gas Participacoes SA (BR)	48,051
355,584	Reliance Industries Ltd. GDR (IND)[2,3]	15,503
856,917	Tullow Oil plc (UK)	16,552

		96,647

PHARMACEUTICALS—3.9%
288,689	Novo Nordisk AS (DEN)	24,701
797,526	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	38,959

		63,660

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.2%
1,029,100	BR Malls Participacoes SA (BR)*	15,324
7,230,000	CapitaLand Ltd. (SGP)	21,103
3,787,000	Hang Lung Properties Ltd. (HK)	15,729

		52,156

ROAD & RAIL—2.1%
543,825	Canadian National Railway Co. (CAN)	34,245

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
2,384,926	Infineon Technologies Ltd. (GER)*	16,139
561,100	Sumco Corporation (JP)	10,619

		26,758

SOFTWARE—2.4%
903,889	Autonomy Corporation plc (UK)*	23,323
58,000	Nintendo Co. Ltd. (JP)	16,192

		39,515

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—2.9%
720,822	Inditex SA (SP)	$47,684

TEXTILES, APPAREL & LUXURY GOODS—3.4%
408,122	Adidas AG (GER)	22,138
107,575	Swatch Group (SWS)	33,336

		55,474

TRADING COMPANIES & DISTRIBUTORS—2.4%
5,962,000	Marubeni Corporation (JP)	31,988
6,737,363	Noble Group (GER)	8,202

		40,190

WIRELESS TELECOMMUNICATION SERVICES—1.7%
308,190	Millicom International Cellular SA (LU)	28,729

TOTAL COMMON STOCKS (Cost $1,443,549)		1,581,793

SHORT-TERM INVESTMENTS—4.9%
(Cost $80,999)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$80,999	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corporation (market value $82,623)	80,999

TOTAL INVESTMENTS—101.1% (Cost $1,524,548)		1,662,792

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(18,819)

TOTAL NET ASSETS—100.0%		$1,643,973

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$8,529	$—	$8,529
Europe	28,729	852,844	—	881,573
Latin America	141,676	—	—	141,676
Middle East/Central Asia	54,462	30,155	—	84,617
North America	34,245	12,815	—	47,060
Pacific Basin	51,367	351,943	15,028	418,338
Short-Term Investments	—	—	—
Repurchase Agreements	—	80,999	—	80,999

Total	$310,479	$1,337,285	$15,028	$1,662,792

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31, 2010.

Valuation Description	Beginning Balance at 11/01/2009 (000s)	Net Purchases/ (Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/(Out) of Level 3 (000s)	Ending Balance as of 07/31/2010[w] (000s)
Preferred Stocks	$—	$14,362	$—	$—	$666	$—	$15,028

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2010, these securities were valued at $15,503 or 1% of net assets.

w	The net unrealized appreciation/(depreciation) as of July 31, 2010 is $666.

z	Fair valued by Harbor Fund’s Valuation Committee.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 0.9%)

COMMON STOCKS—98.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—11.9%
325,850	BAE Systems plc (UK)	$1,597
10,175	Boeing Company (US)	693
60,725	European Aeronautic Defense and Space Co. NV (FR)	1,439
80,509	Finmeccanica SpA (IT)	884
28,150	Northrop Grumman Corporation (US)	1,651

		6,264

AUTOMOBILES—0.5%
2,900	Volkswagen AG (GER)	275

BUILDING PRODUCTS—0.8%
38,475	Masco Corporation (US)	396

CAPITAL MARKETS—6.4%
19,375	Credit Suisse Group AG (SWS)	878
19,550	State Street Corporation (US)	761
100,290	UBS AG (SWS)*	1,703

		3,342

CHEMICALS—2.7%
24,400	Akzo Nobel NV (NET)	1,436

COMMERCIAL BANKS—9.6%
159,300	Barclays plc (UK)	825
62,649	Credit Agricole SA (FR)	855
106,607	HSBC Holdings plc (UK)	1,084
8,455	PNC Financial Services Group Inc. (US)	502
1,148,227	Royal Bank of Scotland Group plc (UK)*	899
27,500	Sumitomo Mitsui Financial Group Inc. (JP)	848

		5,013

COMMUNICATIONS EQUIPMENT—1.0%
182,951	Alcatel-Lucent (FR)*	546

CONSUMER FINANCE—1.1%
13,500	Capital One Financial Corporation (US)	571

DIVERSIFIED FINANCIAL SERVICES—5.7%
71,725	Bank of America Corporation (US)	1,007
281,323	Citigroup Inc. (US)*	1,154
85,514	ING Groep NV (NET)	820

		2,981

COMMON STOCKS—Continued

Shares		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
39,100	Telenor ASA (NOR)	$602

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.2%
16,850	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	145
2,850	Omron Corporation (JP)	69
54,575	Tyco Electronics Ltd. (US)	1,473

		1,687

ENERGY EQUIPMENT & SERVICES—1.0%
10,502	Baker Hughes Inc. (US)	507

FOOD PRODUCTS—1.9%
34,325	Kraft Foods Inc. (US)	1,003

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
17,275	Zimmer Holdings Inc. (US)*	915

HEALTH CARE PROVIDERS & SERVICES—2.1%
39,125	Aetna Inc. (US)	1,090

HOUSEHOLD DURABLES—1.4%
16,300	Fortune Brands Inc. (US)	715

INDUSTRIAL CONGLOMERATES—2.0%
34,500	Koninklijke Philips Electronics NV (NET)	1,072

INSURANCE—8.0%
1,650	ACE Ltd. (US)	88
133,824	Aegon NV (NET)*	804
38,750	Allstate Corporation (US)	1,094
120,875	Aviva plc (UK)	677
41,100	MS&AD Insurance Group Holdings Inc. (JP)	909
10,625	Renaissance Holdings Ltd. (BM)	608

		4,180

IT SERVICES—1.6%
17,200	Cap Gemini SA (FR)	818

MEDIA—8.2%
583,050	Aegis Group plc (UK)	1,072
21,600	LaGardere SCA (FR)	795
34,275	Omnicom Group Inc. (US)	1,277
48,674	Vivendi SA (FR)	1,168

		4,312

MULTI-UTILITIES—2.0%
20,700	Sempra Energy (US)	1,030

MULTILINE RETAIL—2.3%
49,025	J.C. Penney Company Inc. (US)	1,207

OIL, GAS & CONSUMABLE FUELS—8.3%
167,025	BP plc (UK)*	1,068
25,650	Exxon Mobil Corporation (US)	1,531
61,800	Gazprom OAO ADR (RUS)[2]	1,333
25,825	Valero Energy plc (US)	439

		4,371

PERSONAL PRODUCTS—2.9%
48,213	Avon Products Inc. (US)	1,501

PHARMACEUTICALS—1.5%
13,225	Johnson & Johnson (US)	768

SOFTWARE—3.2%
62,900	CA Inc. (US)	1,230
18,175	Microsoft Corporation (US)	469

		1,699

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—4.5%
54,600	Bunzl plc (UK)	$591
132,975	Travis Perkins plc (UK)	1,759

		2,350

WIRELESS TELECOMMUNICATION SERVICES—2.1%
484,050	Vodafone Group plc (UK)	1,129

TOTAL COMMON STOCKS (Cost $53,518)		51,780

PREFERRED STOCKS—0.4%
(Cost $194)
AUTOMOBILES
2,325	Volkswagen AG (GER)	246

SHORT-TERM INVESTMENTS—0.6%
(Cost $305)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$305	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $311)	$305

TOTAL INVESTMENTS—99.7% (Cost $54,017)		52,331

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		144

TOTAL NET ASSETS—100.0%		$52,475

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,941	$24,796	$—	$26,737
North America	23,072	—	—	23,072
Pacific Basin	145	1,826	—	1,971
Preferred Stocks
Europe	—	246	—	246
Short-Term Investments
Repurchase Agreements	—	305	—	305

Total	$25,158	$27,173	$—	$52,331

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

[1]	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

[2]	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 5.4%)

COMMON STOCKS—94.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.8%
1,931	Precision Castparts Corp. (US)	$236

BEVERAGES—2.9%
4,658	Anheuser-Busch InBev NV (BEL)	247

CAPITAL MARKETS—6.2%
4,368	Credit Suisse Group AG (SWS)	198
6,655	Julius Baer Group Ltd. (SWS)	233
2,638	State Street Corporation (US)	102

		533

CHEMICALS—6.0%
3,425	Monsanto Company (US)	198
1,470	Novozymes AS (DEN)	187
1,506	Praxair Inc. (US)	131

		516

COMMERCIAL BANKS—14.3%
18,505	Banco Santander Central Hispano SA-Registered (SP)	240
5,557	First Midwest Bancorp Inc. (US)	70
3,009	ICICI Bank Ltd. ADR (IND)[1]	117
5,252	PNC Financial Services Group Inc. (US)	312
3,050	Standard Chartered plc (UK)	89
14,441	Wells Fargo & Company (US)	401

		1,229

COMMERCIAL SERVICES & SUPPLIES—0.7%
3,062	Ritchie Bros Auctioneers Inc. (CAN)	57

COMPUTERS & PERIPHERALS—4.0%
1,335	Apple Inc. (US)*	343

DISTRIBUTORS—2.8%
52,000	Li & Fung Ltd. (HK)	240

DIVERSIFIED FINANCIAL SERVICES—3.1%
6,638	JP Morgan Chase & Co. (US)	267

ELECTRICAL EQUIPMENT—1.0%
5,500	Sensata Technologies Holding NV (NET)*	89

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—1.7%
2,929	Nestle SA (SWS)	$145

HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
841	Intuitive Surgical Inc. (US)*	276

HOTELS, RESTAURANTS & LEISURE—6.3%
622	Chipotle Mexican Grill Inc. (US)*	92
1,400	Ctrip.com International Ltd. ADR (CHN)*[1]	57
4,339	Starwood Hotels & Resorts Worldwide Inc. (US)	210
103,117	Wynn Macau Ltd. (HK)*	177

		536

HOUSEHOLD DURABLES—2.4%
6,211	DR Horton Inc. (US)	69
5,646	Gafisa SA (BR)	42
9,200	PDG Realty SA Empreendimentos e Participacoes (BR)	98

		209

INSURANCE—2.0%
21,000	Ping An Insurance Group Company of China Ltd. (CHN)	174	[z]

INTERNET & CATALOG RETAIL—1.7%
1,244	Amazon.com Inc. (US)*	147

INTERNET SOFTWARE & SERVICES—5.0%
600	Baidu Inc. ADR (CHN)[1]	49
493	Google Inc. (US)*	239
1,700	MercadoLibre Inc. (US)*	103
925	OpenTable, Inc. (US)*	41

		432

IT SERVICES—1.3%
2,000	Accenture plc (IE)	79
2,700	HiSoft Technology International Ltd. ADR (CHN)*[1]	33

		112

MARINE—1.7%
1,317	Kuehne & Nagel International AG (SWS)	141

MEDIA—1.8%
4,678	Walt Disney Company (US)	158

METALS & MINING—1.8%
5,160	BHP Billiton plc (AUS)	158

OIL, GAS & CONSUMABLE FUELS—3.1%
25,000	OGX Petroleo e Gas Participacoes SA (BR)	264

REAL ESTATE MANAGEMENT & DEVELOPMENT—5.1%
17,500	BR Malls Participacoes SA (BR)*	261
33,000	Hang Lung Properties Ltd. (HK)	137
7,500	IFM Investment Ltd. ADR (CHN)*[1]	42

		440

SOFTWARE—2.9%
1,821	ANSYS Inc. (US)*	82
1,400	AutoNavi Holdings Ltd. ADR (CHN)*1	21
7,197	Nuance Communications Inc. (US)*	119
1,439	RealD Inc. (US)*	24

		246

SPECIALTY RETAIL—4.7%
5,332	Inditex SA (SP)	352
1,739	RUE21 Inc. (US)*	53

		405

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—3.7%
6,957	Compagnie Financiere Richemont SA (SWS)	$272
1,058	Lululemon Athletica Inc. (CAN)*	44

		316

WIRELESS TELECOMMUNICATION SERVICES—2.4%
5,134	Crown Castle International Corp. (US)*	203

TOTAL COMMON STOCKS (Cost $7,034)		8,119

SHORT-TERM INVESTMENTS—5.1%
(Cost $435)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$435	Repurchase Agreement with State Street Corporation dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corporation (market value $444)	$435

TOTAL INVESTMENTS—99.7% (Cost $7,469)		8,554

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		29

TOTAL NET ASSETS—100.0%		$8,583

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$168	$2,104	$—	$2,272
Latin America	768	—	—	768
Middle East/Central Asia	—	117	—	117
North America	3,874	—	—	3,874
Pacific Basin	202	712	174	1,088
Short-Term Investments
Repurchase Agreements	—	435	—	435

Total	$5,012	$3,368	$174	$8,554

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31, 2010.

Valuation Description	Beginning Balance at 11/01/2009 (000s)	Net Purchases/ (Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/ (Out) of Level 3 (000s)	Ending Balance as of 07/31/2010[w] (000s)
Preferred Stocks	$—	$168	$—	$—	$6	$—	$174

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

w	The net unrealized appreciation/(depreciation) as of July 31, 2010 is $6.

z	Fair valued by Harbor Fund’s Valuation Committee.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2010 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The Funds have adopted FASB ASC 105, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles (the Codification) which is a single source of authoritative nongovernmental U.S. generally accepted accounting standards (US GAAP). All previous US GAAP standards issued by a standard setter are superseded by the Codification. The adoption of ASC 105 had no impact on the Funds’ net assets or results of operations.

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Fair Value Measurements

Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories, defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by the Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by the Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. The risk associated with purchasing options is limited to the premium originally paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk such Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

There were no outstanding options as of July 31, 2010.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. There is minimal counterparty risk with foreign currency spot contracts, as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign currency contracts, guarantees the foreign currency spot contracts against default.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2010 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$21,523,050	$7,490,311	$(790,608)	$6,699,703
Harbor International Growth Fund*	1,524,548	157,080	(18,836)	138,244
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$54,017	$5,410	$(7,096)	$(1,686)
Harbor Global Growth Fund	7,469	1,175	(90)	1,085

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

14

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2010	FD.NQ.IG.0710

Quarterly Schedule of Portfolio Holdings

July 31, 2010

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -20.3%)

ASSET-BACKED SECURITIES—3.0%
Principal Amount (000s)		Value (000s)

$200	American Money Management Corporation Series 2005-5A Cl. A1A 0.774%—08/08/2017[1,2]	$191	[z]
495	Ares Clo Funds Series 2006-6RA Cl. A1B 0.764%—03/12/2018[1,2]	474	[z]
729	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.529%—10/25/2035[1]	658
1,100	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[3]	1,099
57	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Cl. A3 0.379%—11/25/2036[1]	56
218	HSBC Home Equity Loan Trust Series 2004-1 Cl. A 0.688%—09/20/2033[1]	198
728	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	807
14	Wells Fargo Home Equity Trust Series 2005-4 Cl. AI2 0.579%—12/25/2035[1,2]	14

TOTAL ASSET-BACKED SECURITIES (Cost $3,419)		3,497

BANK LOAN OBLIGATIONS—1.3%
(Cost $1,472)
1,500	International Lease Finance Corporation Term Loan 6.750%—03/17/2015[1]	1,513

COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
300	Arkle Master Issuer plc Series 2010-1A Cl. 2A 1.535%—05/17/2060[1,2]	298
69	Bank of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/203[3]	72
246	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.561%—05/19/2035[1]	148
462	Merrill Lynch Mortgage Pass Through Certificates Series 2006-1 Cl. 1A 2.237%—02/25/2036[1]	375

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$800	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 4.914%—10/20/2035[1]	$665

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,484)		1,558

CORPORATE BONDS & NOTES—23.5%
800	Ally Financial Inc. 7.250%—03/02/2011	812
200	American Express Bank FSB 0.451%—05/29/2012[1]	198
	American Express Credit Corporation MTN[4]
400	0.492%—12/02/2010[1]	400
187	0.501%—06/16/2011[1]	187

		587

500	Banco Santander Chile 1.771%—04/20/2012[1,2]	500
800	Bank of America Corp. 1.037%—09/11/2012[1]	789
£300	Bank of America Corp. MTN[4] 0.830%—06/11/2012[1]	451
$400	Bank of Nova Scotia 3.400%—01/22/2015	421
800	Barclays Bank plc 1.639%—12/16/2011[1]	800
600	BNP Paribas MTN[4] 2.125%—12/21/2012	605
900	Centex Corporation 5.700%—05/15/2014	923
500	Citigroup Inc. 0.535%—05/18/2011[1]	498
2,000	Commonwealth Bank of Australia 0.819%—09/17/2014[1,2]	1,995
2,900	Dexia Credit Local SA NY 0.938%—03/05/2013[1,2]	2,904
800	Ford Motor Credit Company LLC 9.750%—09/15/2010	805
€2,000	Goldman Sachs Group Inc. 1.198%—02/04/2013[1]	2,457
$500	HCA Inc. 7.250%—09/15/2020	531
1,000	ING Bank N.V. MTN[4] 1.333%—03/30/2012[1,2]	1,001
	International Lease Finance Corporation MTN[4]
800	5.400%—02/15/2012	782
500	5.625%—09/20/2013	475

		1,257

1,200	Merrill Lynch & Co. Inc. MTN[4] 0.698%—07/25/2011[1]	1,197
	Metropolitan Life Global Funding I
200	1.664%—09/17/2012[1,2]	201
300	2.437%—06/10/2011[1,2]	304

		505

	Morgan Stanley MTN[4]
€500	0.997%—11/29/2013[1]	607
1,200	1.029%—03/01/2013[1]	1,484

		2,091

700	New York Life Global Funding MTN[4] 0.849%—12/20/2013[1]	887
$100	Petroleos Mexicanos MTN[4] 5.500%—01/21/2021[2]	103
	Royal Bank of Scotland plc
100	3.000%—12/09/2011[2]	103
300	4.875%—03/16/2015	310

		413

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

	$300	SLM Corporation 3.032%—11/01/2016[5,7]	$206
	700	SLM Corporation MTN[4] 4.236%—03/17/2014[5,7]	584
	1,415	Svenska Handelsbanken AB 1.536%—09/14/2012[1,2]	1,422
	600	UBS AG MTN[4] 1.584%—02/23/2012[1]	603
	1,500	Wachovia Corp. MTN[4] 2.236%—05/01/2013[1]	1,535

	TOTAL CORPORATE BONDS & NOTES (Cost $27,217)		27,080

CONVERTIBLE BONDS—0.9%
	600	Amgen Inc. 0.125%—02/01/2011	599
	200	Medtronic Inc. 1.500%—04/15/2011	201
	200	National City Corporation 4.000%—02/01/2011	203

	TOTAL CONVERTIBLE BONDS (Cost $999)		1,003

FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Australia Government Bond
AUD$	200	3.000%—09/20/2025[7]	192
	800	4.000%—08/20/2020[7]	1,165

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,352)		1,357

MORTGAGE PASS-THROUGH—2.1%
		Federal National Mortgage Association REMIC[6]
	$641	0.679%—07/25/2037[1]	640
	629	0.709%—07/25/2037[1]	628
	419	0.769%—05/25/2036[1]	420
	172	0.774%—02/25/2037[1]	172

			1,860

	526	Government National Mortgage Association 0.638%—03/20/2037[1]	524

	TOTAL MORTGAGE PASS-THROUGH (Cost $2,352)		2,384

PURCHASED OPTIONS—0.0%
	(Cost $40)
No. of Contracts
	840	Commodity Options—Crude Oil 12/31/2011	35

U.S. GOVERNMENT OBLIGATIONS—87.0%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds
	$2,064	0.625%—04/15/2013[7]	2,113
	2,062	1.250%—04/15/2014[7]	2,160
	5,766	1.375%—07/15/2018[7,8]	5,997

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$2,825	1.375%—01/15/2020[7]	$2,904
1,908	1.625%—01/15/2015-01/15/2018[7]	2,021
1,041	1.750%—01/15/2028[7]	1,046
16,008	1.875%—07/15/2013-07/15/2019[7]	17,140
22,642	2.000%—04/15/2012-01/15/2026[7]	24,128
4,471	2.125%—01/15/2019-02/15/2040[7]	4,892
1,649	2.375%—04/15/2011[7,8]	1,674
2,356	2.375%—01/15/2017-01/15/2025[7]	2,605
12,203	2.500%—07/15/2016[7,8]	13,630
3,369	2.625%—07/15/2017[7]	3,809
8,430	3.000%—07/15/2012[7]	8,974
3,686	3.375%—01/15/2012[7,8]	3,880

		96,973

	U.S. Treasury Notes
1,100	1.125%—06/30/2011	1,108
100	3.500%—05/15/2020	105
2,000	3.625%—08/15/2019-02/15/2020	2,125

		3,338

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $98,954)		100,311

SHORT-TERM INVESTMENTS—12.1%
REPURCHASE AGREEMENTS—1.1%
500	Repurchase Agreement with Deutsche Bank dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S. Treasury Bills (market value $504)	500
775	Repurchase Agreement with State Street Corp. dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $791)	775

		1,275

U.S. GOVERNMENT AGENCIES—4.1%
1,420	Federal Home Loan Bank Discount Notes 3.080%—08/06/2010	1,419
	Federal Home Loan Mortgage Corp. Discount Notes
100	0.210%—08/09/2010	100
300	0.230%—09/21/2010	300

		400

	Federal National Mortgage Association Discount Notes
200	0.200%—08/11/2010-08/18/2010	200
2,700	0.250%—09/20/2010	2,699

		2,899

		4,718

U.S. TREASURY BILLS—6.9%
	U.S. Treasury Bills
500	0.143%—08/12/2010	500
1,500	0.150%—08/26/2010	1,500
900	0.152%—08/19/2010	900
1,400	0.153%—08/12/2010-08/19/2010	1,400
3,600	0.155%—08/26/2010-09/23/2010	3,599
10	0.190%—08/26/2010[8]	10

		7,909

TOTAL SHORT-TERM INVESTMENTS (Cost $13,902)		13,902

TOTAL INVESTMENTS—132.4% (Cost $151,191)		152,640

CASH AND OTHER ASSETS, LESS LIABILITIES—(32.4)%		(37,372)

TOTAL NET ASSETS—100.0%		$115,268

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	14	€3,500	12/2010	$12
Eurodollar Futures-CME 90-day (Buy)	10	$2,500	09/2010	3
Eurodollar Futures-CME 90-day (Buy)	43	10,750	03/2011	18
Eurodollar Futures-CME 90-day (Buy)	28	7,000	06/2011	10
U.S. Treasury Note Futures-10 year (Buy)	20	2,000	09/2010	69
Wheat Futures (Buy)	18	90	09/2010	144
Wheat Futures (Buy)	5	25	12/2010	35
Wheat Futures (Sell)	18	90	09/2010	(163)
Wheat Futures (Sell)	5	25	12/2010	(35)

				$93

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	$219	$217	10/2010	$(2)
Brazilian Real (Buy)	457	457	10/2010	—
British Pound Sterling (Sell)	733	692	09/2010	(41)
Chinese Yuan (Buy)	516	523	01/2011	(7)
Euro Currency (Buy)	11	11	08/2010	—
Euro Currency (Sell)	5,863	5,572	08/2010	(291)
Japanese Yen (Sell)	956	938	08/2010	(18)
Mexican Peso (Buy)	737	728	09/2010	9
Mexican Peso (Sell)	737	756	09/2010	19
South Korean Won (Buy)	149	151	08/2010	(2)
South Korean Won (Buy)	704	707	11/2010	(3)
South Korean Won (Sell)	96	100	11/2010	4

				$(332)

SWAP AGREEMENTS OPEN AT JULY 31, 2010

TOTAL RETURN SWAPS ON INDICIES
Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Receive	S&P GSCI Corn Official Close Index Total Return	08/27/2010	$10	$—	[z]
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	15,120	502	[z]
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	2,220	69	[z]
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	7,330	244	[z]
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	22,390	744	[z]
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	15,590	518	[z]
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	11,350	362	[z]
JP Morgan Chase Bank, N.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	2,460	71	[z]
UBS AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	2,160	72	[z]
Credit Suisse International	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	7,180	239	[z]
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	8,790	254	[z]
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	10,950	337	[z]
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	08/27/2010	5,740	180	[z]

Total Return Swaps on Indicies						$3,592

TOTAL RETURN SWAPS ON COMMODITIES
Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	Corn December 2010 Futures	Receive	$447.000	11/26/2010	5,000	$(2)
Morgan Stanley Capital Services Inc.	Corn December 2010 Futures	Receive	441.600	11/26/2010	2,000	1

Total Return Swaps on Commodities						$(1)

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

VARIANCE SWAPS ON COMMODITIES
Counterparty	Reference Assets	Pay/Receive Variance[f]	Initial Reference Value/ Strike Price/ Volatility Strike		Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	S&P GSCI Wheat Official Close Index Excess Return	Pay	$23.179		08/27/2010	$196	$(15)[z]
Morgan Stanley Capital Services Inc.	S&P GSCI Kansas Wheat Official Close Index Excess Return	Receive	51.559		08/27/2010	206	14 [z]
Credit Suisse International	Dow Jones-UBS Copper Subindex Total ReturnSM	Pay	352.607		08/27/2010	455	(9)[z]
Credit Suisse International	S&P GSCI Copper Official Close Index Excess Return	Receive	638.508		08/27/2010	457	8 [z]
Deutsche Bank AG	London Gold Market Fix Ltd.	Receive	0.066	[v]	12/07/2010	100	1
Goldman Sachs International	London Gold Market Fix Ltd.	Receive	0.743	[v]	04/12/2011	1,100	(11)
Deutsche Bank AG	S&P GSCI Grude Oil Excess Return	Receive	0.111	[v]	05/17/2011	400	2
Deutsche Bank AG	S&P GSCI Grude Oil Excess Return	Receive	0.114	[v]	05/17/2011	100	1

Variance Swaps on Commodities							$(9)

CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	ING Verzekeringen N.V.	Sell	1.400%	6/20/2011	1.545%	$—	$—	€200	$—
	4.000% due 09/18/2013
Bank of America, N.A.	General Electric Capital Corporation	Sell	1.000	3/20/2011	1.367	(1)	(4)	$500	3
	5.625% due 09/15/2017
Morgan Stanley Capital Services Inc.	General Electric Capital Corporation	Sell	1.000	3/20/2011	1.367	(2)	(8)	900	6
	5.625% due 09/15/2017
Goldman Sachs International	International Lease Finance Corporation	Buy	1.000	3/20/2012	4.848	(2)	57	800	(59)
	5.550% due 09/05/2012
Bank of America, N.A.	International Lease Finance Corporation	Buy	1.000	9/20/2013	5.168	2	(13)	500	15
	5.550% due 09/05/2012
BNP Paribas, S.A.	Centex Corporation	Buy	1.000	6/20/2014	1.418	14	(10)	900	24
	5.250% due 06/15/2015
Bank of America, N.A.	French Republic	Sell	0.250	6/20/2015	0.622	(4)	(4)	200	—
	4.250% due 04/25/2019
Deutsche Bank AG	French Republic	Sell	0.250	6/20/2015	0.622	(9)	(17)	500	8
	4.250% due 04/25/2019
Bank of America, N.A.	United Kingdom of Great Britain and Northern Ireland	Sell	1.000	6/20/2015	0.572	10	5	500	5
	4.250% due 06/07/2032
Barclays Bank plc	Federative Republic of Brazil	Sell	1.000	6/20/2015	1.143	(7)	(21)	1,000	14
	12.250% due 03/06/2030
Deutsche Bank AG	Republic of Italy	Sell	1.000	6/20/2015	1.304	(7)	(13)	500	6
	6.875% due 09/27/2023
HSBC Bank USA, N.A.	Federative Republic of Brazil	Sell	1.000	6/20/2015	1.143	(6)	(10)	900	4
	12.25% due 03/06/2030

Credit Default Swaps									$26

INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.140%	01/02/2012	R$	600	$5
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		300	2
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		1,700	25
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		1,300	7
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		2,000	26
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		800	11
BNP Paribas, S.A.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2013		600	7
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		3,000	20
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		700	4
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		500	4
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		200	3
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		300	2

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2020	$3,600	$42

Interest Rate Swaps						$158

Total Swaps						$3,766

WRITTEN OPTIONS OPEN AT JULY 31, 2010

Description	Number of Shares/Contracts	Strike Index/ Price/Rate		Expiration Date	Value (000s)
Commodity-Heating Oil Future (Call)	(2)	250.00	[y]	12/31/2011	$(19)
Commodity-Jet Fuel Future (Call)	(6)	300.00	[y]	12/31/2011	(17)
Inflation-Linked Swap Option 10 year (Call)	(800,000)	215.97	[y]	12/07/2010	—
Inflation-Linked Swap Option 10 year (Put)	(800,000)	215.97	[y]	12/14/2010	—
Interest Rate Swap Option 10 year (Call)	(2,900,000)	3.25%		08/31/2010	(87)
Interest Rate Swap Option 10 year (Call)	(1,600,000)	3.25		08/31/2010	(48)
Interest Rate Swap Option 10 year (Call)	(1,200,000)	3.50		08/31/2010	(61)
Interest Rate Swap Option 10 year (Call)	(3,200,000)	3.25		10/29/2010	(97)
Interest Rate Swap Option 10 year (Call)	(1,300,000)	3.25		10/29/2010	(39)
Interest Rate Swap Option 3 year (Put)	(2,600,000)	3.00		06/18/2012	(24)
Interest Rate Swap Option 3 year (Put)	(1,300,000)	3.00		06/18/2012	(12)
Interest Rate Swap Option 3 year (Put)	(1,000,000)	3.00		06/18/2012	(9)
Interest Rate Swap Option 3 year (Put)	(700,000)	3.00		06/18/2012	(6)
Interest Rate Swap Option 3 year (Put)	(300,000)	3.00		06/18/2012	(3)
Interest Rate Swap Option 10 year (Put)	(1,600,000)	4.50		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(1,200,000)	4.50		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(2,900,000)	4.75		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(2,100,000)	6.00		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(3,200,000)	5.00		10/29/2010	—
Interest Rate Swap Option 10 year (Put)	(1,300,000)	5.00		10/29/2010	—
U.S. Treasury Notes-10 year Future (Call)	(3)	$120.00		08/27/2010	(12)
U.S. Treasury Notes-10 year Future (Put)	(3)	114.00		08/27/2010	—

Written options outstanding, at value (premiums received of $253)					$(434)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$2,832	$665	$3,497
Bank Loan Obligations	—	1,513	—	1,513
Collateralized Mortgage Obligations	—	1,558	—	1,558
Corporate Bond & Notes	—	27,080	—	27,080
Convertible Bonds	—	1,003	—	1,003
Foreign Government Obligations	—	1,357	—	1,357
Mortgage Pass-Through	—	2,384	—	2,384
Purchased Options	—	35	—	35
U.S. Government Obligations	—	100,311	—	100,311
Short-Term Investments
Repurchase Agreements	—	1,275	—	1,275
U.S. Government Agencies	—	4,718	—	4,718
U.S. Treasury Bills	—	7,909	—	7,909

Total Investments in Securities	$—	$151,975	$665	$152,640

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Other Financial Instruments
Forward Currency Contracts	$—	$(332)	$—	$(332)
Futures Contracts	81	12	—	93
Options-Written	(12)	(422)	—	(434)
Swap Agreements	—	176	3,590	3,766

Total Investments in Other Financial Instruments	$69	$(566)	$3,590	$3,093

Total Investments	$69	$151,409	$4,255	$155,733

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31, 2010.

Valuation Description	Beginning Balance at 11/01/2009 (000s)	Net Purchases/ (Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/ (Out) of Level 3 (000s)	Ending Balance as of 07/31/2010[w] (000s)
Corporate Bonds & Notes	$—	$663	$2	$—	$—	$—	$665
Swap Agreements	—	27	—	—	3,563	—	3,590

	$—	$690	$2	$—	$3,563	$—	$4,255

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$3,833	$(271)
Credit Contracts	85	(59)
Foreign Exchange Contracts	32	(364)
Interest Rate Contracts	270	(398)

Total	$4,220	$(1,092)

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2010, these securities were valued at $9,510 or 8% of net assets.

3	Step coupon security.

4	MTN after the name of a security stands for Medium Term Note.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2010.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	At July 31, 2010, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $25,191 or 22% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of anemerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

v	Amount represents volatility strike.

w	The net unrealized appreciation/(depreciation) as of July 31, 2010 is $3,563.

y	Amount represents index value.

z	Fair valued in accordance with Harbor Fund’s Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -1.9%)

ASSET-BACKED SECURITIES—0.3%
(Cost $17)
Principal Amount (000s)		Value (000s)

$17	Truman Capital Mortgage Loan Trust Series 2004-1 Cl. A1 0.669%—01/25/2034[1,2]	$17

BANK LOAN OBLIGATIONS—9.8%
(Cost $493)
500	American General Finance Corporation Term Loan 7.250%—04/08/2015[1]	494

COLLATERALIZED MORTGAGE OBLIGATIONS—5.6%
49	Bank of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	52
26	Bank of America Funding Corporation Series 2004-A Cl. 4A1 3.258%—06/20/2032[3]	24
50	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A1 2.340%—08/25/2035[1]	48
13	GE Capital Commercial Mortgage Corp. Series 2002-1A Cl. A2 5.994%—12/10/2035	13
36	Impac CMB Trust Series 2004-4 Cl. 1A1 0.969%—09/25/2034[1]	26
17	Mastr Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.231%—05/25/2034[3]	16
100	Wachovia Bank Commercial Mortgage Trust Series 2006-9 Cl. A2 5.275%—11/15/2048	103

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $276)		282

CONVERTIBLE PREFERRED STOCKS—0.1%
(Cost $5)
Shares
ELECTRIC UTILITIES
100	PPL Corporation 9.500%—07/01/2013	6

CORPORATE BONDS & NOTES—9.7%
Principal Amount (000s)		Value (000s)

$100	Compagnie de Financement Foncier 1.625%—07/23/2012[2]	$100
50	Countrywide Financial Corporation MTN[4] 5.800%—06/07/2012	53
100	FIH Erhvervsbank AS 2.000%—06/12/2013[2]	101
50	Morgan Stanley Group Inc. 6.750%—04/15/2011	52
€100	Royal Bank of Scotland plc MTN[4] 5.500%—03/23/2020	134
$50	Wynn Las Vegas LLC 7.750%—08/15/2020[2]	51

TOTAL CORPORATE BONDS & NOTES (Cost $492)		491

MORTGAGE PASS-THROUGH—25.9%
	Federal Home Loan Mortgage Corp. REMIC[5]
52	0.691%—12/15/2030[1]	52
26	5.000%—03/15/2025	27
82	5.500%—03/15/2017	84

		163

31	Federal National Mortgage Association 2.950%—07/01/2032[1]	32
47	Federal National Mortgage Association REMIC[5] Series 2004-11 Cl.1A 0.449%—03/25/2034[1]	46
1,000	Federal National Mortgage Association TBA[6] 5.000%—08/12/2040	1,064

TOTAL MORTGAGE PASS-THROUGH (Cost $1,300)		1,305

U.S. GOVERNMENT OBLIGATIONS—50.5%
	U.S. Treasury Bonds
50	4.625%—02/15/2040	56
100	7.250%—08/15/2022	140
100	7.875%—02/15/2021	144

		340

200	U.S. Treasury Inflation Indexed Bonds 1.250%—07/15/2020[7]	203
	U.S. Treasury Notes
100	1.000%—03/31/2012	101
100	2.500%—06/30/2017	101
300	2.750%—02/15/2019	302
200	3.125%—05/15/2019	206
600	3.625%—08/15/2019	640
600	3.750%—11/15/2018	653

		2,003

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,440)		2,546

8

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—18.2%
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$500	Repurchase Agreement with Deutsche Bank dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S Treasury Notes (market value $504)	$500
300	Repurchase Agreement with J.P. Morgan dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S Treasury Notes (market value $306)	300
118	Repurchase Agreement with State Street Corp. dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $123)	118

TOTAL SHORT-TERM INVESTMENTS (Cost $918)		918

TOTAL INVESTMENTS—120.1% (Cost $5,941)		6,059

CASH AND OTHER ASSETS, LESS LIABILITIES—(20.1)%		(1,014)

TOTAL NET ASSETS—100.0%		$5,045

FUTURES CONTRACTS OPEN AT JULY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bobl Futures (Buy)	1	€100	09/2010	$—
Euro-Bund Futures (Buy)	1	100	09/2010	1
U.S. Treasury Bond Futures-30 year (Sell)	1	$100	09/2010	(1)
U.S. Treasury Note Futures-10 year (Sell)	6	600	09/2010	(16)
U.S. Treasury Note Futures-5 year (Sell)	1	100	09/2010	(1)

				$(17)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	$29	$28	08/2010	$1
Brazilian Real (Buy)	29	29	10/2010	—
Brazilian Real (Sell)	29	29	08/2010	—
British Pound Sterling (Sell)	49	46	09/2010	(3)
Chinese Yuan (Buy)	99	100	01/2011	(1)
Chinese Yuan (Buy)	86	87	04/2011	(1)
Chinese Yuan (Buy)	13	13	06/2011	—
Chinese Yuan (Sell)	48	48	01/2011	—
Euro Currency (Buy)	63	62	08/2010	1
Euro Currency (Sell)	232	220	08/2010	(12)
South Korean Won (Buy)	59	58	11/2010	1
Taiwan Dollar (Buy)	22	22	10/2010	—

				$(14)

INVESTMENTS SOLD SHORT AT JULY 31, 2010

Par Value (000s)	Security	Value (000s)
$(1,000)	Federal National Mortgage Association TBA	$(1,075)
(1,000)	Federal National Mortgage Association TBA	(1,064)
(1,000)	Federal National Mortgage Association TBA	(1,062)

	Investments Sold Short, at value (proceeds $3,189)	$(3,201)

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2010

INTEREST RATE SWAPS
Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910%	01/02/2013	R$	100	$—
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		700	8

Interest Rate Swaps							$8

CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	DowJones CDX North America Series AAA.3-0.035%	Buy	1.000%	12/13/2049	1.926%	$11	$14	$100	$(3)
Goldman Sachs International	DowJones CDX North America Series AAA.4-0.035%	Buy	1.000	02/17/2051	2.241	11	15	100	(4)

Credit Default Swaps									$(7)

Total Swaps									$1

WRITTEN OPTIONS OPEN AT JULY 31, 2010

Description	Number of Shares/Contracts	Strike Index/ Price/Rate	Expiration Date	Value (000s)
Credit Default Option 5 year (Call)	(100,000)	0.80%	09/15/2010	$—
Credit Default Option 5 year (Put)	(100,000)	1.40	09/15/2010	—
U.S. Treasury Notes-10 year Future (Call)	(1)	$120.00	08/27/2010	(4)
U.S. Treasury Notes-10 year Future (Call)	(1)	122.00	08/27/2010	(2)
U.S. Treasury Notes-10 year Future (Put)	(1)	114.00	08/27/2010	—

Written options outstanding, at value (premiums received of $3)				$(6)

FAIR VALUE MEASUREMENTS

Holdings in the Futures Contracts valued at $(18) and holdings in the Written Options valued at $(6) are classified as Level 1. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$—	$(7)
Foreign Exchange Contracts	3	(17)
Interest Rate Contracts	9	(24)

Total	$12	$(48)

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2010, these securities were valued at $269 or 5% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2010.

4	MTN after the name of a security stands for Medium Term Note.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

6	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2010. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 to the Portfolio of Investments).

7	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

€	Euro.

R$	Brazilian Real.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—JULY 31, 2010 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report are the Harbor Commodity Real Return Strategy Fund and the Harbor Unconstrained Bond Fund (the “Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.

Each series of the Trust may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of a Fund’s securities have been materially affected by events occurring before such Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities. This means a Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

12

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fair Value Measurements

Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Funds’ current fiscal year.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include a Fund’s own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts, as they are exchange traded, and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

See the Portfolio of Investments for each Fund for open futures contracts as of July 31, 2010.

Options

Each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Each Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

13

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Each Fund’s maximum risk from counterparty credit risk of loss is also limited to the premium paid for the contract.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts or swap agreements are valued based on the settlement price for the underlying futures contract or swap agreement. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, a Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms. A Fund’s maximum risk from counterparty credit risk of loss is also limited to the premium paid for the contract.

See the Portfolio of Investments for each Fund for outstanding written options as of July 31, 2010.

Swap Agreements

Each Fund may invest in swap agreements to help manage interest rate risk or credit risk a Fund is subject to in the normal course of pursuing its investment objectives. A Fund may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. Swaps are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. When evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, swaps are priced at their fair value determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. In those instances, the procedures provide that swaps would be valued using prices supplied by a Fund’s subadviser using its own internal valuation models that are based upon correlations and relationships between swap price movements and other factors, such as changes in swap curves and interest rates, which are recognized by institutional traders.

Each Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, such Fund will lose its investment and recover nothing. However, if an event of default occurs, a Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum

14

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

exposure to loss of the notional value of credit default swaps outstanding at July 31, 2010 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $5,261 and $0, respectively. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

Each Fund will only enter into swap agreements with counterparties to such transactions that meet the minimum credit quality requirements applicable to a Fund generally and meet any other appropriate counterparty criteria as determined by a Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

See the Portfolio of Investments for each Fund for swap agreements outstanding at July 31, 2010.

Commodities Index-Linked/Structured Notes

Each Fund may invest in structured notes, the value of which will rise and fall in response to changes in the underlying commodity index. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying financial index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest rate risks. A Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at

15

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, such Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received

16

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

upon settlement are included in such Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, such Fund will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian or set aside on a Fund’s records while the commitment is outstanding.

There were no forward commitments or when-issued securities as of July 31, 2010.

Short Sales

Each Fund may engage in short-selling which obligates a Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records, cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

See the Portfolio of Investments for each Fund for short sales outstanding as of July 31, 2010, if any.

Foreign Forward Currency Contracts

Each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A Fund may enter into forward foreign currency exchange contracts for non-hedging purposes. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital. The contract is marked-to-market daily. When the contract is closed, a Fund realizes a gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Funds believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

See the Portfolio of Investments for each Fund for open foreign forward currency contracts as of July 31, 2010.

17

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to a Fund generally and meet any other appropriate counterparty criteria as determined by such Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to such Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and third party broker- dealers. A Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by the Harbor Commodity Real Return Strategy Fund for the period ended July 31, 2010 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of Period	Average Interest Rate	Maximum Amount Outstanding During the Year	Average Daily Amount Outstanding During the Year	Average Interest Rate During the Year
Reverse repurchase agreements	$—	N/A	$3,236	$356	0.198%

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

The Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary,

18

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2010, the Subsidiary represented approximately $22,753 or approximately 20% of the net assets of Harbor Commodity Real Return Strategy Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by the Funds (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2010 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$151,191	$1,874	$(425)	$1,449
Harbor Unconstrained Bond Fund	5,941	123	(5)	118

19

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2010	FD.NQ.SMF.0710

Quarterly Schedule of Portfolio Holdings

July 31, 2010

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	N/A

Harbor Real Return Fund	HARRX	HRRRX	N/A

Harbor Short Duration Fund	HASDX	HRSDX	N/A

Harbor Money Market Fund	HARXX	HRMXX	N/A

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 5.4%)

BANK LOAN OBLIGATIONS—11.2%
Principal Amount (000s)		Value (000s)

AUTO COMPONENTS—0.3%
	Federal-Mogul Corporation Term Loan B
$3,242	2.283%—12/29/2014	$2,924

CAPITAL MARKETS—0.8%
	Nuveen Investments Inc. Term Loan
7,447	3.507%—11/13/2014	6,643
	Second-Lien Term Loan
2,000	12.500%—07/30/2015	2,196

		8,839

CHEMICALS—0.5%
	PQ Corporation Second Term Loan
3,000	6.820%—07/30/2015	2,745
	Univar Inc. Term Loan B
2,671	3.316%—10/10/2014	2,568

		5,313

COMMERCIAL SERVICES & SUPPLIES—1.0%
	Adesa Inc. Initial Term Loan
814	3.070%—10/21/2013	780
	Hertz Corporation Letter of Credit
624	0.337%—12/21/2012	606
3,374	Term Loan B 2.090%—12/21/2012	3,275

		3,881

	Rental Services Inc. Initial Term Loan
4,274	4.040%—11/21/2013	4,049
	ServiceMaster Company Term Loan
89	2.820%—07/24/2014	83
898	Closing Date Loan 2.903%—07/24/2014	831

		914

	West Corporation Term Loan
987	4.223%—07/15/2016	990

		10,614

COMMUNICATIONS EQUIPMENT—0.3%
	Avaya Inc. Term Loan
4,235	3.260%—10/24/2014	3,770

CONSUMER FINANCE—0.2%
	American General Finance Corporation Term Loan B
2,000	7.250%—04/21/2015	1,983

CONTAINERS & PACKAGING—0.5%
	Reynolds Group Issuer Inc. Incremental Term Loan
1,000	5.750%—05/05/2016	999
	Smurfit-Stone Container Corporation Term Loan
4,000	3.625%—02/22/2016	4,023

		5,022

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
	Flextronics International Ltd. Draw Loan
$2,962	2.596%—10/01/2014	$2,784

ENERGY EQUIPMENT & SERVICES—0.1%
	Dresser Inc. Term Loan B
1,000	2.696%—05/04/2014	932

FOOD & STAPLES RETAILING—0.2%
	US FoodService Term Loan
2,730	2.850%—07/03/2014	2,379

FOOD PRODUCTS—0.5%
	B&G Foods Inc. Term Loan C
2,000	2.540%—02/26/2013	1,984
	Michael Foods Inc. Term Loan B
1,000	6.250%—06/29/2016	1,007
	Pinnacle Foods Finance LLC Term Loan C
2,000	7.500%—04/02/2014	2,008

		4,999

HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
	DJO Finance LLC Term Loan
887	3.316%—05/20/2014	846

HEALTH CARE PROVIDERS & SERVICES—1.7%
	Health Management Associates Term Loan B
2,000	2.283%—02/28/2014	1,885
	inVentiv Health Inc. Term Loan B
6,500	07/28/2016[1]	6,484
	Universal Health Services Inc. Term Loan
10,000	07/28/2016[1]	9,925

		18,294

HOTELS, RESTAURANTS & LEISURE—1.5%
	Isle of Capri Casino Inc.
945	Term Loan 5.000%—11/25/2013	897
	Las Vegas Sands LLC
6,684	Term Loan 2.070%—05/23/2014	6,225
	MGM Mirage Inc. Class D Loan
4,000	6.000%—10/03/2011	3,884
	OSI Restaurants LLC Pre-Funded Loan
313	2.199%—06/14/2013	274
3,449	Term Loan 2.875%—06/14/2014	3,019

		3,293

	VML US Finance LLC
2,131	Term Loan 5.040%—05/27/2013	2,105

		16,404

HOUSEHOLD PRODUCTS—0.4%
	Spectrum Brands Holdings Inc. Term Loan B
4,850	8.000%—06/16/2016	4,912

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
	Calpine Corporation First Priority Term Loan
$1,705	3.415%—03/29/2014	$1,621
	Texas Competitive Electric Holdings Company LLC Term Loan B
1,492	3.939%—10/10/2014	1,161

		2,782

INTERNET SOFTWARE & SERVICES—0.6%
	Savvis Inc. Term Loan
4,500	07/30/2016[1]	4,373
	US TelePacific Inc. Term Loan
2,244	9.250%—08/17/2015	2,249

		6,622

IT SERVICES—0.1%
	SunGard Data Systems Inc. Term Loan B
1,240	4.030%—02/28/2016	1,200

MACHINERY—0.2%
	Manitowoc Company Inc. Term Loan B
2,073	8.000%—11/06/2014	2,085

MEDIA—0.8%
	Affinion Group Holdings Inc. Term Loan B
2,750	5.000%—10/09/2016	2,645
	Cengage Learning Acquisitions Inc. Term Loan
1,489	3.030%—07/03/2014	1,322
	Cumulus Media Inc. Replacement Term Loan
1,702	4.079%—06/11/2014	1,532
	Intelsat Jackson Holding Ltd. Term Loan
2,050	3.533%—02/01/2014	1,919
	UPC Financing Partnership Term Loan
1,000	4.251%—12/31/2017	945

		8,363

MULTILINE RETAIL—0.3%
	Neiman Marcus Group Inc. Term Loan
3,006	2.443%—04/06/2013	2,841

OIL, GAS & CONSUMABLE FUELS—0.2%
	Venoco Inc. Second Lien Term Loan
2,403	5.313%—05/07/2014	2,174

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	Sensata Technologies Finance Co. Term Loan
5,724	2.187%—04/27/2013	5,403

TOTAL BANK LOAN OBLIGATIONS (Cost $117,379)		121,485

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—8.4%
Principal Amount (000s)		Value (000s)

CHEMICALS—0.5%
	Ferro Corporation
$5,000	6.500%—08/15/2013	$5,069

COMMERCIAL SERVICES & SUPPLIES—0.4%
	AVIS Budget Car Rental LLC
2,250	3.500%—10/01/2014[2]	2,334
	Covanta Holding Corporation
2,000	1.000%—02/01/2027	1,908

		4,242

COMMUNICATIONS EQUIPMENT—0.9%
	ADC Telecommunications Inc.
2,500	1.121%—06/15/2013[3]	2,478
2,500	3.500%—07/15/2015	2,488

		4,966

	Lucent Technologies Inc.
6,000	2.875%—06/15/2025	5,347

		10,313

COMPUTERS & PERIPHERALS—0.4%
	SanDisk Corp.
5,000	1.000%—05/15/2013	4,588

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
	Level 3 Communications Inc.
5,750	3.500%—06/15/2012	5,340
	Time Warner Telecom Inc.
550	2.375%—04/01/2026	651

		5,991

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	L-1 Identity Solutions Inc.
3,025	3.750%—05/15/2027	2,949

ENERGY EQUIPMENT & SERVICES—0.4%
	Helix Energy Solutions Group Inc.
2,550	3.250%—12/15/2025	2,244
	Hornbeck Offshore Services Inc.
2,750	1.625%—11/15/2026[4]	2,204

		4,448

FOOD & STAPLES RETAILING—0.1%
	Pantry Inc.
1,750	3.000%—11/15/2012	1,647

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Hologic Inc.
4,000	2.000%—12/15/2037[4]	3,545
	Integra LifeSciences Holdings Corporation
750	2.375%—06/01/2012[2]	710
	Kinetic Concepts Inc.
900	3.250%—04/15/2015[2]	880

		5,135

HEALTH CARE PROVIDERS & SERVICES—0.7%
	LifePoint Hospitals Inc.
2,250	3.500%—05/15/2014	2,137
	Omnicare Inc.
5,850	3.250%—12/15/2035	5,024

		7,161

INTERNET SOFTWARE & SERVICES—0.6%
	Savvis Inc.
6,500	3.000%—05/15/2012	6,459

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

MACHINERY—0.4%
	ArvinMeritor Inc.
$1,500	4.625%—03/01/2026[4]	$1,584
	Trinity Industries Inc.
4,000	3.875%—06/01/2036	3,305

		4,889

MEDIA—0.9%
	Liberty Media Corporation
1,500	3.125%—03/30/2023	1,652
	Sirius XM Radio Inc.
1,365	3.250%—10/15/2011	1,324
4,635	7.000%—12/01/2014[2]	4,612

		5,936

	The Interpublic Group of Companies Inc.
2,250	4.250%—03/15/2023	2,377

		9,965

OIL, GAS & CONSUMABLE FUELS—0.3%
	Patriot Coal Corporation
2,000	3.250%—05/31/2013	1,718
	Penn VA Corporation
2,000	4.500%—11/15/2012	1,915

		3,633

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Host Hotels & Resorts LP
1,000	2.625%—04/15/2027[2]	959

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Advanced Micro Devices Inc.
6,500	6.000%—05/01/2015	6,484

SPECIALTY RETAIL—0.1%
	Penske Auto Group Inc.
650	3.500%—04/01/2026	657

TEXTILES, APPAREL & LUXURY GOODS—0.4%
	Iconix Brand Group Inc.
4,000	1.875%—06/30/2012	3,855

WIRELESS TELECOMMUNICATION SERVICES—0.3%
	SBA Communications Corporation
3,015	1.875%—05/01/2013	3,170

TOTAL CONVERTIBLE BONDS (Cost $83,828)		91,614

CORPORATE BONDS & NOTES—75.0%
AEROSPACE & DEFENSE—0.7%
	Alliant Techsystems Inc.
500	6.750%—04/01/2016	501
	Esterline Technologies Corporation
5,000	7.000%—08/01/2020[2]	5,113
	Moog Inc.
500	7.250%—06/15/2018	506
	TransDigm Inc.
1,050	7.750%—07/15/2014	1,087

		7,207

AUTO COMPONENTS—2.7%
	American Axle & Manufacturing Inc.
1,000	5.250%—02/11/2014	908
1,500	7.875%—03/01/2017	1,403
2,250	9.250%—01/15/2017[2]	2,430

		4,741

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

AUTO COMPONENTS—Continued
	Goodyear Tire & Rubber Company
$6,320	8.750%—08/15/2020	$6,857
2,000	10.500%—05/15/2016	2,250

		9,107

	Lear Corporation
2,100	7.875%—03/15/2018	2,194
4,200	8.125%—03/15/2020	4,389

		6,583

	Tenneco Automotive Inc.
2,750	8.125%—11/15/2015	2,867
	TRW Automotive Inc.
1,000	7.000%—03/15/2014[2]	1,025
5,550	7.250%—03/15/2017[2]	5,605

		6,630

		29,928

BEVERAGES—0.5%
	Constellation Brands Inc.
4,750	7.250%—09/01/2016-05/15/2017	4,966

BIOTECHNOLOGY—0.3%
	Talecris Biotherapeutics Holdings Corporation
3,500	7.750%—11/15/2016	3,780

BUILDING PRODUCTS—0.7%
	Masco Corporation
1,500	6.125%—10/03/2016	1,526
	USG Corporation
4,000	9.500%—01/15/2018	3,950
2,500	9.750%—08/01/2014[2]	2,625

		6,575

		8,101

CAPITAL MARKETS—0.3%
	Nuveen Investments Inc.
3,150	10.500%—11/15/2015	3,111

CHEMICALS—1.3%
	Hexion US Finance Corp.
2,500	8.875%—02/01/2018	2,422
	Huntsman International LLC
3,000	5.500%—06/30/2016[2]	2,775
3,000	7.875%—11/15/2014	3,045

		5,820

	Ineos Finance plc MTN[5]
1,500	9.000%—05/15/2015[2]	1,538
	LBI Escrow Corp.
4,000	8.000%—11/01/2017[2]	4,215
	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	102

		14,097

COMMERCIAL BANKS—0.6%
	CIT Group Inc.
6,250	7.000%—05/01/2016	5,984

COMMERCIAL SERVICES & SUPPLIES—6.3%
	ACCO Brands Corporation
4,500	7.625%—08/15/2015	4,342
1,400	10.625%—03/15/2015	1,561

		5,903

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	Ashtead Capital Inc.
$2,530	9.000%—08/15/2016[2]	$2,568
	AVIS Budget Car Rental LLC
3,500	7.625%—05/15/2014	3,474
3,500	7.750%—05/15/2016	3,369
1,750	9.625%—03/15/2018[2]	1,833

		8,676

	Casella Waste Systems Inc.
650	9.750%—02/01/2013	655
	Cenveo Corporation
2,175	7.875%—12/01/2013	2,132
1,900	8.875%—02/01/2018	1,805

		3,937

	Ceridian Corporation
5,000	11.250%—11/15/2015	4,762
	Corrections Corporation of America
500	7.750%—06/01/2017	536
	Geo Group Inc.
200	7.750%—10/15/2017[2]	208
	Hertz Corporation
2,500	8.875%—01/01/2014	2,587
4,475	10.500%—01/01/2016	4,777

		7,364

	Iron Mountain Inc.
2,950	6.625%—01/01/2016	2,972
2,350	7.750%—01/15/2015	2,385
1,660	8.000%—06/15/2020	1,751

		7,108

	Kar Holdings Inc.
1,300	8.750%—05/01/2014	1,352
	RSC Equipment Rental Inc.
4,250	9.500%—12/01/2014	4,388
850	10.250%—11/15/2019[2]	873

		5,261

	ServiceMaster Company
5,000	10.750%—07/15/2015[2]	5,269
	United Rentals Inc.
4,150	7.750%—11/15/2013	4,191
3,450	9.250%—12/15/2019	3,657
2,250	10.875%—06/15/2016	2,498

		10,346

	Waste Services Inc.
1,000	9.500%—04/15/2014	1,038
	West Corporation
2,750	9.500%—10/15/2014	2,826
1,000	11.000%—10/15/2016	1,063

		3,889

		68,872

COMMUNICATIONS EQUIPMENT—0.4%
	Syniverse Technologies Inc.
500	7.750%—08/15/2013	508
	Viasat Inc.
3,150	8.875%—09/15/2016	3,394

		3,902

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CONSTRUCTION MATERIALS—0.8%
	Texas Industries Inc.
$2,250	7.250%—07/15/2013	$2,301
6,000	9.250%—08/15/2020[2]	6,060

		8,361

CONSUMER FINANCE—1.2%
	Ally Financial Inc.
5,000	6.875%—08/28/2012	5,137
	Ford Motor Credit Company
5,250	8.125%—01/15/2020	5,625
	TransUnion LLC
1,600	11.375%—06/15/2018[2]	1,724

		12,486

CONTAINERS & PACKAGING—2.5%
	Cascades Inc.
3,750	7.750%—12/15/2017	3,919
500	7.875%—01/15/2020	521

		4,440

	Crown Americas LLC
2,000	7.625%—05/15/2017	2,130
	Graham Packaging Co.
2,500	8.250%—01/01/2017[2]	2,512
2,500	9.875%—10/15/2014	2,606

		5,118

	Graphic Package International
1,000	9.500%—06/15/2017	1,075
	Greif Inc.
1,000	7.750%—08/01/2019	1,035
	Reynolds Group Issuer Inc.
8,000	7.750%—10/15/2016[2]	8,400
3,500	8.500%—05/15/2018[2]	3,614

		12,014

	Solo Cup Company
1,500	10.500%—11/01/2013	1,575

		27,387

DIVERSIFIED CONSUMER SERVICES—1.5%
	ARAMARK Corporation
900	5.000%—06/01/2012	893
9,000	8.500%—02/01/2015	9,349

		10,242

	Education Management LLC
2,800	8.750%—06/01/2014	2,796
	Mac-Gray Corp.
450	7.625%—08/15/2015	437
	Service Corporation International
1,350	6.750%—04/01/2016	1,370
1,500	7.375%—10/01/2014	1,571
250	7.625%—10/01/2018	263

		3,204

		16,679

DIVERSIFIED FINANCIAL SERVICES—0.1%
	CIT Group Funding Company of Delaware LLC
1,500	10.250%—05/01/2016	1,556

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—5.4%
	Cincinnati Bell Inc.
$1,750	7.000%—02/15/2015	$1,715
1,750	8.250%—10/15/2017	1,741
3,300	8.750%—03/15/2018	3,242

		6,698

	New Communications Holdings Inc.
2,500	8.250%—04/15/2017[2]	2,681
3,500	8.500%—04/15/2020[2]	3,754

		6,435

	PAETEC Holding Corp.
1,350	8.875%—06/30/2017	1,402
4,000	9.500%—07/15/2015	4,020

		5,422

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,482
	Qwest Communications International Inc.
2,350	7.125%—04/01/2018[2]	2,444
6,650	7.500%—02/15/2014	6,850

		9,294

	Telcordia Technologies Inc.
3,450	11.000%—05/01/2018[2]	3,359
	TW Telecom Holdings Inc.
3,050	8.000%—03/01/2018[2]	3,191
	Wind Acquisition SA
6,800	11.750%—07/15/2017[2]	7,259
	Windstream Corporation
600	7.000%—03/15/2019	582
8,300	7.875%—11/01/2017	8,487
3,000	8.125%—09/01/2018[2]	3,056
1,400	8.625%—08/01/2016	1,467

		13,592

		58,732

ELECTRIC UTILITIES—0.1%
	Ipalco Enterprises Inc.
500	7.250%—04/01/2016[2]	527

ELECTRICAL EQUIPMENT—0.4%
	Baldor Electric Company
4,365	8.625%—02/15/2017	4,649

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
	Sanmina-SCI Corporation
500	6.750%—03/01/2013	503
7,600	8.125%—03/01/2016	7,771

		8,274

ENERGY EQUIPMENT & SERVICES—1.6%
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,500
	Compagnie Générale de Géophysique-Veritas
2,000	7.750%—05/15/2017	1,960
1,000	9.500%—05/15/2016	1,059

		3,019

	Complete Production Services Inc.
5,000	8.000%—12/15/2016	5,088
	Helix Energy Solutions Group Inc.
1,600	9.500%—01/15/2016[2]	1,560

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—Continued
	Hornbeck Offshore Services Inc.
$3,500	8.000%—09/01/2017	$3,294
	Key Energy Services Inc.
3,000	8.375%—12/01/2014	3,105

		17,566

FOOD & STAPLES RETAILING—1.3%
	Ingles Markets Inc.
2,500	8.875%—05/15/2017	2,631
	Pantry Inc.
3,000	7.750%—02/15/2014	2,955
	Stater Brothers Holdings
1,850	7.750%—04/15/2015	1,887
500	8.125%—06/15/2012	504

		2,391

	Susser Holdings LLC
2,150	8.500%—05/15/2016[2]	2,236
	Tops Market
4,000	10.125%—10/15/2015[2]	4,260

		14,473

FOOD PRODUCTS—1.0%
	Dole Foods Company
1,250	8.000%—10/01/2016[2]	1,300
	Michael Foods Inc.
1,500	9.750%—07/15/2018[2]	1,582
	Pinnacle Foods Inc.
1,750	9.250%—04/01/2015	1,818
2,250	9.250%—04/01/2015[2]	2,337

		4,155

	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,706

		10,743

GAS UTILITIES—0.1%
	Amerigas Partners LP
150	7.125%—05/20/2016	156
1,000	7.250%—05/20/2015	1,037

		1,193

HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
	Accellent Inc.
3,000	8.375%—02/01/2017[2]	3,045
300	10.500%—12/01/2013	304

		3,349

	Biomet Inc.
1,500	10.000%—10/15/2017	1,669
3,000	11.625%—10/15/2017	3,379

		5,048

	DJO Finance LLC
2,000	10.875%—11/15/2014	2,157

		10,554

HEALTH CARE PROVIDERS & SERVICES—4.2%
	Capella Healthcare Inc.
4,500	9.250%—07/01/2017[2]	4,714
	Community Health Systems Inc.
3,500	8.875%—07/15/2015	3,675

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	DaVita Inc.
$750	7.250%—03/15/2015	$773
	HCA Inc.
2,500	5.750%—03/15/2014	2,438
2,250	6.300%—10/01/2012	2,295
7,300	6.375%—01/15/2015	7,172
1,200	6.500%—02/15/2016	1,182
2,650	7.875%—02/15/2020	2,889
100	9.250%—11/15/2016	108

		16,084

	IASIS Healthcare LLC
5,000	8.750%—06/15/2014	5,150
	Omnicare Inc.
2,400	7.750%—06/01/2020	2,568
	Psychiatric Solutions Inc.
3,500	7.750%—07/15/2015	3,631
	Radiation Therapy Services Inc.
400	9.875%—04/15/2017[2]	399
	Tenet Healthcare Corporation
500	7.375%—02/01/2013	516
	Vanguard Health Holding Co II LLC
8,500	8.000%—02/01/2018	8,543

		46,053

HOTELS, RESTAURANTS & LEISURE—4.9%
	Ameristar Casinos Inc.
1,325	9.250%—06/01/2014	1,421
	Boyd Gaming Corporation
2,590	6.750%—04/15/2014	2,312
	Isle of Capri Casino Inc.
3,250	7.000%—03/01/2014	2,998
	MCE Finance Ltd.
3,800	10.250%—05/15/2018[2]	4,061
	MGM Mirage Inc.
4,675	6.750%—09/01/2012-04/01/2013	4,421
4,050	8.375%—02/01/2011	4,090
1,000	8.500%—09/15/2010	1,005
2,250	9.000%—03/15/2020[2]	2,374

		11,890

	MGM Resorts International
2,100	10.375%—05/15/2014	2,331
	Penn National Gaming Inc.
500	6.750%—03/01/2015	503
4,500	8.750%—08/15/2019	4,725

		5,228

	Pinnacle Entertainment Inc.
2,250	7.500%—06/15/2015	2,194
3,700	8.625%—08/01/2017	3,885
5,000	8.750%—05/15/2020[2]	4,912

		10,991

	Scientific Games Corporation
200	7.875%—06/15/2016[2]	204
	Speedway Motorsports Inc.
9,585	6.750%—06/01/2013	9,705
850	8.750%—06/01/2016	906

		10,611

	Wendy’s Arbys Restaurant LLC
1,500	10.000%—07/15/2016	1,601

		53,648

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HOUSEHOLD DURABLES—0.5%
	Jarden Corporation
$4,500	7.500%—01/15/2020	$4,612
750	8.000%—05/01/2016	791

		5,403

	Standard Pacific Corp.
100	8.375%—05/15/2018	98

		5,501

HOUSEHOLD PRODUCTS—1.4%
	Central Garden Co.
6,500	8.250%—03/01/2018	6,613
	Sealy Mattress Co.
3,750	8.250%—06/15/2014	3,797
1,710	10.875%—04/15/2016[2]	1,924

		5,721

	Spectrum Brands Holdings Inc.
3,250	9.500%—06/15/2018[2]	3,433

		15,767

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.3%
	AES Corporation
2,850	8.000%—10/15/2017	3,039
	Calpine Corporation
3,655	7.250%—10/15/2017[2]	3,664
207	7.250%—10/15/2017	208
4,250	7.875%—07/31/2020[2]	4,314

		8,186

	Mirant Americas Generation LLC
5,975	8.500%—10/01/2021	5,706
	Mirant North America LLC
2,000	7.375%—12/31/2013	2,067
	NRG Energy Inc.
2,000	7.375%—01/15/2017	2,030
	RRI Energy
4,250	7.625%—06/15/2014	4,292

		25,320

INSURANCE—0.2%
	HUB International Group Holdings Inc.
2,000	9.000%—12/15/2014[2]	1,950

INTERNET & CATALOG RETAIL—0.3%
	QVC Inc.
1,000	7.375%—10/15/2020[2]	1,030
2,600	7.500%—10/01/2019[2]	2,691

		3,721

INTERNET SOFTWARE & SERVICES—0.3%
	Equinix Inc.
2,850	8.125%—03/01/2018	2,985

IT SERVICES—1.3%
	Fidelity National Information Services Inc.
1,400	7.625%—07/15/2017[2]	1,463
2,600	7.875%—07/15/2020[2]	2,730

		4,193

	SunGard Data Systems Inc.
4,975	9.125%—08/15/2013	5,112
2,250	10.250%—08/15/2015	2,374
2,000	10.625%—05/15/2015	2,225

		9,711

		13,904

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

LEISURE EQUIPMENT & PRODUCTS—0.3%
	Easton-Bell Sports Inc.
$3,000	9.750%—12/01/2016	$3,172

MACHINERY—2.0%
	Actuant Corporation
2,450	6.875%—06/15/2017	2,475
	Arvinmeritor Inc.
2,500	8.125%—09/15/2015	2,525
2,750	10.625%—03/15/2018	3,011

		5,536

	Manitowoc Company Inc.
3,300	9.500%—02/15/2018	3,415
	Oshkosh Corporation
2,750	8.250%—03/01/2017	2,887
	RBS Global and Rexnord Corporation
1,500	8.500%—05/01/2018[2]	1,523
	Terex Corporation
750	7.375%—01/15/2014	767
3,400	8.000%—11/15/2017	3,315
1,750	10.875%—06/01/2016	1,947

		6,029

		21,865

MEDIA—13.7%
	Affinion Group Inc.
3,600	10.125%—10/15/2013	3,726
2,500	11.500%—10/15/2015	2,656

		6,382

	Allbritton Communications Company
5,000	8.000%—05/15/2018[2]	5,012
	Belo Corp.
2,900	8.000%—11/15/2016	3,070
	Cablevision Systems Corporation
1,000	7.750%—04/15/2018	1,048
4,050	8.000%—04/15/2020	4,303
1,000	8.625%—09/15/2017[2]	1,079

		6,430

	CCO Holdings Capital Corp.
2,750	7.875%—04/30/2018[2]	2,894
2,350	8.125%—04/30/2020[2]	2,497

		5,391

	Clear Channel Communications Inc.
7,000	6.250%—03/15/2011	6,895
	Clear Channel Worldwide International Inc.
5,550	9.250%—12/15/2017[2]	5,840
	CSC Holdings LLC
250	7.625%—07/15/2018	263
650	8.500%—04/15/2014	705

		968

	Dish DBS Corp.
3,250	7.125%—02/01/2016	3,356
2,750	7.875%—09/01/2019	2,936

		6,292

	Gray Television Inc
3,750	10.500%—06/29/2015[2]	3,736
	Hughes Network Systems LLC
1,350	9.500%—04/15/2014	1,411

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Inmarsat Finance plc
$3,000	7.375%—12/01/2017[2]	$3,090
	Intelsat Bermuda Ltd.
5,250	11.250%—02/04/2017[4]	5,591
	Intelsat Corporation
3,900	6.500%—11/01/2013	3,744
250	9.250%—06/15/2016	268
250	11.250%—06/15/2016	271

		4,283

	Interactive Data Corporation
7,250	10.250%—08/01/2018[2]	7,540
	Interpublic Group
1,000	10.000%—07/15/2017	1,165
	Jostens (Visant)
500	7.625%—10/01/2012	503
	Lamar Media Corporation
5,450	6.625%—08/15/2015	5,438
3,750	7.875%—04/15/2018[2]	3,891

		9,329

	LIN Television Corporation
3,000	6.500%—05/15/2013	2,970
	Mediacom Broadband LLC
4,135	8.500%—10/15/2015	4,187
	Mediacom Capital Corp.
3,950	9.125%—08/15/2019	4,029
	Nexstar Broadcasting Group
3,200	8.875%—04/15/2017[2]	3,312
	Nielsen Finance LLC
2,100	8.490%—08/01/2016[4]	2,058
3,000	10.000%—08/01/2014	3,142
1,000	11.625%—02/01/2014	1,128

		6,328

	Readers Digest Association
2,500	9.500%—02/15/2017[2,3]	2,525
	Sirius Satellite Radio Inc.
7,750	8.750%—04/01/2015[2]	8,021
	Telesat Inc.
3,750	11.000%—11/01/2015	4,312
	Unitymedia Hessen GmbH & Co. KG
5,150	8.125%—12/01/2017[2]	5,292
	Valassis Communication Inc.
1,409	8.250%—03/01/2015	1,479
	Videotron Ltee
2,000	6.875%—01/15/2014	2,045
	Virgin Media Finance plc
3,550	9.125%—08/15/2016	3,834
3,000	9.500%—08/15/2016	3,390

		7,224

	Visant Holding Corp.
6,700	8.750%—12/01/2013	6,867
	WMG Acquisition Corp.
6,000	7.375%—04/15/2014	5,940
	WMG Holdings Corp.
1,635	9.500%—12/15/2014[4]	1,672

		149,131

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

METALS & MINING—0.9%
	AK Steel Holding Corporation
$1,550	7.625%—05/15/2020	$1,564
	Foundation Coal Co.
300	7.250%—08/01/2014	308
	Steel Dynamics Inc.
1,750	6.750%—04/01/2015	1,785
250	7.375%—11/01/2012	267
3,250	7.750%—04/15/2016	3,396

		5,448

	United States Steel Corporation
2,000	7.375%—04/01/2020	2,015

		9,335

MULTILINE RETAIL—0.4%
	Bon Ton Department Stores Inc.
3,000	10.250%—03/15/2014	2,951
	Neiman Marcus Group Inc.
1,550	9.000%—10/15/2015	1,595

		4,546

OIL, GAS & CONSUMABLE FUELS—4.8%
	Arch Coal Inc.
2,000	8.750%—08/01/2016[2]	2,155
	Bill Barrett Corporation
3,000	9.875%—07/15/2016	3,292
	Chesapeake Energy Corporation
2,000	6.250%—01/15/2018	2,055
250	6.500%—08/15/2017	256

		2,311

	Consol Energy Inc.
3,500	8.000%—04/01/2017[2]	3,736
4,500	8.250%—04/01/2020[2]	4,860

		8,596

	Continential Resources
1,400	8.250%—10/01/2019	1,505
	Denbury Resources Inc.
2,250	7.500%—04/01/2013-12/15/2015	2,305
3,088	8.250%—02/15/2020	3,312
2,000	9.750%—03/01/2016	2,212

		7,829

	El Paso Corporation
850	7.000%—06/15/2017	894
1,500	7.250%—06/01/2018	1,598

		2,492

	Exco Resources Inc.
3,000	7.250%—01/15/2011	3,037
	Ferrell Gas LP
2,000	6.750%—05/01/2014	2,015
2,550	9.125%—10/01/2017	2,741

		4,756

	Ferrellgas Partners LP
1,000	8.625%—06/15/2020	1,050
	Inergy Finance Corp.
1,200	6.875%—12/15/2014	1,212
2,250	8.250%—03/01/2016	2,374

		3,586

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Mariner Energy Inc.
$1,250	7.500%—04/15/2013	$1,297
	Markwest Energy Partners LP
1,000	8.750%—04/15/2018	1,081
	Patriot Coal Corporation
900	8.250%—04/30/2018	890
	Petroplus Finance Ltd.
1,400	6.750%—05/01/2014[2]	1,267
1,350	9.375%—09/15/2019[2]	1,222

		2,489

	Pioneer Natural Resources Co.
1,000	6.650%—03/15/2017	1,048
250	6.875%—05/01/2018	262

		1,310

	Plains Exploration & Production Company
2,500	7.625%—06/01/2018-04/01/2020	2,549
1,100	10.000%—03/01/2016	1,216

		3,765

	Range Resources Corp.
1,300	7.250%—05/01/2018	1,355

		52,796

PAPER & FOREST PRODUCTS—0.2%
	Boise Paper Holdings LLC
1,500	8.000%—04/01/2020	1,560
1,000	9.000%—11/01/2017	1,055

		2,615

PROFESSIONAL SERVICES—0.1%
	FTI Consulting Inc.
500	7.750%—10/01/2016	521

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.0%
	Omega Healthcare Investors Inc.
500	7.000%—04/01/2014	509

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	Advanced Micro Devices Inc.
4,150	7.750%—08/01/2020[2]	4,212
1,500	8.125%—12/15/2017[2]	1,583

		5,795

SOFTWARE—0.2%
	GXS Worldwide Inc.
1,850	9.750%—06/15/2015[2]	1,785

SPECIALTY RETAIL—3.0%
	AutoNation Inc
2,500	6.750%—04/15/2018	2,531
	Limited Brands Inc.
1,500	6.900%—07/15/2017	1,553
1,800	8.500%—06/15/2019	2,012

		3,565

	Michaels Stores Inc.
7,600	11.375%—11/01/2016	8,189
1,100	12.280%—11/01/2016[4]	1,031

		9,220

	Penske Auto Group Inc.
6,550	7.750%—12/15/2016	6,337
	Sally Holdings LLC
200	9.250%—11/15/2014	212

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	Toys R Us Inc.
$4,360	7.375%—10/15/2018	$4,251
	Toys R Us Property Co. LLC
1,500	8.500%—12/01/2017[2]	1,586
1,000	10.750%—07/15/2017	1,134

		2,720

	Yankee Acquisition Corp.
3,350	8.500%—02/15/2015	3,467

		32,303

TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Hanesbrands Inc.
2,150	8.000%—12/15/2016	2,260
	Levi Strauss & Co.
3,150	7.625%—05/15/2020[2]	3,229
630	8.875%—04/01/2016	665

		3,894

		6,154

WIRELESS TELECOMMUNICATION SERVICES—1.3%
	Crown Castle International Corp.
4,700	7.125%—11/01/2019	4,899
	Nextel Communications Inc.
3,250	7.375%—08/01/2015	3,234
	Sprint Nextel Corporation
6,200	8.375%—08/15/2017	6,510

		14,643

TOTAL CORPORATE BONDS & NOTES (Cost $766,578)		817,147

SHORT-TERM INVESTMENTS—8.5%
(Cost $92,671)
REPURCHASE AGREEMENTS
92,671	Repurchase Agreement with State Street Corp. dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $94,530)	92,671

TOTAL INVESTMENTS—103.1% (Cost $1,060,456)		1,122,917
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.1)%		(33,317)

TOTAL NET ASSETS—100.0%		$1,089,600

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Position or a portion of the position represents an unsettled loan commitment. At period end, the total market value of unsettled commitments totaled $20,782 or 2% of net assets. The coupon rate will be determined at the time of settlement.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2010, these securities were valued at $232,223 or 21% of net assets.

3	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

4	Step coupon security.

5	MTN after the name of a security stands for Medium Term Note.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 13.7%)

ASSET-BACKED SECURITIES—1.4%
Principal Amount (000s)		Value (000s)

	Access Group Inc.
	Series 2008-1 Cl. A
$20,382	1.798%—10/27/2025[1]	$20,798
	Ally Auto Receivables Trust
	Series 2009-A Cl. A2
5,144	1.320%—03/15/2012[2]	5,156
	Asset Backed Funding Certificates
396	Series 2006-HE1 Cl. A2A 0.389%—01/25/2037[1]	388
4,414	Series 2005-HE2 Cl. M1 0.809%—06/25/2035[1]	4,349

		4,737

	Bank of America Credit Card Trust
4,200	Series 2008-A1 Cl. A1 0.921%—04/15/2013[1]	4,206
9,500	Series 2008-A5 Cl. A5 1.541%—12/16/2013[1]	9,589

		13,795

	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
302	0.809%—12/25/2031[1]	159
	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
628	0.389%—11/25/2036[1]	561
	Daimler Chrysler Auto Trust
	Series 2008-B Cl. A3B
2,865	1.826%—09/10/2012[1]	2,880
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
364	0.399%—12/25/2036[1]	233
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A1
307	0.379%—12/25/2036[1]	282
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
111	0.609%—10/25/2034[1]	93
	Magnolia Funding Ltd.
	Series 2010-1A Cl. A1
€5,139	3.000%—04/20/2017[2]	6,663
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-FM1 Cl. A1B
$2,217	0.649%—05/25/2036[1]	2,122

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Park Place Securities Inc.
	Series 2004-MCW1 Cl. A1
$1,721	0.641%—10/25/2034[1]	$1,666
	SBI Heloc Trust
	Series 2006-1A Cl. 1A2A
159	0.499%—08/25/2036[1,2]	156
	Securitized Asset Backed Receivables LLC Trust
	Series 2007-HE1 Cl. 2A2
1,034	0.389%—12/25/2036[1]	355
	SLM Student Loan Trust
826	Series 2008-2 Cl. A1 0.798%—01/25/2015[1]	826
1,900	Series 2010-C Cl. A2 2.983%—12/16/2019[1,2]	1,891	Z

		2,717

	Small Business Administration
	Series 2000-P10 Cl.1
56	7.449%—08/10/2010	56
	Small Business Administration Participation Certificates
520	Series 2003-20I Cl.1 5.130%—09/01/2023	561
9,551	Series 2009-20A Cl.1 5.720%—01/01/2029	10,728
28,660	Series 2008-20H Cl.1 6.020%—08/01/2028	32,583
1,134	Series 2001-20A Cl.1 6.290%—01/01/2021	1,235

		45,107

TOTAL ASSET-BACKED SECURITIES (Cost $102,920)		107,536

BANK LOAN OBLIGATIONS—0.1%
(Cost $7,294)
	American General Finance Corporation Term Loan
7,400	7.250%—04/21/2015[1]	7,318

COLLATERALIZED MORTGAGE OBLIGATIONS—3.6%
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
1,328	2.759%—02/25/2045[1]	1,205
	Arkle Master Issuer plc
	Series 2006-1A Cl. 4A2
96,759	0.526%—02/17/2052[1,2]	95,119
	Bank of America Commercial Mortgage Inc.
	Series 2007-4 Cl. A4
2,500	5.744%—02/10/2051[3]	2,612
	Bank of America Funding Corporation
	Series 2005-D Cl. A1
2,046	2.915%—05/25/2035[1]	2,023
	Bear Stearns Adjustable Rate Mortgage Trust
582	Series 2003-1 Cl. 6A1 2.960%—04/25/2033[3]	567
87	Series 2000-2 Cl. A1 3.640%—11/25/2030[1]	86

		653

	Bear Stearns Alt-A Trust
2,516	Series 2006-8 Cl. 3A1 0.489%—02/25/2034[1]	1,903

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$2,930	Series 2005-4 Cl. 3A1 2.765%—05/25/2035[3]	$2,279
1,497	Series 2005-7 Cl. 2A1 3.805%—09/25/2035[3]	1,129

		5,311

	Bear Stearns Commercial Mortgage Securities
2,745	Series 2005-PWR7 Cl. A3 5.116%—02/11/2041[3]	2,938
700	Series 2007-PW15 Cl. A4 5.331%—02/11/2044	706
1,810	Series 2006-PWR11 Cl. A4 5.456%—03/11/2039[3]	1,951
2,100	Series 2007-T26 Cl. A4 5.471%—01/12/2045[3]	2,236
6,400	Series 2007-PW18 Cl. A4 5.700%—06/11/2050	6,589
7,700	Series 2007-PW17 Cl. AAB 5.703%—06/11/2050	8,320
2,410	Series 2006-PW12 Cl. A4 5.723%—09/11/2038[3]	2,630

		25,370

	Bear Stearns Mortgage Funding Trust
	Series 2007-AR1 Cl. 2A1
579	0.399%—02/25/2037[1]	576
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
2,600	5.322%—12/11/2049	2,600
	Commercial Mortgage Pass Through Certificates
	Series 2006-C8 Cl. A4
7,700	5.306%—12/10/2046	7,853
	Countrywide Alternative Loan Trust
21,061	Series 2005-59 Cl. 1A1 0.677%—11/20/2035[1]	11,886
7,892	Series 2005-20CB Cl. 2A5 5.500%—07/25/2035	6,516

		18,402

	Countrywide Home Loan Mortgage Pass Through Trust
5,191	Series 2004-HYB9 Cl. 1A1 3.189%—02/20/2035[3]	4,416
3,028	Series 2004-22 Cl. A3 3.505%—11/25/2034[3]	2,590
987	Series 2005-HYB9 Cl. 3A2A 5.250%—02/20/2036[1]	725
56	Series 2003-10 Cl. A2 5.750%—05/25/2033	56

		7,787

	Credit Suisse Mortgage Capital Certificates
	Series 2006-C2 Cl. A3
700	5.658%—03/15/2039[3]	721
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
11,693	5.720%—02/25/2036[1]	11,083
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
6	6.750%—08/21/2031	6
	Greenwich Capital Commercial Funding Corp.
300	Series 2005-GG3 Cl. A4 4.799%—08/10/2042[3]	316
2,500	Series 2007-GG9 Cl. A4 5.444%—03/10/2039	2,571

		2,887

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	GSR Mortgage Loan Trust
$9,029	Series 2005-AR6 Cl. 2A1 2.943%—09/25/2035[1]	$8,516
3,670	Series 2005-AR7 Cl. 6A1 5.207%—11/25/2035[3]	3,448

		11,964

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
670	0.561%—05/19/2035[1]	403
	Indymac ARM Trust
	Series 2001-H2 Cl. A2
13	2.201%—01/25/2032[1]	10
	IndyMac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
3,550	2.729%—01/25/2036[3]	2,589
	JP Morgan Chase Commercial Mortgage Securities Corp.
5,300	Series 2006-LDP9 Cl. A3 5.336%—05/15/2047	5,449
15,100	Series 2007-LDPX Cl. A3 5.420%—01/15/2049	15,155
1,600	Series 2007-LD12 Cl. A4 5.882%—02/15/2051[3]	1,647

		22,251

	LB-UBS Commercial Mortgage Trust
	Series 2006-C6 Cl. A4
2,200	5.372%—09/15/2039	2,339
	Merrill Lynch Mortgage Investors Inc.
2,063	Series 2005-A10 Cl. A 0.539%—02/25/2036[1]	1,570
540	Series 2005-3 Cl. 4A 0.579%—11/25/2035[1]	442

		2,012

	Merrill Lynch/Countrywide Commercial Mortgage Trust
2,600	Series 2006-4 A3 5.172%—12/12/2049[3]	2,636
1,800	Series 2007-6 Cl. A4 5.485%—03/12/2051[3]	1,760

		4,396

	Morgan Stanley Capital I
1,181	Series 2007-XLFA Cl. A1 0.401%—10/15/2020[1,2]	1,077
1,200	Series 2006-HQ8 Cl. A4 5.385%—03/12/2044[3]	1,301
400	Series 2007-IQ16 Cl. A4 5.809%—12/12/2049	416
12,400	Series 2007-IQ15 Cl. A4 5.880%—06/11/2049[3]	12,890

		15,684

	Morgan Stanley Re-REMIC Trust[4]
2,100	Series 2009-GG10 Cl. A4A 5.808%—08/12/2045[2,3]	2,258
	Residential Funding Mortgage Securities I
911	Series 2006-SA1 Cl. 2A1 5.605%—02/25/2036[3]	623
	Sovereign Commercial Mortgage Securities Trust
1,077	Series 2007-C1 Cl. A2 5.785%—07/22/2030[2,3]	1,126

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Structured Asset Mortgage Investments Inc.
$2,259	Series 2005-AR5 Cl. A2 0.591%—07/19/2035[1]	$1,895
	Structured Asset Securities Corporation
36	Series 2001-21A Cl. 1A1 2.239%—01/25/2032[1]	36
34	Series 2002-1A Cl. 4A 2.920%—02/25/2032[1]	33

		69

	Thornburg Mortgage Securities Trust
2,082	Series 2006-6 Cl. A1 0.439%—11/25/2046[1]	2,008
	Wachovia Bank Commercial Mortgage Trust
8,948	Series 2006-WHL7 Cl. A1 0.431%—09/15/2021[1,2]	8,156
2,600	Series 2007-C32 Cl. A4FL 0.516%—06/15/2049[1,2]	1,491
2,000	Series 2006-C29 Cl. A4 5.308%—11/15/2048	2,103
11,800	Series 2006-C23 Cl. A5 5.416%—01/15/2045[3]	12,651

		24,401

	Washington Mutual Pass Through Certificates
717	Series 2005-AR13 Cl. A1A1 0.619%—10/25/2045[1]	561
	Wells Fargo Mortgage Backed Securities Trust
3,651	Series 2006-AR2 Cl. A1 4.721%—03/25/2036[3]	3,247

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $273,081)		282,044

CONVERTIBLE BONDS—0.4%
(Cost $34,935)
OIL, GAS & CONSUMABLE FUELS
	Transocean Inc.
37,600	1.500%—12/15/2037	34,780

CORPORATE BONDS & NOTES—24.8%
	Allstate Life Global Funding Trusts MTN[5]
4,600	5.375%—04/30/2013	5,059
	Ally Financial Inc.
4,800	6.000%—12/15/2011	4,898
2,000	6.625%—05/15/2012	2,029
1,600	6.875%—08/28/2012	1,644
8,000	8.000%—11/01/2031	7,850
8,500	8.300%—02/12/2015[2]	8,967

		25,388

	Ally Financial Inc. MTN[5]
€4,500	5.375%—06/06/2011	5,967
	Altria Group Inc.
$6,500	4.125%—09/11/2015	6,846
	American Airlines Inc.
59	Series 2001-2 Cl. A1 6.978%—04/01/2011	59
	American Express Bank FSB
6,500	5.500%—04/16/2013	7,064
9,500	6.000%—09/13/2017	10,606

		17,670

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		American Express Bank FSB MTN[5]
	$6,600	3.150%—12/09/2011	$6,833
		American Express Centurion Bank MTN[5]
	9,500	6.000%—09/13/2017	10,600
		American Express Company
	6,400	7.000%—03/19/2018	7,568
		American Express Credit Corporation MTN[5]
	100	0.492%—12/02/2010[1]	100
	400	0.501%—06/16/2011[1]	399
	4,400	5.875%—05/02/2013	4,850

			5,349

		American General Finance Corporation MTN[5]
	3,100	0.787%—12/15/2011[1]	2,858
	900	4.000%—03/15/2011	889
	5,253	4.625%—09/01/2010	5,253
	1,600	5.400%—12/01/2015	1,336

			10,336

		American International Group Inc.
	€5,300	4.875%—03/15/2067[3]	4,144
	$5,600	5.050%—10/01/2015	5,390
	€8,300	8.000%—05/22/2038[3]	9,086
	$1,100	8.250%—08/15/2018	1,185
	£1,400	8.625%—05/22/2038[3]	1,856

			21,661

		American International Group Inc. MTN[5]
	$7,000	0.639%—03/20/2012[1]	6,767
	€4,900	4.000%—09/20/2011	6,376
CAD$	2,000	4.900%—06/02/2014	1,848
	$1,800	4.950%—03/20/2012	1,845
	€4,000	5.000%—06/26/2017	4,629
	$100	5.375%—10/18/2011	103
	2,100	5.850%—01/16/2018	2,005

			23,573

		Amgen Inc.
	24,000	6.900%—06/01/2038	30,361
		Anheuser-Busch Cos Inc.
	200	5.500%—01/15/2018	222
		ANZ National International Ltd. MTN[5]
	6,200	6.200%—07/19/2013[2]	6,906
		AstraZeneca plc
	1,700	5.900%—09/15/2017	2,004
	1,600	6.450%—09/15/2037	1,986

			3,990

		AT&T Inc.
	4,200	4.950%—01/15/2013	4,587
	5,000	5.500%—02/01/2018	5,650
	2,900	6.300%—01/15/2038	3,239

			13,476

		BAC Capital Trust VII
	£2,400	5.250%—08/10/2035	2,787
		Banco Santander Chile
	$12,300	1.771%—04/20/2012[1,2]	12,298
		Bank of America Corp.
	33,200	6.500%—08/01/2016	37,009
	5,000	8.000%—12/29/2049[3]	5,039

			42,048

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Bank of America Corp. MTN[5]
$11,600	2.100%—04/30/2012	$11,894
	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[2]	2,281
	Bank of Montreal
4,700	2.850%—06/09/2015[2]	4,857
	Bank of Scotland plc MTN[5]
6,300	0.597%—12/08/2010[1,2]	6,281
	Barclays Bank plc
26,700	5.450%—09/12/2012	28,626
	Bear Stearns & Co. Inc.
4,971	6.400%—10/02/2017	5,655
	Bear Stearns & Co. Inc. MTN[5]
14,831	6.950%—08/10/2012	16,373
	BM&FBovespa SA
1,000	5.500%—07/16/2020[2]	1,035
	BNP Paribas
9,600	5.186%—06/29/2049[2,3]	8,424
	Cellco Partnership/Verizon Wireless Capital LLC
1,600	3.065%—05/20/2011[1]	1,633
	Cemex Inc.
3,100	6.722%—06/29/2049[2,3]	2,063
	Citibank N.A.
700	1.875%—06/04/2012	715
	Citigroup Capital XXI
77,799	8.300%—12/21/2057[3]	80,522
	Citigroup Funding Inc.
8,300	1.875%—10/22/2012	8,498
2,900	2.250%—12/10/2012	2,997

		11,495

	Citigroup Inc.
20,000	2.875%—12/09/2011	20,628
1,700	5.300%—10/17/2012	1,790
32,600	5.500%—08/27/2012-04/11/2013	34,629
3,000	5.625%—08/27/2012	3,146
1,100	5.850%—07/02/2013	1,174
12,200	6.000%—02/21/2012-08/15/2017	12,921
5,600	6.125%—08/25/2036	5,274
8,200	8.500%—05/22/2019	9,981

		89,543

	Citigroup Inc. MTN[5]
€2,000	4.750%—05/31/2017[3]	2,476
	Citigroup N.A.
$1,500	1.875%—05/07/2012	1,532
	Comcast Corporation
1,200	5.875%—02/15/2018	1,362
1,200	6.450%—03/15/2037	1,333

		2,695

	Countrywide Financial Corporation MTN[5]
2,000	0.858%—05/07/2012[1]	1,976
	CSN Islands XI Corp.
2,500	6.875%—09/21/2019	2,641
	Dell Inc.
8,800	5.650%—04/15/2018	9,951
	Deutsche Bank AG
8,400	6.000%—09/01/2017	9,545
	Dexia Credit Local
23,000	0.961%—04/29/2014[1,2]	22,992

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Dexia Credit Local SA NY
$49,500	0.938%—03/05/2013[1,2]	$49,566
	El Paso Corporation MTN[5]
200	8.050%—10/15/2030	205
	Electricite de France NT
5,100	5.500%—01/26/2014[2]	5,675
5,100	6.500%—01/26/2019[2]	6,110
5,100	6.950%—01/26/2039[2]	6,535

		18,320

	Enel Finance International SA
11,400	6.250%—09/15/2017[2]	12,800
	Fifth Third Bancorp
21,900	8.250%—03/01/2038	24,767
	Ford Motor Credit Co. LLC
10,500	3.277%—01/13/2012[1]	10,303
5,530	7.250%—10/25/2011	5,717
4,700	7.375%—02/01/2011	4,783
9,700	7.500%—08/01/2012	10,147
1,800	7.800%—06/01/2012	1,885
2,200	8.000%—12/15/2016	2,351

		35,186

	Fortis Bank Nederland Holding N.V. MTN[5]
€3,000	3.000%—04/17/2012	4,007
	Gaz Capital, S.A.
$900	6.212%—11/22/2016[2]	940
	Gazprom International, S.A.
128	7.201%—02/01/2020	136
	Gazprom Via Gaz Capital, S.A.
1,400	8.125%—07/31/2014	1,583
	Gazprom Via White Nights Finance BV MTN[5]
1,900	10.500%—03/08/2014-03/25/2014	2,277
	General Electric Capital Corporation MTN[5]
23,519	0.463%—03/20/2013[1]	22,942
1,500	0.731%—01/08/2016[1]	1,398
6,000	2.000%—09/28/2012	6,154
4,100	2.125%—12/21/2012	4,225
7,400	2.625%—12/28/2012	7,717
21,300	3.000%—12/09/2011	21,958
€14,500	5.500%—09/15/2067[2,3]	16,345
$6,400	5.875%—01/14/2038	6,426
6,300	6.875%—01/10/2039	7,127

		94,292

	Gerdau Holdings Inc.
1,700	7.000%—01/20/2020[2]	1,819
	Glen Meadows Pass Through Trust
5,700	6.505%—02/12/2067[2,3]	4,332
	Goldman Sachs Group Inc.
22,200	5.950%—01/18/2018	23,856
5,200	6.150%—04/01/2018	5,618
9,100	6.250%—09/01/2017	9,961

		39,435

	Goldman Sachs Group Inc.MTN[5]
€400	6.375%—05/02/2018	583
	HSBC Holdings plc
$1,700	6.500%—05/02/2036	1,852
	ING Bank N.V. MTN[5]
55,800	1.333%—03/30/2012[1,2]	55,842

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	International Lease Finance Corp.
€23,400	1.058%—08/15/2011	$29,151
$4,331	4.750%—01/13/2012	4,201
3,000	6.375%—03/25/2013	2,925

		36,277

	International Lease Finance Corp. MTN[5]
2,240	0.877%—07/13/2012[1]	2,021
900	4.950%—02/01/2011	897
26,711	5.300%—05/01/2012	26,043
10,000	5.450%—03/24/2011	9,975
9,000	5.625%—09/15/2010	9,022

		47,958

	Intesa Sanpaolo
40,000	2.375%—12/21/2012	39,782
	JP Morgan Chase & Co.
24,227	6.625%—03/15/2012	26,215
6,200	7.900%—04/29/2049[3]	6,498

		32,713

	JP Morgan Chase Bank N.A.
7,000	6.000%—10/01/2017	7,879
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036	771
	KeyCorp MTN[5]
2,300	6.500%—05/14/2013	2,529
	LBG Capital plc. MTN[5]
800	8.500%—12/29/2049[2,3]	680
	Leaseplan Corporation N.V. MTN[5]
€1,500	3.125%—02/10/2012	2,010
	Lehman Brothers Holdings Inc. MTN[5]
8	04/05/2011*,9	2
$16,670	07/18/2011-01/26/2017*,9	3,584
€1,100	5.125%—06/27/2014*	324
$5,000	5.625%—01/24/2013*	1,106
2,200	6.875%—05/02/2018*	489

		5,505

	Lloyds TSB Bank plc MTN[5]
47,100	5.800%—01/13/2020[2]	48,052
	Merrill Lynch & Co. Inc.
12,700	1.016%—05/02/2017[1]	11,366
	Merrill Lynch & Co. Inc. MTN[5]
5,100	6.400%—08/28/2017	5,521
17,700	6.875%—04/25/2018	19,777

		25,298

	MetLife Inc.
1,600	6.400%—12/15/2036	1,492
	Metropolitan Life Global Funding I
35,500	0.927%—07/13/2011[1,2]	35,524
	Monumental Global Funding Ltd.
3,400	5.500%—04/22/2013[2]	3,661
	Morgan Stanley
20,200	3.250%—12/01/2011	20,925
	Morgan Stanley Bank AG
200	9.625%—03/01/2013	229
	Morgan Stanley MTN[5]
€4,300	1.029%—03/01/2013[1]	5,318
3,000	1.161%—07/20/2012[1]	3,747
3,000	1.222%—04/13/2016[1]	3,454

		12,519

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	MUFG Capital Finance 5 Ltd.
£1,261	6.299%—01/29/2049[3]	$1,768
	National Australia Bank Ltd.
$5,100	5.350%—06/12/2013[2]	5,579
	Nationwide Building Society
9,500	6.250%—02/25/2020[2]	10,183
	Nationwide Life Global Funding I MTN[5]
43,200	5.450%—10/02/2012[2]	44,904
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2]	4,194
	Noble Group Ltd. MTN[5]
2,100	4.875%—08/05/2015[2]	2,097
	Nomura Europe Finance N.V. MTN[5]
20,100	0.684%—07/05/2011[1]	19,749
	Oracle Corporation
10,200	4.950%—04/15/2013	11,267
10,000	5.750%—04/15/2018	11,718

		22,985

	Pacific LifeCorp
2,300	6.000%—02/10/2020[2]	2,439
	Peabody Energy Corp.
1,500	7.875%—11/01/2026	1,584
	Petroleos Mexicanos
9,400	6.000%—03/05/2020[2]	10,051
20,100	8.000%—05/03/2019	24,421

		34,472

	Petroleos Mexicanos MTN[5]
17,700	5.500%—01/21/2021[2]	18,313
	Petroleum Export Ltd.
247	5.265%—06/15/2011[2]	247
	Philip Morris International Inc.
3,000	5.650%—05/16/2018	3,388
	President and Fellows of Harvard College
40,500	6.500%—01/15/2039[2]	50,642
	Pricoa Global Funding I
5,200	0.737%—09/27/2013[1,2]	4,981
	Pricoa Global Funding I MTN[5]
6,200	0.575%—01/30/2012[1,2]	6,089
	Principal Life Income Funding Trusts MTN[5]
4,100	5.300%—04/24/2013	4,445
6,400	5.550%—04/27/2015	6,986

		11,431

	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	44
	Qwest Corporation
300	7.500%—06/15/2023	302
2,400	7.625%—06/15/2015	2,652

		2,954

	Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,600	5.500%—09/30/2014	2,834
1,800	5.838%—09/30/2027[2]	1,880

		4,714

	Resona Bank Ltd.
800	5.850%—09/29/2049[2,3]	785
	Rohm and Haas Co.
2,500	6.000%—09/15/2017	2,750

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Royal Bank of Scotland Group plc MTN[5]
$5,700	7.640%—03/29/2049	$3,562
	Royal Bank of Scotland plc
22,900	0.823%—04/08/2011[1,2]	22,874
9,800	3.000%—12/09/2011[2]	10,062

		32,936

	Royal Bank of Scotland plc MTN[5]
1,300	4.875%—08/25/2014[2]	1,344
	Santander US Debt SA Unipersonal
44,600	1.333%—03/30/2012[1,2]	43,374
	Shell International Finance B.V.
3,700	5.500%—03/25/2040	4,075
	Siemens Finance N.V.
18,000	5.500%—02/16/2012[2]	19,136
	SLM Corporation MTN[5]
10,900	0.798%—01/27/2014[1]	8,962
€8,800	0.919%—12/15/2010[1]	11,319
5,300	3.125%—09/17/2012	6,334

		26,615

	State Bank of India
$8,100	4.500%—07/27/2015[2]	8,234
	State Street Capital Trust III
4,500	8.250%—01/29/2049[3]	4,570
	State Street Capital Trust IV
700	1.537%—06/15/2037[1]	489
	Sun Life Financial Global Funding LP
24,500	0.694%—07/06/2011[1,2]	24,287
	Suntrust Bank MTN[5]
€7,200	0.839%—12/20/2011[1]	8,908
	Swedbank AB MTN[5]
200	3.625%—12/02/2011	268
	Target Corporation
$7,900	5.125%—01/15/2013	8,671
	TNK-BP Finance SA
900	6.125%—03/20/2012[2]	933
	Total Capital SA
2,700	4.450%—06/24/2020	2,866
	TransCanada Pipelines Ltd.
2,400	7.625%—01/15/2039	3,107
	TransCapital Invest Ltd.
2,200	8.700%—08/07/2018[2]	2,673
	UBS AG MTN[5]
6,400	1.584%—02/23/2012[1]	6,436
3,600	5.750%—04/25/2018	3,931
3,200	5.875%—12/20/2017	3,513

		13,880

	UFJ Finance Aruba AEC
200	6.750%—07/15/2013	225
	Union Pacific Corp.
9,400	5.700%—08/15/2018	10,703
	United Airlines Inc.
2,241	10.400%—11/01/2016	2,544
	UnitedHealth Group Inc.
3,700	4.875%—02/15/2013	3,985
	US Bank Capital IX
8,900	6.189%—10/29/2049[3]	6,937

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		Vale Overseas Ltd.
	$900	6.250%—01/23/2017	$1,000
	900	6.875%—11/21/2036	997

			1,997

		Verizon Communications Inc.
	400	5.250%—04/15/2013	442
		Virginia Electric and Power Company
	600	6.350%—11/30/2037	710
		Wachovia Corporation
	1,600	5.625%—10/15/2016	1,757
		Wachovia Corporation MTN[5]
	10,200	5.750%—02/01/2018	11,441
		Waha Aerospace BV
	2,500	3.925%—07/28/2020[2]	2,514
		Wells Fargo & Co.
	135,800	7.980%—03/29/2049[3]	140,553
		Westpac Banking Corporation
	1,000	1.006%—07/16/2014[1,2]	1,006

	TOTAL CORPORATE BONDS & NOTES (Cost $1,794,220)		1,918,348

FOREIGN GOVERNMENT OBLIGATIONS—1.3%
		Brazil Notas do Tesouro Nacional Série F
R$	12	10.000%—01/01/2012	67
	240	10.000%—01/01/2017	1,259

			1,326

		Canadian Government Bond
CAD$	18,600	2.000%—12/01/2014	17,876
	2,500	4.500%—06/01/2015	2,682

			20,558

		China Development Bank Corporation
	$100	5.000%—10/15/2015	111
		Corp Nacional del Cobre de Chile
	500	6.150%—10/24/2036[2]	570
	4,000	7.500%—01/15/2019[2]	5,022

			5,592

		Export-Import Bank of China Ltd.
	600	4.875%—07/21/2015[2]	657
		Export-Import Bank of Korea
	12,300	4.125%—09/09/2015	12,827
	3,700	5.125%—06/29/2020	3,911

			16,738

		Korea Development Bank
	18,600	4.375%—08/10/2015	19,542
		Korea Housing Finance Corporation
	2,200	4.125%—12/15/2015[2]	2,280
		Societe Financement de l’Economie Francaise
	3,000	0.726%—07/16/2012[1,2]	3,008
	€5,500	2.125%—05/20/2012	7,297

			10,305

		Swedish Housing Finance Corporation
	$14,900	3.125%—03/23/2012[2]	15,447
		Mexico Government International Bond MTN[5]
	4,400	6.050%—01/11/2040	4,800

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $92,985)		97,356

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—16.6%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp.
$51	2.774%—06/01/2024[1]	$54
808	4.994%—08/01/2035[1]	853
3,959	5.500%—02/01/2038	4,268
4,045	6.000%—07/01/2016-08/01/2038	4,445

		9,620

	Federal Home Loan Mortgage Corp. REMIC[4]
11,144	0.491%—07/15/2019-08/15/2019[1]	11,084
2,533	0.641%—05/15/2036[1]	2,529
175	0.791%—11/15/2030[1]	175
3,209	Series 2003-25 Cl. KP 5.000%—04/25/2033	3,559
297	8.000%—08/15/2022	332
51	9.000%—12/15/2020	56

		17,735

	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
334	Series T-63 Cl. 1A1 1.613%—02/25/2045[1]	338
1,125	Series E3 Cl. A 3.632%—08/15/2032[3]	1,154

		1,492

	Federal Home Loan Mortgage Corp. TBA[7]
12,000	4.500%—08/12/2040-09/14/2040	12,511
58,000	6.000%—09/14/2040	62,812

		75,323

	Federal Housing Authority Project
61	7.400%—02/01/2021	61	Z
2,460	7.450%—05/01/2021	2,456	Z

		2,517

	Federal National Mortgage Association
980	1.813%—10/01/2040[1]	997
7,539	2.684%—06/01/2035[1]	7,796
3,645	2.810%—08/01/2035[1]	3,776
743	5.024%—05/01/2035[1]	793
141,812	5.500%—02/01/2023-08/01/2038	153,382
493,806	6.000%—07/01/2016-12/01/2039	537,438
479	Series 2003-W1 Cl. 1A1 6.500%—12/25/2042	532

		704,714

	Federal National Mortgage Association REMIC[4]
6,297	Series 2007-30 Cl. AF 0.639%—04/25/2037[1]	6,282
11,464	Series 2005-75 Cl. FL 0.779%—09/25/2035[1]	11,446
415	Series 2006-5 Cl. 3A2 2.845%—05/25/2035[1]	439

		18,167

	Federal National Mortgage Association TBA[7]
26,000	4.000%—10/13/2040	26,451
320,000	4.500%—08/12/2040-09/14/2040	334,588
67,000	5.500%—08/17/2025-10/30/2040	72,097
13,000	6.000%—08/17/2025-08/12/2040	14,122

		447,258

	Government National Mortgage Association II
834	2.750%—02/20/2032[1]	854
368	3.125%—12/20/2024-11/20/2029[1]	377
171	3.375%—03/20/2017-01/20/2025[1]	175

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

$521	3.625%—08/20/2022-07/20/2027[1]	$537
53	4.375%—05/20/2024[1]	55

		1,998

	Government National Mortgage Association TBA[7]
6,000	6.000%—09/21/2040	6,547

TOTAL MORTGAGE PASS-THROUGH (Cost $1,242,428)		1,285,371

MUNICIPAL BONDS—2.5%
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030	2,215
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,321
	California State
2,200	5.650%—04/01/2039	2,340
7,800	7.500%—04/01/2034	8,684
5,300	7.550%—04/01/2039	5,973
5,000	7.950%—03/01/2036	5,356

		22,353

	California State University
3,900	6.434%—11/01/2030	4,105
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,442
800	6.300%—12/01/2021	869
11,200	6.899%—12/01/2040	11,856

		15,167

	Clark County Nevada
19,000	6.350%—07/01/2029	19,558
4,200	6.820%—07/01/2045	4,481

		24,039

	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	13,699
	New York City Municipal Water Finance Authority
1,000	6.011%—06/15/2042	1,051
	New York City, NY
49,100	6.246%—06/01/2035	50,755
	North Las Vegas City, NV
24,000	6.572%—06/01/2040	24,357
	Public Power Generation Agency of Nebraska
600	7.242%—01/01/2041	623
	Illinois State
6,400	4.071%—01/01/2014	6,447
2,500	6.725%—04/01/2035	2,429
1,000	6.900%—03/01/2035	989

		9,865

	San Antonio City, TX
3,400	4.750%—05/15/2037	3,445
	University of California
15,700	6.270%—05/15/2031	16,092

TOTAL MUNICIPAL BONDS (Cost $182,803)		190,087

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

PREFERRED STOCKS—0.0%
Shares		Value (000s)

AUTOMOBILES
36,000	Motors Liquidation Company	$272

DIVERSIFIED FINANCIAL SERVICES
363,200	American International Group Inc.	2,804

TOTAL PREFERRED STOCKS (Cost $18,900)		3,076

U.S. GOVERNMENT AGENCIES—1.6%
Principal Amount (000s)
	Federal Home Loan Banks
$8,200	0.875%—08/22/2012	8,231
	Federal Home Loan Mortgage Corp
40,000	1.125%—07/27/2012	40,381
	Federal Home Loan Mortgage Corp. MTN[5]
15,600	1.000%—08/28/2012	15,699
	Federal National Mortgage Association
15,400	1.125%—07/30/2012	15,546
40,000	1.750%—05/07/2013[8]	40,914

		56,460

TOTAL U.S. GOVERNMENT AGENCIES (Cost $119,328)		120,771

U.S. GOVERNMENT OBLIGATIONS—34.0%
	U.S. Treasury Bonds
20,400	4.375%—02/15/2038-05/15/2040	21,827
1,200	5.375%—02/15/2031	1,475
44,600	8.750%—05/15/2020-08/15/2020	67,059

		90,361

	U.S. Treasury Inflation Indexed Bonds
1,209	2.000%—01/15/2026[6]	1,269
4,745	2.375%—01/15/2025[6]	5,229

		6,498

	U.S. Treasury Notes
121,900	0.625%—06/30/2012	122,129
235,100	1.000%—07/15/2013	236,331
126,200	1.125%—06/15/2013	127,404
106,300	1.375%—03/15/2013-05/15/2013	108,113
46,800	1.750%—07/31/2015	47,151
215,000	1.875%—06/30/2015	218,208
133,200	2.125%—05/31/2015	136,967
1,100	2.250%—01/31/2015	1,140
175,100	2.375%—08/31/2014-07/31/2017	178,536
114,000	2.500%—04/30/2015	119,299
363,300	2.500%—06/30/2017[8]	368,352
46,900	2.625%—07/31/2014-12/31/2014	49,443
336,400	2.750%—10/31/2013-02/15/2019	344,124
170,800	3.125%—04/30/2017-05/15/2019	179,714
19,700	3.250%—03/31/2017	20,934
6,700	3.375%—11/15/2019	6,986
119,500	3.500%—05/15/2020	125,513
133,000	3.625%—02/15/2020	141,198

		2,531,542

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,580,720)		2,628,401

SHORT-TERM INVESTMENTS—21.9%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—14.8%
$22,000	Repurchase Agreement with Barclay’s Capital dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S. Treasury Inflation Indexed Bonds (market value $22,646)[6]	$22,000
769,100	Repurchase Agreement with Greenwich Bank dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S. Treasury Bills (market value $785,153)	769,100
198,100	Repurchase Agreement with Salomon dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S. Treasury Notes (market value $200,162)	198,100
18,992	Repurchase Agreement with State Street Corp. dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by U.S. Treasury Bills (market value $19,375)	18,992
138,400	Repurchase Agreement with Toronto-Dominion Bank dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S. Treasury Bills (market value $140,857)	138,400

		1,146,592

U.S. GOVERNMENT AGENCIES—6.9%
	Federal Home Loan Mortgage Corp. Discount Notes
132,000	0.200%—08/04/2010-09/07/2010	131,979
23,300	0.240%—08/17/2010	23,298
220,000	0.250%—10/13/2010	219,888

		375,165

	Federal National Mortgage Association Discount Notes
39,400	0.180%—08/11/2010	39,398
54,000	0.220%—08/09/2010	53,997
62,000	0.230%—09/08/2010	61,985

		155,380

		530,545

U.S. TREASURY BILLS—0.2%
	U.S. Treasury Bills
110	0.153%—08/05/2010[8]	110
39	0.180%—08/26/2010[8]	39
34	0.190%—08/26/2010[8]	34
260	0.193%—12/16/2010[8]	260
17,616	0.215%—08/26/2010[8]	17,613

		18,056

TOTAL SHORT-TERM INVESTMENTS (Cost $1,695,193)		1,695,193

TOTAL INVESTMENTS—108.2% (Cost $8,144,807)		8,370,281
CASH AND OTHER ASSETS, LESS LIABILITIES—(8.2)%		(632,385)

TOTAL NET ASSETS—100.0%		$7,737,896

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures—CME 90 day (Buy)	3,186	$796,500	12/2010	$6,152
Eurodollar Futures—CME 90 day (Buy)	3,915	978,750	03/2011	3,999
Eurodollar Futures—CME 90 day (Buy)	1,385	346,250	06/2011	461
Eurodollar Futures—CME 90 day (Buy)	223	55,750	09/2011	63
U.S. Treasury Note Futures—10 year (Buy)	8,461	846,100	09/2010	27,605
U.S. Treasury Note Futures—5 year (Buy)	3,553	355,300	09/2010	5,317
U.S. Treasury Note Futures—2 year (Buy)	967	193,400	09/2010	1,138

				$44,735

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	$6,216	$6,200	08/2010	$16
Australian Dollar (Buy)	5,991	5,929	10/2010	62
Brazilian Real (Buy)	38,670	37,379	08/2010	1,291
Brazilian Real (Buy)	84,235	83,586	10/2010	649
Brazilian Real (Sell)	38,670	38,410	08/2010	(260)
British Pound Sterling (Sell)	30,288	28,564	09/2010	(1,724)
Canadian Dollar (Sell)	13,931	13,509	08/2010	(422)
Chinese Yuan (Buy)	24,198	24,376	08/2010	(178)
Chinese Yuan (Buy)	7,909	8,079	11/2010	(170)
Chinese Yuan (Buy)	21,072	21,443	04/2011	(371)
Euro Currency (Buy)	118,673	112,443	08/2010	6,230
Euro Currency (Sell)	261,015	256,694	10/2010	(4,321)
Indonesian Rupiah (Buy)	7,572	6,800	10/2010	772
Indonesian Rupiah (Buy)	1,813	1,708	11/2010	105
Indonesian Rupiah (Buy)	2,543	2,570	04/2011	(27)
Indonesian Rupiah (Buy)	6,258	6,310	07/2011	(52)
Japanese Yen (Buy)	9,365	9,299	09/2010	66
Japanese Yen (Sell)	100,733	99,140	08/2010	(1,593)
Malaysian Ringgit (Buy)	9,147	8,712	10/2010	435
Mexican Peso (Buy)	6,067	6,001	09/2010	66
Philippine Peso (Buy)	466	463	11/2010	3
Singapore Dollar (Buy)	2,043	1,977	09/2010	66
Singapore Dollar (Sell)	2,043	1,986	09/2010	(57)
South Korean Won (Buy)	1,437	1,446	08/2010	(9)
South Korean Won (Buy)	11,503	11,824	11/2010	(321)
South Korean Won (Sell)	5,862	5,639	11/2010	(223)
Taiwan Dollar (Buy)	2,920	3,000	10/2010	(80)
Taiwan Dollar (Buy)	1,285	1,299	01/2011	(14)

				$(61)

SWAP AGREEMENTS OPEN AT JULY 31, 2010

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	4.500%	06/15/2011	AUD$	56,500	$98
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	4.500	06/15/2011		4,300	(2)
UBS AG	AUD-BBR-BBSW-Bloomberg 6-Month	Pay	6.000	09/15/2012		37,800	700
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.575	01/02/2012	R$	17,500	50
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.600	01/02/2012		3,400	14
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.610	01/02/2012		3,200	13
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.835	01/02/2012		5,900	37
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.140	01/02/2012		95,100	1,067
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		206,100	1,997
UBS AG	Brazil Cetip Interbank Deposit	Pay	11.420	01/02/2012		26,000	128
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		123,300	658

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.760%	01/02/2012	R$	12,700	$78
Merrill Lynch Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2012		13,000	399
Royal Bank of Scotland plc	Brazil Cetip Interbank Deposit	Pay	12.080	01/02/2012		11,500	72
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		15,400	688
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		900	73
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2013		22,000	133
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		190,000	1,182
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910	01/02/2013		76,100	385
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		11,700	80
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		13,700	34
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		14,800	115
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		54,200	434
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285	01/02/2013		87,400	1,025
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.300	01/02/2013		91,600	923
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.480	01/02/2013		63,900	489
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.800	01/02/2013		47,800	763
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.830	01/02/2013		76,700	1,257
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		24,100	337
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.250	01/02/2014		18,000	224
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2014		3,100	48
Morgan Stanley Capital Services Inc.	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/15/2012		$263,600	2,617
Morgan Stanley Capital Services Inc.	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	06/16/2017		9,200	617
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	06/16/2017		12,500	785
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2017		53,300	2,266
JP Morgan Chase Bank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2017		62,200	2,888
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2020		41,800	1,045
Credit Suisse International	Eur-Euribor-Act 6-Month	Pay	2.000	09/15/2015		€39,000	(127)
Morgan Stanley Capital Services Inc.	Eur-Euribor-Act 6-Month	Pay	2.000	09/15/2015		3,300	(18)
Morgan Stanley Capital Services Inc.	Eur-Euribor-Act 6-Month	Pay	2.000	09/15/2015		14,600	(92)
BNP Paribas S.A.	France CPI Ex Tobacco	Pay	2.090	10/15/2010		7,200	305
Barclays Bank plc	France CPI Ex Tobacco	Pay	2.102	10/15/2010		1,000	42
UBS AG	France CPI Ex Tobacco	Pay	2.145	10/15/2010		1,300	58
Citibank, N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015	MEX$	339,000	1,365
JP Morgan Chase Bank, N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015		179,000	725
HSBC Bank USA, N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015		80,000	283
Barclays Bank plc	Mexica TIIE-Banxico	Pay	7.340	01/28/2015		608,000	2,447

Interest Rate Swaps							$28,705

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000%	09/20/2010	1.367%	$—	$(6)	$300	$6
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	1.020	09/20/2010	1.389	(1)	(5)	2,400	4
Deutsche Bank AG	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	1.070	09/20/2010	1.389	(1)	(5)	2,500	4
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.935	12/20/2010	1.389	(1)	(1)	400	—
BNP Paribas S.A.	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.940	12/20/2010	1.389	(3)	(2)	1,500	(1)
Deutsche Bank AG	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.950	12/20/2010	1.389	(1)	(1)	700	—
JP Morgan Chase Bank, N.A.	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	12/20/2010	0.949	—	—	1,900	—
Citibank, N.A.	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	1.120	12/20/2010	1.389	(1)	(1)	600	—
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.620	03/20/2011	1.389	(28)	(8)	5,700	(20)
Barclays Bank plc	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	03/20/2011	0.949	—	(11)	1,000	11

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000%	03/20/2011	0.949%	$1	$(33)	$4,200	$34
Citibank, N.A.	MetLife Inc. Senior Bond 5.000% due 06/15/2015	Sell	1.000	06/20/2011	1.828	(15)	(32)	2,000	17
Morgan Stanley Capital Services Inc.	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	06/20/2011	1.139	(2)	(6)	1,900	4
Morgan Stanley Capital Services Inc.	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	06/20/2011	1.139	(2)	(7)	2,000	5
Citibank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	5.000	06/20/2011	1.481	63	(112)	2,000	175
Citibank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	5.000	06/20/2011	1.481	63	(116)	2,000	179
HSBC Bank USA, N.A.	JP Morgan Chase & Co. Senior Bond 4.750% due 03/01/2015	Sell	1.000	09/20/2011	0.499	25	12	4,400	13
Morgan Stanley Capital Services Inc.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	09/20/2011	1.546	(31)	(86)	5,000	55
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 6.000% due 06/15/2012	Sell	1.500	09/20/2011	1.571	(1)	(3)	1,100	2
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	5.000	09/20/2011	1.546	98	101	2,500	(3)
JP Morgan Chase Bank, N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	0.730	01/20/2012	0.642	4	(2)	3,000	6
Morgan Stanley Capital Services Inc.	Republic of Panama 8.875% due 09/30/2027	Sell	0.750	01/20/2012	0.642	2	(1)	1,000	3
Citibank, N.A.	Dow Jones CDX North America High Yield Series 8-V17 35-100%	Sell	0.355	06/20/2012	0.660	(55)	(8)	9,629	(47)
Citibank, N.A.	Dow Jones CDX North America High Yield Series 8-V17 35-100%	Sell	0.360	06/20/2012	0.660	(27)	(5)	4,815	(22)
Citibank, N.A.	Dow Jones CDX North America High Yield Series 8-V17 35-100%	Sell	0.401	06/20/2012	0.660	(12)	(2)	2,407	(10)
Citibank, N.A.	Ally Financial Inc. 6.875% due 08/28/2012	Sell	3.720	09/20/2012	3.512	4	(12)	1,000	16
Barclays Bank plc	Ally Financial Inc. 6.875% due 08/28/2012	Sell	4.800	09/20/2012	3.512	57	(13)	2,200	70
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.640	12/20/2012	1.780	(149)	(4)	5,600	(145)
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 9-V4 5Y 30-100%	Sell	0.705	12/20/2012	0.117	234	(24)	16,782	258
Morgan Stanley Capital Services Inc.	Dow Jones CDX North America Investment Grade Index Series 9-V4 5Y 15-30%	Sell	0.963	12/20/2012	0.241	113	(17)	6,500	130
BNP Paribas, S.A.	UBS AG 0.886% due 04/18/2012	Sell	0.760	03/20/2013	0.790	(16)	(19)	20,470	3
Deutsche Bank AG	Berkshire Hathaway Inc. Senior Bond 4.63% due 10/15/2013	Sell	0.850	03/20/2013	1.546	(50)	(7)	2,800	(43)
Bank of America, N.A.	SLM Corporation 5.125% due 08/27/2012	Sell	4.800	03/20/2013	6.170	(115)	(21)	3,600	(94)
Citibank, N.A.	SLM Corporation 5.125% due 08/27/2012	Sell	4.850	03/20/2013	6.170	(120)	(27)	3,900	(93)
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 10-V4 5Y 30-100%	Sell	0.530	06/20/2013	0.135	43	(7)	3,858	50
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	4.900	12/20/2013	1.883	185	(21)	1,900	206

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	American International Group Inc. 6.250% due 05/01/2036	Sell	5.000%	12/20/2013	2.685%	$109	$(154)	$1,500	$263
Citibank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	3.850	03/20/2014	1.901	603	(58)	9,000	661
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2014	0.534	34	5	1,700	29
Morgan Stanley Capital Services Inc.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2014	0.513	13	2	600	11
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12 0.037%	Sell	5.000	12/20/2014	2.078	371	284	3,100	87
Citibank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2015	0.606	(54)	(57)	3,400	3
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2015	0.606	(53)	(60)	3,300	7
Barclays Bank plc	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2015	1.114	(19)	(92)	3,800	73
Citibank, N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2015	1.114	(19)	(94)	3,800	75
Deutsche Bank AG	Japan Government 2.000% due 03/21/2022	Sell	1.000	03/20/2015	0.628	24	14	1,400	10
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2015	1.114	(9)	(46)	1,800	37
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.532	76	8	3,600	68
JP Morgan Chase Bank, N.A.	Japan Government 2.000% due 03/21/2022	Sell	1.000	03/20/2015	0.628	40	23	2,400	17
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.532	154	12	7,300	142
UBS AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	1.000	03/20/2015	1.797	(93)	(54)	2,700	(39)
Barclays Bank plc	Federative Republic of Brazil 12.25% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(13)	(32)	1,900	19
Citibank, N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.781	27	39	2,600	(12)
Credit Suisse International	Federative Republic of Brazil 12.25% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(5)	(21)	700	16
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(37)	(69)	5,500	32
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(10)	(18)	1,500	8
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(9)	(39)	1,300	30
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.25% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(76)	(140)	11,400	64
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.549	468	238	21,900	230
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(11)	(20)	1,600	9
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.781	81	128	7,900	(47)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13 0.037%	Sell	5.000	06/20/2015	2.141	2,940	2,919	22,900	21
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13 0.037%	Sell	5.000	06/20/2015	2.141	39	35	300	4

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13 0.037%	Sell	5.000%	06/20/2015	2.141%	$180	$178	$1,400	$2
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13 0.037%	Sell	5.000	06/20/2015	2.141	128	134	1,000	(6)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13 0.037%	Sell	5.000	06/20/2015	2.141	847	861	6,600	(14)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13 0.037%	Sell	5.000	06/20/2015	2.141	2,067	1,963	16,100	104
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	1.540	(31)	(30)	1,200	(1)
JP Morgan Chase Bank, N.A.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	1.210	(5)	(1)	300	(4)
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2016	1.950	(24)	(32)	500	8
JP Morgan Chase Bank, N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.250	01/20/2017	1.152	3	(1)	500	4
Credit Suisse International	Republic of Panama 8.875% due 09/30/2027	Sell	1.200	02/20/2017	1.156	2	(6)	900	8
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.412	(310)	(309)	9,000	(1)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.412	(379)	(356)	11,000	(23)

Credit Default Swaps									$2,668

Total Swaps									$31,373

WRITTEN OPTIONS OPEN AT JULY 31, 2010

Description	Number of Shares/Contracts	Strike Index/Price/Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option 10 year (Put)	(5,100,000)	215.95	[y]	03/10/2020	$(59)
Inflation-Linked Swap Option 10 year (Put)	(14,100,000)	215.95	[y]	03/12/2020	(174)
Inflation-Linked Swap Option 10 year (Put)	(33,900,000)	216.69	[y]	04/07/2020	(423)
Credit Default Option 5 year (Call)	(5,000,000)	0.80%		09/15/2010	(3)
Credit Default Option 5 year (Call)	(5,000,000)	1.50		09/15/2010	(7)
Interest Rate Swap Option 10 year (Call)	(152,000,000)	3.25		08/31/2010	(4,555)
Interest Rate Swap Option 10 year (Call)	(151,600,000)	3.25		08/31/2010	(4,543)
Interest Rate Swap Option 10 year (Call)	(63,000,000)	3.25		08/31/2010	(1,888)
Interest Rate Swap Option 10 year (Call)	(9,400,000)	3.25		08/31/2010	(282)
Interest Rate Swap Option 10 year (Call)	(81,800,000)	3.50		08/31/2010	(4,174)
Interest Rate Swap Option 10 year (Call)	(75,000,000)	3.50		08/31/2010	(3,827)
Interest Rate Swap Option 10 year (Call)	(5,000,000)	3.50		08/31/2010	(255)
Interest Rate Swap Option 10 year (Call)	(52,900,000)	3.25		10/29/2010	(1,593)
Interest Rate Swap Option 10 year (Call)	(13,400,000)	3.25		10/29/2010	(404)
Interest Rate Swap Option 3 year (Put)	(164,600,000)	3.00		06/18/2012	(1,520)
Interest Rate Swap Option 3 year (Put)	(103,700,000)	3.00		06/18/2012	(960)
Interest Rate Swap Option 3 year (Put)	(91,200,000)	3.00		06/18/2012	(844)
Interest Rate Swap Option 3 year (Put)	(77,800,000)	3.00		06/18/2012	(720)
Interest Rate Swap Option 3 year (Put)	(51,500,000)	3.00		06/18/2012	(5)
Interest Rate Swap Option 5 year (Put)	(35,000,000)	5.50		08/31/2010	—
Interest Rate Swap Option 5 year (Put)	(26,000,000)	5.50		08/31/2010	—
Interest Rate Swap Option 5 year (Put)	(16,000,000)	5.50		08/31/2010	—
Interest Rate Swap Option 5 year (Put)	(160,000,000)	4.00		12/01/2010	(8)
Interest Rate Swap Option 5 year (Put)	(29,400,000)	4.00		12/01/2010	(1)
Interest Rate Swap Option 5 year (Put)	(63,400,000)	3.25		07/16/2012	(1,368)
Interest Rate Swap Option 5 year (Put)	(21,100,000)	3.25		07/16/2012	(455)
Interest Rate Swap Option 7 year (Put)	(244,100,000)	6.00		08/31/2010	—
Interest Rate Swap Option 7 year (Put)	(51,300,000)	6.00		08/31/2010	—

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

Description	Number of Shares/Contracts	Strike Index/Price/Rate	Expiration Date	Value (000s)
Interest Rate Swap Option 7 year (Put)	(22,700,000)	6.00%	08/31/2010	$—
Interest Rate Swap Option 7 year (Put)	(3,000,000)	6.00	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(105,500,000)	4.50	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(81,800,000)	4.50	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(75,000,000)	4.50	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(46,900,000)	4.50	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(5,000,000)	4.50	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(89,000,000)	4.75	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(63,000,000)	4.75	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(46,500,000)	4.75	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(9,400,000)	4.75	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(95,500,000)	6.00	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(22,500,000)	6.00	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(12,000,000)	6.00	08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(52,900,000)	5.00	10/29/2010	—
Interest Rate Swap Option 10 year (Put)	(13,400,000)	5.00	10/29/2010	—
Interest Rate Swap Option 10 year (Put)	(42,100,000)	4.00	06/13/2011	(485)
Interest Rate Swap Option 10 year (Put)	(24,000,000)	4.00	06/13/2011	(277)
Interest Rate Swap Option 10 year (Put)	(11,300,000)	4.00	06/13/2011	(130)
Interest Rate Swap Option 10 year (Put)	(35,100,000)	10.00	07/10/2012	(10)
U.S. Treasury Notes-10 year Future (Call)	(88)	$120.00	08/27/2010	(338)
U.S. Treasury Notes-10 year Future (Call)	(108)	122.00	08/27/2010	(216)
U.S. Treasury Notes-10 year Future (Call)	(141)	124.50	08/27/2010	(75)
U.S. Treasury Notes-10 year Future (Put)	(198)	114.00	08/27/2010	(3)
U.S. Treasury Notes-10 year Future (Put)	(108)	117.00	08/27/2010	(2)
U.S. Treasury Notes-10 year Future (Put)	(274)	120.00	08/27/2010	(9)

Written options outstanding, at value (premiums received of $21,424)				$(29,613)

INVESTMENT SOLD SHORT AT JULY 31, 2010

Par Value (000s)	Security	Value (000s)
$(15,000)	Federal National Mortgage Association TBA (proceeds $16,342)	$(16,296)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$105,645	$1,891	$107,536
Bank Loan Obligations	—	7,318	—	7,318
Collateralized Mortgage Obligations	—	282,044	—	282,044
Convertible Bonds	—	34,780	—	34,780
Corporate Bond & Notes	—	1,918,348	—	1,918,348
Foreign Government Obligations	—	97,356	—	97,356
Mortgage Pass-Through	—	1,282,854	2,517	1,285,371
Municipal Bonds	—	190,087	—	190,087
Preferred Stocks	3,076	—	—	3,076
U.S. Government Agencies	—	120,771	—	120,771
U.S. Government Obligations	—	2,628,401	—	2,628,401
Short-Term Investments
Repurchase Agreements	—	1,146,592	—	1,146,592
U.S. Government Agencies	—	530,545	—	530,545
U.S. Treasury Bills	—	18,056	—	18,056

Total Investments in Securities	$3,076	$8,362,797	$4,408	$8,370,281

Investments in Other Financial Instruments
Forward Currency Contracts	—	(61)	—	(61)
Futures Contracts	44,735	—	—	44,735
Options-Written	(643)	(28,970)	—	(29,613)
Securities Sold Short	—	(16,296)	—	(16,296)
Swap Agreements	—	31,373	—	31,373

Total Investments in Other Financial Instruments	$44,092	$(13,954)	$—	$30,138

Total Investments	$47,168	$8,348,843	$4,408	$8,400,419

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31, 2010.

Valuation Description	Beginning Balance at 11/01/2009 (000s)	Net Purchases/ (Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/(Out) of Level 3 (000s)	Ending Balance as of 07/31/2010[w] (000s)
Corporate Bonds & Notes	$18,904	$(18,216)	$1,760	$(1)	$(681)	$2,642	$4,408
Swap Agreements	1,050	—	—	302	(172)	(1,180)	—

Total	$19,954	$(18,216)	$1,760	$301	$(853)	$1,462	$4,408

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$3,293	$(635)
Foreign Exchange Contracts	9,761	(9,822)
Interest Rate Contracts	73,679	(29,842)

Total	$86,733	$(40,299)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2010, these securities were valued at $772,883 or 10% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2010.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2010. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 to the Portfolio of Investments).

8	At July 31, 2010, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $427,322 or 6% of net assets.

9	Floating rate security has a zero coupon rate currently.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

w	The net unrealized appreciation/(depreciation) as of July 31, 2010 is $(39).

y	Amount represents index value.

z	Fair valued in accordance with Harbor Funds’ Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of –15.2%)

ASSET-BACKED SECURITIES—1.9%
Principal Amount (000s)		Value (000s)

	Ally Auto Receivables Trust Series 2009-A Cl. A2
$1,029	1.320%—03/15/2012[1]	$1,031
	American Money Management Corporation Series 2005-5A Cl. A1A
300	0.774%—08/08/2017[1,2]	286	[z]
	Ares Clo Funds Series 2006-6RA Cl. A1B
495	0.764%—03/12/2018[1,2]	474	[z]
	Chase Issuance Trust Series 2007-A1 Cl. A1
800	0.361%—03/15/2013[2]	800
	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Cl. A3
136	0.379%—11/25/2036[2]	134
	Race Point CLO Series 2A Cl. A1
1,692	0.986%—05/15/2015[1,2]	1,631	[z]
	SLM Student Loan Trust Series 2010-B Cl. A1
700	2.253%—08/15/2016[1]	699	[z]
	Wells Fargo Home Equity Trust Series 2005-4 Cl. AI2
28	0.579%—12/25/2035[1,2]	28

TOTAL ASSET-BACKED SECURITIES (Cost $5,062)		5,083

BANK LOAN OBLIGATIONS—0.4%
(Cost $981)
1,000	International Lease Finance Corporation Term Loan 6.750%—03/17/2015[2]	1,009

COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
	Arkle Master Issuer plc Series 2010-1A Cl. 2A
700	1.535%—05/17/2060[1,2]	694
	Bear Stearns Adjustable Rate Mortgage Trust
12	Series 2005-5 Cl. A1 2.340%—08/25/2035[2]	12
21	Series 2005-5 Cl. A2 2.560%—08/25/2035[2]	19
21	Series 2005-2 Cl. A1 2.760%—03/25/2035[2]	19
7	Series 2005-2 Cl. A2 2.934%—03/25/2035[2]	6

		56

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Citigroup Mortgage Loan Trust Inc. Series 2005-12 Cl. 2A1
$630	1.129%—08/25/2035[1,2]	$437
	Commercial Mortgage Pass Through Certificates Series 2001-JF1A Cl. A2F
687	0.841%—02/16/2034[1,2]	680
	Countrywide Home Loan Mortgage Pass Through Trust Series 2004-HYB5 Cl. 2A1
157	3.461%—04/20/2035[3]	148
	Granite Master Issuer plc Series 2006-3 Cl. A3
258	0.378%—12/20/2054[2]	241
	Residential Accredit Loans Inc. Series 2006-QO6 Cl. A1
183	0.509%—06/25/2046[2]	70
	Residential Asset Securitization Trust Series 2006-R1 Cl. A2
123	0.729%—01/25/2046[2]	56
	Structured Asset Mortgage Investments Inc. Series 2006-AR5 Cl. 1A1
107	0.539%—05/25/2046[2]	56
	Washington Mutual Mortgage Pass Through Certificates Series 2003-AR9 Cl. 2A
80	2.883%—09/25/2033[2]	80

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,755)		2,518

CORPORATE BONDS & NOTES—17.1%
	Allstate Life Global Funding Trusts MTN[4]
300	5.375%—04/30/2013	330
	Ally Financial Inc.
1,900	7.250%—03/02/2011	1,928
	American Express Bank FSB
500	0.451%—05/29/2012[2]	494
600	0.493%—06/12/2012[2]	593

		1,087

	American Express Credit Corporation MTN[4]
600	0.501%—06/16/2011[2]	599
140	7.300%—08/20/2013	161

		760

	Banco Santander Chile
400	1.771%—04/20/2012[1,2]	400
	Bank of America Corp. MTN[4]
£600	0.830%—06/11/2012	903
	Bank of Nova Scotia
$200	3.400%—01/22/2015	211
	BNP Paribas MTN4
300	2.125%—12/21/2012	303
	Citigroup Funding Inc. MTN[4]
1,500	5.700%—06/30/2011	1,555
	Citigroup Inc.
$1,000	0.535%—05/18/2011[2]	996
700	6.125%—05/15/2018	750

		1,746

	Commonwealth Bank of Australia
3,000	0.819%—09/17/2014[1,2]	2,992
	Dexia Credit Local SA NY
6,500	0.938%—03/05/2013[1,2]	6,509

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	DISH DBS Corp.
$1,000	6.375%—10/01/2011	$1,037
	FCE Bank plc MTN[4]
€1,800	7.125%—01/16/2012	2,419
	Ford Motor Credit Co. LLC
$100	7.800%—06/01/2012	105
	GATX Financial Corp.
1,000	5.800%—03/01/2016	1,074
	Goldman Sachs Group Inc. MTN[4]
€1,000	1.246%—01/30/2017	1,144
	HBOS plc MTN[4]
$300	6.750%—05/21/2018[1]	289
	HCA Inc.
900	7.250%—09/15/2020	956
	HSBC Finance Corp. MTN[4]
1,800	2.021%—10/20/2010	1,801
	ING Bank N.V.
1,800	1.157%—01/13/2012[1,2]	1,810
	JP Morgan Chase & Co. MTN[4]
€1,400	1.210%—10/12/2015[2]	1,647
	LeasePlan Corporation N.V.
$200	3.000%—05/07/2012[1]	206
	Lehman Brothers Holdings Inc. MTN[4]
100	6.875%—05/02/2018*	22
	Merrill Lynch & Co. Inc. MTN[4]
2,900	0.698%—07/25/2011[2]	2,892
1,500	0.768%—06/05/2012[2]	1,475

		4,367

	Metropolitan Life Global Funding I
200	1.664%—09/17/2012[1,2]	201
300	2.437%—06/10/2011[1,2]	304

		505

	Metropolitan Life Global Funding I MTN[4]
100	5.125%—04/10/2013[1]	109
	Morgan Stanley MTN[4]
€200	1.029%—03/01/2013[2]	247
	New Albertsons Inc.
$800	7.500%—02/15/2011	820
	New York Life Global Funding
200	4.650%—05/09/2013[1]	217
	Petroleos Mexicanos MTN[4]
200	5.500%—01/21/2021[1]	207
	Pricoa Global Funding I MTN[4]
500	0.575%—01/30/2012[1,2]	491
	Pulte Homes Inc.
700	7.875%—08/01/2011	722
	Royal Bank of Scotland plc
300	3.000%—12/09/2011[1]	308
700	4.875%—03/16/2015	724

		1,032

	SLM Corp. MTN[4]
740	4.271%—05/03/2019[3]	487
€1,100	4.750%—03/17/2014	1,273

		1,760

	Sprint Capital Corp.
$1,000	7.625%—01/30/2011	1,027
	Starwood Hotels & Resorts Worldwide Inc.
1,000	6.250%—02/15/2013	1,052

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		UBS AG MTN[4]
	$1,700	1.584%—02/23/2012[2]	$1,709

	TOTAL CORPORATE BONDS & NOTES (Cost $45,506)		45,499

FOREIGN GOVERNMENT OBLIGATIONS—0.9%
	(Cost $2,273)
		Australia Government Bond
AUD$	2,400	3.000%—09/20/2025[5]	2,302

MORTGAGE PASS-THROUGH—1.4%
		Federal Home Loan Mortgage Corp. REMIC[6]
	$10	5.500%—05/15/2016	10
		Federal National Mortgage Association REMIC[6]
	1,465	0.679%—07/25/2037[2]	1,464
	1,392	0.709%—07/25/2037[2]	1,391
	922	0.769%—05/25/2036[2]	924

			3,779

	TOTAL MORTGAGE PASS-THROUGH (Cost $3,737)		3,789

U.S. GOVERNMENT OBLIGATIONS—92.6%
		U.S. Treasury Inflation Indexed Bonds
	5,264	0.625%—04/15/2013[5]	5,389
	11,443	1.250%—04/15/2014[5,7]	11,987
	6,303	1.250%—07/15/2020[5]	6,381
	14,432	1.375%—07/15/2018-01/15/2020[5]	14,858
	16,620	1.625%—01/15/2015-01/15/2018[5]	17,606
	656	1.750%—01/15/2028[5]	659
	26,202	1.875%—07/15/2013-07/15/2015[5]	28,046
	11,853	1.875%—07/15/2019[5,7]	12,745
	32,418	2.000%—04/15/2012-01/15/2026[5]	34,584
	11,859	2.125%—01/15/2019-02/15/2040[5]	12,849
	14,730	2.375%—04/15/2011-01/15/2027[5]	16,001
	16,746	2.375%—01/15/2025[5,7]	18,452
	15,160	2.500%—07/15/2016-01/15/2029[5]	16,950
	2,316	2.625%—07/15/2017[5]	2,619
	9,465	3.000%—07/15/2012[5]	10,075
	2,458	3.375%—04/15/2032[5]	3,153
	251	3.500%—01/15/2011[5]	254
	5,531	3.625%—04/15/2028[5]	7,080
	12,806	3.875%—04/15/2029[5]	17,031

			236,719

		U.S. Treasury Notes
	4,000	3.125%—05/15/2019	4,122
	3,400	3.375%—11/15/2019	3,545
	1,200	3.500%—05/15/2020	1,260
	1,200	3.625%—08/15/2019	1,279

			10,206

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $240,939)		246,925

SHORT-TERM INVESTMENTS—2.3%
	REPURCHASE AGREEMENTS
	5,100	Repurchase Agreement with Barclay’s Capital dated July 30, 2010 due August 2, 2010 at 0.220% collateralized by U.S. Treasury Inflation Indexed Bonds (market value $5,202)[5]	5,100

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—Continued
$1,067	Repurchase Agreement with State Street Corp. dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by Federal National Mortgage Association (market value $1,091)	$1,067

TOTAL SHORT-TERM INVESTMENTS (Cost $6,167)		6,167

TOTAL INVESTMENTS—117.5% (Cost $307,420)		313,292
CASH AND OTHER ASSETS, LESS LIABILITIES—(17.5)%		(46,773)

TOTAL NET ASSETS—100.0%		$266,519

FUTURES CONTRACTS OPEN AT JULY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	12	€3,000	12/2010	$10
Eurodollar Futures-CME 90-day (Buy)	7	$1,750	09/2010	3
Eurodollar Futures-CME 90-day (Buy)	32	8,000	03/2011	13
Eurodollar Futures-CME 90-day (Buy)	62	15,500	06/2011	81
U.S. Treasury Note Futures-10 year (Buy)	54	5,400	09/2010	173

				$280

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2010

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	$1,108	$1,108	10/2010	$—
British Pound Sterling (Sell)	1,668	1,573	09/2010	(95)
Canadian Dollar (Buy)	1,566	1,556	08/2010	10
Canadian Dollar (Sell)	1,460	1,411	08/2010	(49)
Chinese Yuan (Buy)	360	368	11/2010	(8)
Chinese Yuan (Buy)	918	930	01/2011	(12)
Euro Currency (Buy)	2,038	2,017	08/2010	21
Euro Currency (Sell)	9,474	8,975	08/2010	(499)
Japanese Yen (Sell)	2,135	2,094	08/2010	(41)
Malaysian Ringgit (Buy)	4	4	10/2010	—
Malaysian Ringgit (Sell)	4	4	10/2010	—
Mexican Peso (Buy)	1,794	1,772	09/2010	22
Mexican Peso (Sell)	1,794	1,840	09/2010	46
Philippine Peso (Buy)	1	1	11/2010	—
Philippine Peso (Sell)	1	1	11/2010	—
South Korean Won (Buy)	80	81	08/2010	(1)
South Korean Won (Buy)	1,631	1,649	11/2010	(18)
South Korean Won (Sell)	96	100	11/2010	4

				$(620)

SWAP AGREEMENTS OPEN AT JULY 31, 2010

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	10.115%	01/02/2012	R$	100	$(2)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.680	01/02/2012		1,000	4

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360%	01/02/2012	R$	2,100	18
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		6,000	80
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		2,700	16
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		2,100	28
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		400	19
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		500	41
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		7,600	45
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		1,100	9
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		1,100	15
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		2,100	16
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285	01/02/2013		1,000	11
JP Morgan Chase Bank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	06/16/2015		$1,400	77
Barclays Bank plc	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2020		1,400	53
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2020		1,050	14
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Pay	4.000	12/15/2020		2,050	56
JP Morgan Chase Bank, N.A.	France CPI Ex Tobacco	Pay	2.261	07/14/2011		€400	24

Interest Rate Swaps							$524

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	ING Verzekeringen N.V. Senior Bond 4.000% due 09/18/2013	Sell	1.400%	06/20/2011	1.545%	$(1)	$(1)	€500	$—
Deutsche Bank AG	New Albertson’s Inc. Senior Bond 7.250% due 05/01/2013	Buy	1.000	03/20/2011	2.766	9	9	$800	—
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2011	1.367	(5)	(18)	2,000	13
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2011	1.367	(2)	(7)	1,000	5
Deutsche Bank AG	PulteGroup Inc. Senior Bond 5.250% due 01/15/2014	Buy	1.000	09/20/2011	1.683	5	3	700	2
Deutsche Bank AG	Petróleo Brasileiro SA 8.375% due 12/10/2018	Sell	1.000	09/20/2012	1.347	(1)	(2)	100	1
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. Senior Bond 6.750% due 05/15/2018	Buy	1.000	03/20/2013	1.229	7	20	1,100	(13)
Citibank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	0.622	(5)	(7)	300	2
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	0.622	(7)	(13)	400	6
JP Morgan Chase Bank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	0.622	(9)	(18)	500	9
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(3)	(5)	500	2
Barclays Bank plc	Federative Republic of Brazil 12.25% due 03/06/2030	Sell	1.000	06/20/2015	1.143	(3)	(10)	500	7
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.549	21	3	1,000	18
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2015	1.304	(7)	(13)	500	6
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.549	11	4	500	7

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000%	06/20/2015	0.549%	$11	$6	$500	$5
Citibank, N.A.	GATX Corporation 5.800% due 03/01/2016	Buy	1.070	03/20/2016	2.103	52	1	1,000	51
Deutsche Bank AG	Federative Republic of Brazil 12.25% due 03/06/2030	Sell	1.000	06/20/2020	1.412	(24)	(24)	700	—

Credit Default Swaps									$121

Total Swaps									$645

WRITTEN OPTIONS OPEN AT JULY 31, 2010

Description	Number of Shares/Contracts	Strike Index/Price/ Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option 10 year (Call)	(1,000,000)	215.97	[y]	12/04/2010	$—
Inflation-Linked Swap Option 10 year (Put)	(1,000,000)	215.97	[y]	12/14/2010	—
Inflation-Linked Swap Option 10 year (Put)	(2,000,000)	215.95	[y]	03/12/2020	(25)
Inflation-Linked Swap Option 10 year (Put)	(3,600,000)	216.69	[y]	04/07/2020	(45)
Interest Rate Swap Option 10 year (Call)	(6,900,000)	3.25%		08/31/2010	(206)
Interest Rate Swap Option 10 year (Call)	(3,000,000)	3.25		08/31/2010	(90)
Interest Rate Swap Option 10 year (Call)	(1,100,000)	3.25		08/31/2010	(33)
Interest Rate Swap Option 10 year (Call)	(2,600,000)	3.50		08/31/2010	(133)
Interest Rate Swap Option 10 year (Call)	(1,500,000)	3.50		08/31/2010	(77)
Interest Rate Swap Option 3 year (Put)	(2,000,000)	6.00		08/31/2010	—
Interest Rate Swap Option 3 year (Put)	(4,900,000)	3.00		06/18/2012	(45)
Interest Rate Swap Option 3 year (Put)	(3,400,000)	3.00		06/18/2012	(31)
Interest Rate Swap Option 3 year (Put)	(2,900,000)	3.00		06/18/2012	(27)
Interest Rate Swap Option 3 year (Put)	(2,000,000)	3.00		06/18/2012	(19)
Interest Rate Swap Option 3 year (Put)	(500,000)	3.00		06/18/2012	—
Interest Rate Swap Option 5 year (Put)	(2,000,000)	5.50		08/31/2010	—
Interest Rate Swap Option 7 year (Put)	(3,900,000)	6.00		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(3,500,000)	4.50		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(2,600,000)	4.50		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(1,500,000)	4.50		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(3,400,000)	4.75		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(3,000,000)	4.75		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(1,100,000)	4.75		08/31/2010	—
Interest Rate Swap Option 10 year (Put)	(700,000)	10.00		07/10/2012	—
Interest Rate Swap Option 10 year (Put)	(400,000)	10.00		07/10/2012	—
U.S. Treasury Notes-10 year Future (Call)	(1)	$120.00		08/27/2010	(4)
U.S. Treasury Notes-10 year Future (Put)	(1)	114.00		08/27/2010	—

Written options outstanding, at value (premiums received of $454)					$(735)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2010 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$1,993	$3,090	$5,083
Bank Loan Obligations	—	1,009	—	1,009
Collateralized Mortgage Obligations	—	2,518	—	2,518
Corporate Bond & Notes	—	45,499	—	45,499
Foreign Government Obligations	—	2,302	—	2,302
Mortgage Pass-Through	—	3,789	—	3,789
U.S. Government Obligations	—	246,925	—	246,925
Short-Term Investments
Repurchase Agreements	—	6,167	—	6,167

Total Investments in Securities	$—	$310,202	$3,090	$313,292

Investments in Other Financial Instruments
Forward Currency Contracts	—	(620)	—	(620)
Futures Contracts	270	10	—	280
Options-Written	(4)	(731)	—	(735)
Swap Agreements	—	645	—	645

Total Investments in Other Financial Instruments	$266	$(696)	$—	$(430)

Total Investments	$266	$309,506	$3,090	$312,862

The following is a reconciliation of the Fund’s Level 3 investment during the period ended July 31, 2010.

Valuation Description	Beginning Balance at 11/01/2009 (000s)	Net Purchases/ (Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/(Out) of Level 3 (000s)	Ending Balance as of 07/31/2010[w] (000s)
Corporate Bonds & Notes	$—	$3,045	$12	$21	$12	$—	$3,090
Swap Agreements	18	—	—	—	23	(41)	—

Total	$18	$3,045	$12	$21	$35	$(41)	$3,090

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$134	$(13)
Foreign Exchange Contracts	103	(723)
Interest Rate Contracts	806	(737)

Total	$1,043	$(1,473)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2010, these securities were valued at $20,003 or 8% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

3	Variable rate security. The stated rate represents the rate in effect at July 31, 2010.

4	MTN after the name of a security stands for Medium Term Note.

5	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	At July 31, 2010, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $43,184 or 16% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identifìed as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defìned under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profìt) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

w	The net unrealized appreciation/depreciation for July 31, 2010 is $12.

y	Amount represents index value.

z	Fair valued in accordance with Harbor Funds’ Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 3.5%)

ASSET-BACKED SECURITIES—10.2%
Principal Amount (000s)		Value (000s)

	American Express Credit Account Master Trust
	Series 2007-1 Cl. A
$750	0.361%—09/15/2014[1]	$748
	Capital One Multi-Asset Execution Trust
	Series 2004-A8 Cl. A8
500	0.471%—08/15/2014[1]	499
	Chase Issuance Trust
	Series 2005-7 NT Cl. A7
607	4.550%—03/15/2013	618
	Contimortgage Home Equity Trust
	Series 1996-4 Cl. A10
859	0.821%—01/15/2028[1]	343
	Honda Auto Receivables Owner Trust
	Series 2009-2 Cl. A3
200	2.790%—01/15/2013	204
	Residential Asset Securities Corp.
1,000	Series 2005-KS10 Cl. M2 0.769%—11/25/2035[1]	269
899	Series 2004-KS4 Cl. A2B3 1.089%—05/25/2034[1]	467

		736

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
121	0.579%—06/25/2028[1]	49
	SLM Student Loan Trust
	Series 2010-1 Cl. A
486	0.729%—03/25/2025	486
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
590	1.129%—10/25/2035[1]	341

TOTAL ASSET-BACKED SECURITIES (Cost $6,026)		4,024

COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-20 Cl. 1A1
672	2.709%—01/25/2035[2]	501
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
412	2.139%—02/25/2032[1]	348

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,089)		849

CORPORATE BONDS & NOTES—10.4%
	Boeing Capital Corporation
500	6.100%—03/01/2011	515

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Cellco Partnership / Verizon Wireless Capital LLC
$500	3.750%—05/20/2011	$512
	Cisco Systems Inc.
500	5.250%—02/22/2011	513
	France Télécom SA
500	7.750%—03/01/2011	520
	Hewlett-Packard Co.
500	2.250%—05/27/2011	507
	New Cingular Wireless Services Inc.
500	7.875%—03/01/2011	521
	Norfolk Southern Corporation
500	6.750%—02/15/2011	514
	Wachovia Corp.
500	0.688%—03/01/2012[1]	497

TOTAL CORPORATE BONDS & NOTES (Cost $4,100)		4,099

MORTGAGE PASS-THROUGH—26.7%
	Federal Home Loan Mortgage Corp.
5,000	4.750%—01/18/2011	5,105
	Federal Home Loan Mortgage Corp. REMIC[3]
1,113	0.891%—02/15/2025[1]	1,113
600	4.375%—04/15/2015	614

		1,727

	Federal National Mortgage Association
2,000	1.000%—11/23/2011	2,016
	Federal National Mortgage Association REMIC[3]
564	Series 1997-68 FC 0.875%—05/18/2027[1]	567
526	Series 1993-9 FB 1.744%—01/25/2023[1]	537

		1,104

	Government National Mortgage Association
	Series 1999-37 Cl. FJ
618	0.891%—10/16/2029[1]	621

TOTAL MORTGAGE PASS-THROUGH (Cost $10,476)		10,573

U.S. GOVERNMENT OBLIGATIONS—47.1%
	U.S. Treasury Notes
2,000	0.625%—06/30/2012	2,004
13,300	1.125%—01/15/2012	13,439
3,000	3.125%—08/31/2013	3,208

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $18,395)		18,651

SHORT-TERM INVESTMENTS—2.7%
REPURCHASE AGREEMENTS—0.7%
279	Repurchase Agreement with State Street Corp. dated July 30, 2010 due August 2, 2010 at 0.010% collateralized by U.S. Treasury Bills (market value $289)	279

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

U.S. GOVERNMENT AGENCIES—2.0%
	Federal Home Loan Bank Discount Notes
$800	0.129%—08/25/2010	$800

TOTAL SHORT-TERM INVESTMENTS (Cost $1,079)		1,079

TOTAL INVESTMENTS—99.2% (Cost $41,165)		39,275
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		301

TOTAL NET ASSETS—100.0%		$39,576

FUTURES CONTRACTS OPEN AT JULY 31, 2010

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures-2 year (Buy)	30	$6,000	09/2010	$26

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts valued at $26 are classified as Level 1. All other holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Interest Rate Contracts	$26	$—

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

2	Variable rate security. The stated rate represents the rate in effect at July 31, 2010.

3	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.0%)

U.S. GOVERNMENT AGENCIES—84.6%

Principal Amount (000s)		Value (000s)

	Federal Farm Credit Bank
$5,000	0.327%—12/27/2010[1]	$5,000

	Federal Home Loan Bank Discount Notes
10,500	0.175%—08/13/2010-08/18/2010	10,499
8,700	0.177%—08/11/2010	8,699
8,000	0.180%—08/04/2010	8,000
4,200	0.185%—09/24/2010	4,199

		31,397

	Federal Home Loan Mortgage Corp. Discount Notes
2,400	0.170%—08/04/2010	2,400
3,800	0.181%—08/18/2010	3,800
11,500	0.219%—08/09/2010	11,499
1,176	0.220%—08/17/2010	1,176
5,800	0.240%—09/23/2010	5,798
3,000	0.330%—11/22/2010	2,997
4,000	0.464%—08/24/2010[1]	4,000

		31,670

	Federal National Mortgage Association Discount Notes
2,000	0.170%—08/23/2010	2,000
9,012	0.180%—08/09/2010-08/25/2010	9,011

U.S. GOVERNMENT AGENCIES—Continued

Principal Amount (000s)		Value (000s)

$5,900	0.185%—08/18/2010	$5,899
3,900	0.210%—08/16/2010	3,900
15,302	0.229%—10/06/2010	15,296
1,795	0.230%—10/06/2010	1,794
6,556	0.234%—11/01/2010	6,552
5,000	0.265%—09/22/2010	4,998
5,000	0.270%—10/18/2010	4,997
1,500	0.320%—10/25/2010	1,499

		55,946

TOTAL U.S. GOVERNMENT AGENCIES (Cost $124,013)		124,013

U.S. GOVERNMENT OBLIGATIONS—15.4%
	U.S. Treasury Bills
6,000	0.086%—08/12/2010	6,000
16,500	0.117%—08/05/2010	16,500

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $22,500)		22,500

TOTAL INVESTMENTS—100.0% (Cost $146,513)[2]		146,513
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		41

TOTAL NET ASSETS—100.0%		$146,554

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2010.

2	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2010 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds of the Trust may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except in the case of Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities, are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act and the Fund’s Rule 2a-7 procedures.

Fair Value Measurements

Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments.

See the Portfolio of Investments for each Fund for open futures contracts held as of July 31, 2010, if any.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Each Fund’s maximum risk from counterparty credit risk of loss is also limited to the premium paid for the contract.

Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts or swap agreements are valued based on the settlement price for the underlying futures contract or swap agreement. If an option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, a Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
See the Portfolio of Investments for each Fund for written options open as of July 31, 2010, if any.

Swap Agreements

Each Fund, except Harbor Money Market Fund, may invest in swap agreements to help manage interest rate risk or credit risk that a Fund is subject to in the normal course of pursuing its investment objectives. Each Fund, except Harbor Money Market Fund, may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. Swaps are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. When evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, swaps are priced at their fair value determined by the Valuation Committee pursuant to procedures adopted by the Board of Trustees. In those instances, the procedures provide that swaps would be valued using prices supplied by the Fund’s subadviser using its own internal valuation models that are based upon correlations and relationships between swap price movements and other factors, such as changes in swap curves and interest rates, which are recognized by institutional traders.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Each Fund, except Harbor Money Market Fund, may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value of credit default swaps outstanding at July 31, 2010 for the Harbor Bond Fund and Harbor Real Return Fund is $310,961 and $9,152, respectively. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A Fund will only enter into swap agreements with counterparties to such transactions that meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

See the Portfolio of Investments for swap agreements outstanding at July 31, 2010, if any.

Loan Participations and Assignments

Each Fund, except the Harbor Money Market Fund, may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Each Fund, except Harbor Money Market Fund, may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

At the end of the period, July 31, 2010, the Harbor High-Yield Bond Fund had $0 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund also may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund, except Harbor Money Market Fund, may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, such Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding.

See the Portfolio of Investments for each Fund for outstanding forward commitments or when-issued securities as of July 31, 2010, if any.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates a Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain in a segregated account or set aside in such Fund’s records, cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

See the Portfolio of Investments for each Fund for outstanding short sales as of July 31, 2010, if any.

Foreign Forward Currency Contracts

Each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Funds believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

See the Portfolio of Investments for each Fund for outstanding foreign forward currency contracts as of July 31, 2010, if any.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2010 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor High-Yield Bond Fund	$1,060,456	$63,603	$(1,142)	$62,461
Harbor Bond Fund	8,144,807	283,544	(58,070)	225,474
Harbor Real Return Fund*	307,420	6,772	(900)	5,872
Harbor Short Duration Fund*	41,165	366	(2,256)	(1,890)
Harbor Money Market Fund	146,513	—	—	—

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2010	FD.NQ.FIF.0710

Quarterly Schedule of Portfolio Holdings

July 31, 2010

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—20.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—13.0%
14,362	Harbor Capital Appreciation Fund	$449
28,661	Harbor Mid Cap Growth Fund	204
15,337	Harbor Small Cap Growth Fund	164
99,164	Harbor Large Cap Value Fund	673
30,463	Harbor Mid Cap Value Fund	306
7,269	Harbor Small Cap Value Fund	122
16,683	Harbor Small Company Value Fund	123

		2,041

HARBOR INTERNATIONAL EQUITY FUNDS—7.0%
14,453	Harbor International Fund	769
30,927	Harbor International Growth Fund	330

		1,099

TOTAL HARBOR EQUITY FUNDS (Cost $2,768)		3,140

HARBOR FIXED INCOME FUNDS—75.0%

Shares		Value (000s)

33,988	Harbor High-Yield Bond Fund	$369
606,187	Harbor Bond Fund	7,808
339,173	Harbor Real Return Fund	3,602

TOTAL HARBOR FIXED INCOME FUNDS (Cost $10,953)		11,779

SHORT-TERM INVESTMENTS—5.0%
(Cost $784)
783,907	Harbor Money Market Fund	784

TOTAL INVESTMENTS—100.0% (Cost $14,505)		15,703

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,703

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—27.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—18.1%
2,167	Harbor Capital Appreciation Fund	$68
4,290	Harbor Mid Cap Growth Fund	31
2,315	Harbor Small Cap Growth Fund	25
15,052	Harbor Large Cap Value Fund	102
4,622	Harbor Mid Cap Value Fund	46
1,098	Harbor Small Cap Value Fund	18
2,547	Harbor Small Company Value Fund	19

		309

HARBOR INTERNATIONAL EQUITY FUNDS—9.8%
2,196	Harbor International Fund	117
4,697	Harbor International Growth Fund	50

		167

TOTAL HARBOR EQUITY FUNDS (Cost $484)		476

HARBOR STRATEGIC MARKETS FUNDS—1.6%
(Cost $28)
3,973	Harbor Commodity Real Return Strategy Fund	28

HARBOR FIXED INCOME FUNDS—65.5%

Shares		Value (000s)

7,837	Harbor High-Yield Bond Fund	$85
57,387	Harbor Bond Fund	739
27,605	Harbor Real Return Fund	293

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,081)		1,117

SHORT-TERM INVESTMENTS—5.0%
(Cost $85)
84,946	Harbor Money Market Fund	85

TOTAL INVESTMENTS—100.0% (Cost $1,678)		1,706

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,706

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—34.2%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—22.2%
8,654	Harbor Capital Appreciation Fund	$270
17,297	Harbor Mid Cap Growth Fund	123
9,345	Harbor Small Cap Growth Fund	100
60,118	Harbor Large Cap Value Fund	408
18,544	Harbor Mid Cap Value Fund	186
4,404	Harbor Small Cap Value Fund	74
10,289	Harbor Small Company Value Fund	76

		1,237

HARBOR INTERNATIONAL EQUITY FUNDS—12.0%
8,859	Harbor International Fund	471
18,902	Harbor International Growth Fund	201

		672

TOTAL HARBOR EQUITY FUNDS (Cost $1,838)		1,909

HARBOR STRATEGIC MARKETS FUNDS—2.9%
(Cost $155)
Shares		Value (000s)

22,751	Harbor Commodity Real Return Strategy Fund	$162

HARBOR FIXED INCOME FUNDS—62.9%
38,667	Harbor High-Yield Bond Fund	420
180,186	Harbor Bond Fund	2,321
72,010	Harbor Real Return Fund	765

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,374)		3,506

TOTAL INVESTMENTS—100.0% (Cost $5,367)		5,577

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$5,577

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—39.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—25.6%
40,356	Harbor Capital Appreciation Fund	$1,262
80,581	Harbor Mid Cap Growth Fund	574
43,165	Harbor Small Cap Growth Fund	461
280,308	Harbor Large Cap Value Fund	1,903
85,927	Harbor Mid Cap Value Fund	864
20,321	Harbor Small Cap Value Fund	342
47,488	Harbor Small Company Value Fund	349

		5,755

HARBOR INTERNATIONAL EQUITY FUNDS—14.2%
42,031	Harbor International Fund	2,236
89,653	Harbor International Growth Fund	957

		3,193

TOTAL HARBOR EQUITY FUNDS (Cost $7,555)		8,948

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $791)
Shares		Value (000s)

125,550	Harbor Commodity Real Return Strategy Fund	$891

HARBOR FIXED INCOME FUNDS—56.2%
185,013	Harbor High-Yield Bond Fund	2,007
648,172	Harbor Bond Fund	8,349
218,382	Harbor Real Return Fund	2,319

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,792)		12,675

TOTAL INVESTMENTS—100.0% (Cost $20,138)		22,514

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$22,514

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—48.5%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—31.2%
6,395	Harbor Capital Appreciation Fund	$200
12,789	Harbor Mid Cap Growth Fund	91
6,910	Harbor Small Cap Growth Fund	74
44,425	Harbor Large Cap Value Fund	301
13,697	Harbor Mid Cap Value Fund	138
3,253	Harbor Small Cap Value Fund	55
7,635	Harbor Small Company Value Fund	56

		915

HARBOR INTERNATIONAL EQUITY FUNDS—17.3%
6,668	Harbor International Fund	354
14,220	Harbor International Growth Fund	152

		506

TOTAL HARBOR EQUITY FUNDS (Cost $1,354)		1,421

HARBOR STRATEGIC MARKETS FUNDS—5.0%
(Cost $138)
Shares		Value (000s)

20,511	Harbor Commodity Real Return Strategy Fund	$146

HARBOR FIXED INCOME FUNDS—46.5%
26,368	Harbor High-Yield Bond Fund	286
69,362	Harbor Bond Fund	893
17,495	Harbor Real Return Fund	186

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,306)		1,365

TOTAL INVESTMENTS—100.0% (Cost $2,798)		2,932

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,932

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—58.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—37.7%
68,442	Harbor Capital Appreciation Fund	$2,140
136,485	Harbor Mid Cap Growth Fund	972
73,120	Harbor Small Cap Growth Fund	781
472,353	Harbor Large Cap Value Fund	3,207
145,172	Harbor Mid Cap Value Fund	1,459
34,644	Harbor Small Cap Value Fund	584
79,548	Harbor Small Company Value Fund	585

		9,728

HARBOR INTERNATIONAL EQUITY FUNDS—20.3%
68,827	Harbor International Fund	3,660
147,477	Harbor International Growth Fund	1,574

		5,234

TOTAL HARBOR EQUITY FUNDS (Cost $12,640)		14,962

HARBOR STRATEGIC MARKETS FUNDS—5.1%
(Cost $1,197)
Shares		Value (000s)

185,889	Harbor Commodity Real Return Strategy Fund	$1,320

HARBOR FIXED INCOME FUNDS—36.9%
247,081	Harbor High-Yield Bond Fund	2,681
464,208	Harbor Bond Fund	5,979
81,188	Harbor Real Return Fund	862

TOTAL HARBOR FIXED INCOME FUNDS (Cost $8,885)		9,522

TOTAL INVESTMENTS—100.0% (Cost $22,722)		25,804

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$25,804

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—68.3%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—44.0%
3,211	Harbor Capital Appreciation Fund	$100
6,422	Harbor Mid Cap Growth Fund	46
3,441	Harbor Small Cap Growth Fund	37
22,287	Harbor Large Cap Value Fund	151
6,849	Harbor Mid Cap Value Fund	69
1,625	Harbor Small Cap Value Fund	27
3,793	Harbor Small Company Value Fund	28

		458

HARBOR INTERNATIONAL EQUITY FUNDS—24.3%
3,326	Harbor International Fund	177
7,086	Harbor International Growth Fund	76

		253

TOTAL HARBOR EQUITY FUNDS (Cost $631)		711

HARBOR STRATEGIC MARKETS FUNDS—4.3%
(Cost $42)
Shares		Value (000s)

6,336	Harbor Commodity Real Return Strategy Fund	$45

HARBOR FIXED INCOME FUNDS—27.4%
8,906	Harbor High-Yield Bond Fund	97
13,350	Harbor Bond Fund	172
1,536	Harbor Real Return Fund	16

TOTAL HARBOR FIXED INCOME FUNDS (Cost $270)		285

TOTAL INVESTMENTS—100.0% (Cost $943)		1,041

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,041

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—77.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—50.4%
54,213	Harbor Capital Appreciation Fund	$1,695
107,976	Harbor Mid Cap Growth Fund	769
58,209	Harbor Small Cap Growth Fund	622
375,888	Harbor Large Cap Value Fund	2,552
115,635	Harbor Mid Cap Value Fund	1,162
27,444	Harbor Small Cap Value Fund	462
63,532	Harbor Small Company Value Fund	467

		7,729

HARBOR INTERNATIONAL EQUITY FUNDS—27.4%
55,279	Harbor International Fund	2,940
118,177	Harbor International Growth Fund	1,261

		4,201

TOTAL HARBOR EQUITY FUNDS (Cost $8,794)		11,930

HARBOR STRATEGIC MARKETS FUNDS—4.2%
(Cost $560)
Shares		Value (000s)

90,321	Harbor Commodity Real Return Strategy Fund	$641

HARBOR FIXED INCOME FUNDS—18.0%
98,339	Harbor High-Yield Bond Fund	1,067
128,606	Harbor Bond Fund	1,657
3,753	Harbor Real Return Fund	40

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,566)		2,764

TOTAL INVESTMENTS—100.0% (Cost $11,920)		15,335

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,335

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—88.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—57.2%
2,983	Harbor Capital Appreciation Fund	$93
5,955	Harbor Mid Cap Growth Fund	42
3,181	Harbor Small Cap Growth Fund	34
20,627	Harbor Large Cap Value Fund	140
6,335	Harbor Mid Cap Value Fund	64
1,510	Harbor Small Cap Value Fund	26
3,471	Harbor Small Company Value Fund	26

		425

HARBOR INTERNATIONAL EQUITY FUNDS—30.8%
3,013	Harbor International Fund	160
6,437	Harbor International Growth Fund	69

		229

TOTAL HARBOR EQUITY FUNDS (Cost $603)		654

HARBOR STRATEGIC MARKETS FUNDS—3.2%
(Cost $24)
Shares		Value (000s)

3,441	Harbor Commodity Real Return Strategy Fund	$24

HARBOR FIXED INCOME FUNDS—8.8%
2,407	Harbor High-Yield Bond Fund	26
3,038	Harbor Bond Fund	39

TOTAL HARBOR FIXED INCOME FUNDS (Cost $63)		65

TOTAL INVESTMENTS—100.0% (Cost $690)		743

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$743

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2010 (Unaudited)

HARBOR EQUITY FUNDS—90.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—58.5%
61,617	Harbor Capital Appreciation Fund	$1,927
122,948	Harbor Mid Cap Growth Fund	875
65,925	Harbor Small Cap Growth Fund	704
425,767	Harbor Large Cap Value Fund	2,891
130,858	Harbor Mid Cap Value Fund	1,315
31,251	Harbor Small Cap Value Fund	527
71,649	Harbor Small Company Value Fund	527

		8,766

HARBOR INTERNATIONAL EQUITY FUNDS—31.5%
62,012	Harbor International Fund	3,298
132,783	Harbor International Growth Fund	1,417

		4,715

TOTAL HARBOR EQUITY FUNDS (Cost $9,970)		13,481

HARBOR STRATEGIC MARKETS FUNDS—3.0%
(Cost $401)
Shares		Value (000s)

64,661	Harbor Commodity Real Return Strategy Fund	$459

HARBOR FIXED INCOME FUNDS—7.0%
38,561	Harbor High-Yield Bond Fund	418
48,577	Harbor Bond Fund	626

TOTAL HARBOR FIXED INCOME FUNDS (Cost $964)		1,044

TOTAL INVESTMENTS—100.0% (Cost $11,335)		14,984

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$14,984

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2010 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at July 31, 2010.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2010 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund; (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which are affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist exclusively of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values.

Each Underlying Fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. An Underlying Fund may also use fair value pricing if the value of some or all of the Underlying Fund’s securities have been materially affected by events occurring before the Underlying Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an Underlying Fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the Underlying Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Fair Value Measurements

Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of each Fund’s investments are summarized in three categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

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Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 3—Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, ASC 820 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by these investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2010 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$14,505	$1,198	$—	$1,198
Harbor Target Retirement 2010 Fund	1,678	36	(8)	28
Harbor Target Retirement 2015 Fund	5,367	210	—	210
Harbor Target Retirement 2020 Fund	20,138	2,376	—	2,376
Harbor Target Retirement 2025 Fund	2,798	134	—	134
Harbor Target Retirement 2030 Fund	22,722	3,082	—	3,082
Harbor Target Retirement 2035 Fund	943	98	—	98
Harbor Target Retirement 2040 Fund	11,920	3,415	—	3,415
Harbor Target Retirement 2045 Fund	690	53	—	53
Harbor Target Retirement 2050 Fund	11,335	3,649	—	3,649

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60606-4180

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

09/2010	FD.NQ.T.0610